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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-7736

                                   Janus Aspen Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 12/31


Date of reporting period: 9/30/08


Item 1. Schedule of Investments.


Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 45.7%
Advertising Sales - 0.4%
           193,855    Lamar Advertising Co. - Class A*,#                                                              $    5,988,181
Aerospace and Defense - 1.1%
           811,480    BAE Systems PLC**                                                                                    5,954,637
           104,815    Boeing Co.                                                                                           6,011,140
           245,380    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 6,627,714
                                                                                                                          18,593,491
Agricultural Chemicals - 1.8%
            95,395    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              12,593,094
           415,809    Syngenta A.G. (ADR)                                                                                 17,597,037
                                                                                                                          30,190,131
Apparel Manufacturers - 0.5%
         1,434,755    Esprit Holdings, Ltd.                                                                                8,815,317
Applications Software - 0.8%
           490,345    Microsoft Corp.                                                                                     13,087,308
Athletic Footwear - 0.6%
           162,285    NIKE, Inc. - Class B                                                                                10,856,867
Audio and Video Products - 0.2%
            83,190    Sony Corp. (ADR)                                                                                     2,568,075
Automotive - Cars and Light Trucks - 0.4%
           161,838    BMW A.G.**                                                                                           6,341,524
Beverages - Non-Alcoholic - 0.4%
           128,075    Coca-Cola Co.                                                                                        6,772,606
Brewery - 1.5%
           412,205    InBev N.V. **                                                                                       24,329,316
Building Products - Air and Heating - 0.4%
           190,475    Daikin Industries, Ltd.**                                                                            6,466,751
Casino Hotels - 1.0%
           756,766    Crown, Ltd.                                                                                          5,230,726
           253,175    MGM Mirage*,#                                                                                        7,215,487
            48,590    Wynn Resorts, Ltd.*,#                                                                                3,966,888
                                                                                                                          16,413,101
Commercial Services - Finance - 0.6%
            97,820    Visa, Inc. A-Shares                                                                                  6,005,170
           171,730    Western Union Co.                                                                                    4,236,579
                                                                                                                          10,241,749
Computers - 2.2%
           127,905    Apple, Inc.                                                                                         14,537,682
           334,260    Hewlett-Packard Co.                                                                                 15,456,182
            94,345    Research In Motion, Ltd. (U.S. Shares)*                                                              6,443,764
                                                                                                                          36,437,628
Computers - Memory Devices - 1.0%
         1,365,618    EMC Corp.*                                                                                          16,332,791
Cosmetics and Toiletries - 1.9%
           449,295    Avon Products, Inc.                                                                                 18,677,193
           164,050    Colgate-Palmolive Co.                                                                               12,361,168
                                                                                                                          31,038,361
Diversified Operations - 1.8%
         1,364,670    China Merchants Holdings International Company, Ltd.                                                 4,389,016
           230,790    Danaher Corp.                                                                                       16,016,825
         2,899,640    Melco International Development, Ltd.                                                                  824,709
            96,515    Siemens A.G. **                                                                                      9,132,820
                                                                                                                          30,363,370
E-Commerce/Services - 0.5%
           171,765    eBay, Inc.*                                                                                          3,844,100
           288,870    Liberty Media Corp. - Interactive - Class A*                                                         3,729,312
                                                                                                                           7,573,412
Electric Products - Miscellaneous - 0.3%
           141,345    Emerson Electric Co.                                                                                 5,765,463
Electronic Components - Semiconductors - 0.1%
           101,837    Texas Instruments, Inc.                                                                              2,189,496
Enterprise Software/Services - 1.5%
         1,270,645    Oracle Corp.*                                                                                       25,806,800
Food - Miscellaneous/Diversified - 2.1%
           797,700    Nestle S.A. **                                                                                      34,511,379
Hotels and Motels - 0.6%
           348,492    Starwood Hotels & Resorts Worldwide, Inc.                                                            9,806,565
Machinery - General Industrial - 0.2%
        10,935,755    Shanghai Electric Group Company, Ltd.*                                                               3,289,102
Medical - Biomedical and Genetic - 1.5%
           120,025    Celgene Corp.*                                                                                       7,595,182
           366,682    Gilead Sciences, Inc.*                                                                              16,713,366
                                                                                                                          24,308,548
Medical - Drugs - 4.2%
           174,375    Allergan, Inc.                                                                                       8,980,313
           398,135    Bristol-Myers Squibb Co.                                                                             8,301,115
           349,675    Merck & Company, Inc.                                                                               11,035,743
           254,376    Roche Holding A.G. **                                                                               39,664,476
           120,780    Wyeth                                                                                                4,461,613
                                                                                                                          72,443,260
Medical - HMO - 0.8%
           171,730    Coventry Health Care, Inc.*                                                                          5,589,812
           313,745    UnitedHealth Group, Inc.                                                                             7,965,985
                                                                                                                          13,555,797
Medical Instruments - 0.3%
            87,180    Medtronic, Inc.                                                                                      4,367,718
Medical Products - 0.3%
            80,630    Zimmer Holdings, Inc.*                                                                               5,205,473
Networking Products - 0.4%
           308,105    Cisco Systems, Inc.*                                                                                 6,950,849
Oil Companies - Exploration and Production - 1.4%
           359,220    EnCana Corp. (U.S. Shares)                                                                          23,611,531
Oil Companies - Integrated - 3.6%
           521,540    ConocoPhillips                                                                                      38,202,804
           260,170    Hess Corp.                                                                                          21,354,754
                                                                                                                          59,557,558
Optical Supplies - 0.3%
            34,835    Alcon, Inc. (U.S. Shares)                                                                            5,626,201
Power Converters and Power Supply Equipment - 0.4%
           189,705    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                        6,804,718
Retail - Apparel and Shoe - 0.3%
           171,730    Nordstrom, Inc.                                                                                      4,949,259
Retail - Consumer Electronics - 0.5%
           105,035    Yamada Denki Company, Ltd.**                                                                         7,965,093
Retail - Drug Store - 1.5%
           764,385    CVS/Caremark Corp.                                                                                  25,729,199
Retail - Jewelry - 0.2%
            78,600    Tiffany & Co.                                                                                        2,791,872
Retail - Restaurants - 0.5%
           145,225    McDonald's Corp.                                                                                     8,960,383
Soap and Cleaning Preparations - 1.8%
           625,337    Reckitt Benckiser PLC**                                                                             30,273,239
Telecommunication Equipment - Fiber Optics - 0.8%
           876,906    Corning, Inc.                                                                                       13,714,810
Tobacco - 2.9%
         1,127,990    Altria Group, Inc.                                                                                  22,379,322
           528,475    Philip Morris International, Inc.                                                                   25,419,647
                                                                                                                          47,798,969
Transportation - Railroad - 1.4%
           314,721    Canadian National Railway Co. (U.S. Shares)                                                         15,053,106
           128,489    Union Pacific Corp.                                                                                  9,143,277
                                                                                                                          24,196,383
Wireless Equipment - 0.5%
           211,165    QUALCOMM, Inc.                                                                                       9,073,760
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $724,289,445)                                                                                   761,663,404
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 12.1%
Agricultural Chemicals - 0.0%
   $       720,000    Mosaic Co., 6.2500%, due 12/1/16 (144A)                                                                735,643
Automotive - Cars and Light Trucks - 0.2%
           795,000    Ford Motor Co., 7.4500%, due 7/16/31                                                                   341,850
           795,000    General Motors Corp., 8.3750%, due 7/15/33                                                             318,000
         2,070,000    General Motors Nova Financial Corp., 6.8500%, due 10/15/08                                           2,049,300
                                                                                                                           2,709,150
Beverages - Non-Alcoholic - 0.4%
                  Dr. Pepper Snapple Group:
         1,885,000    7.4500%, due 5/1/38 (144A)                                                                           1,819,553
         1,545,000    6.8200%, due 5/1/18 (144A)                                                                           1,491,322
         4,210,000    6.1200%, due 5/1/13 (144A)                                                                           4,178,353
                                                                                                                           7,489,228
Cable Television - 0.4%
         1,785,000    Comcast Corp., 6.3000%, due 11/15/17                                                                 1,641,311
           730,000    Cox Communications, Inc., 6.9500%, due 6/1/38 (144A)                                                   649,422
                  Time Warner Cable, Inc.:
         3,725,000    7.3000%, due 7/1/38                                                                                  3,313,611
         1,770,000    6.7500%, due 7/1/18                                                                                  1,653,056
                                                                                                                           7,257,400
Cellular Telecommunications - 0.2%
         3,621,000    Rogers Communications, 6.3750%, due 3/1/14                                                           3,463,059
Chemicals - Diversified - 0.1%
         1,730,000    E.I. DU Pont De Nemours, 5.0000%, due 7/15/13                                                        1,703,932
Coal - 0.1%
         1,850,000    Arch West Finance, 6.7500%, due 7/1/13                                                               1,739,000
Commercial Banks - 0.6%
         7,095,000    Credit Suisse New York, 5.0000%, due 5/15/13                                                         6,574,873
         3,915,000    U.S. Bank, 5.7000%, due 12/15/08                                                                     3,923,480
                                                                                                                          10,498,353
Computer Services - 0.1%
                  SunGard Data Systems, Inc.:
           714,000    9.1250%, due 8/15/13                                                                                   642,600
           714,000    10.2500%, due 8/15/15                                                                                  619,395
                                                                                                                           1,261,995
Consumer Products - Miscellaneous - 0.2%
                  Clorox Co.:
           950,000    5.0000%, due 3/1/13                                                                                    922,536
         2,135,000    5.9500%, due 10/15/17                                                                                2,062,706
                                                                                                                           2,985,242
Data Processing and Management - 0.2%
                  Fiserv, Inc.:
         1,740,000    6.1250%, due 11/20/12                                                                                1,687,225
         1,740,000    6.8000%, due 11/20/17                                                                                1,679,184
                                                                                                                           3,366,409
Diversified Operations - 0.7%
         6,629,000    3M Company, 4.3750%, due 8/15/13                                                                     6,698,254
                  Dover Corp.:
         1,150,000    6.6000%, due 3/15/38                                                                                 1,152,921
         2,285,000    5.4500%, due 3/15/18                                                                                 2,209,638
         1,590,000    Eaton Corp., 4.9000%, due 5/15/13                                                                    1,551,477
                                                                                                                          11,612,290
Electric - Generation - 0.2%
         1,895,000    Allegheny Energy Supply Company LLC, 8.2500%, due 4/15/12 (144A)                                     1,913,950
           920,000    Edison Mission Energy, 7.0000%, due 5/15/17                                                            828,000
                                                                                                                           2,741,950
Electric - Integrated - 1.6%
           900,000    Centerpoint Energy, Inc., 6.5000%, due 5/1/18                                                          766,494
         3,780,000    CMS Energy Corp., 6.3000%, due 2/1/12                                                                3,650,652
         1,145,000    Consumers Energy Co., 5.6500%, due 9/15/18                                                           1,048,923
                  Duke Energy Carolinas:
         1,240,000    6.0500%, due 4/15/38                                                                                 1,122,460
           885,000    5.1000%, due 4/15/18                                                                                   823,227
                  Oncor Electric Delivery:
         1,100,000    7.5000%, due 9/1/38 (144A)                                                                             920,161
         2,755,000    6.8000%, due 9/1/18 (144A)                                                                           2,449,388
         2,610,000    5.9500%, due 9/1/13 (144A)                                                                           2,413,258
                  Pacific Gas and Electric Co.:
           495,000    3.6000%, due 3/1/09                                                                                    491,015
         1,740,000    4.2000%, due 3/1/11                                                                                  1,699,980
           680,000    Pacificorp, 6.2500%, due 10/15/37                                                                      617,161
           530,000    Public Service Colorado, 5.8000%, due 8/1/18                                                           511,689
         3,665,000    Tampa Electric, 6.1000%, due 5/15/18                                                                 3,418,386
         4,030,000    Virginia Electric & Power Co., 5.1000%, due 11/30/12                                                 3,944,765
         3,985,000    West Penn Power Co., 5.9500%, due 12/15/17 (144A)                                                    3,697,793
                                                                                                                          27,575,352
Enterprise Software/Services - 0.2%
         3,804,000    BMC Software, Inc., 7.2500%, due 6/1/18                                                              3,834,984
Fiduciary Banks - 0.1%
         1,755,000    Bank of America, Corp., 4.5000%, due 4/1/13                                                          1,643,096
Finance - Auto Loans - 0.2%
                  American Honda Finance:
         1,740,000    7.6250%, due 10/1/18 (144A)                                                                          1,730,052
         1,745,000    6.7000%, due 10/1/13 (144A)                                                                          1,734,775
                                                                                                                           3,464,827
Finance - Investment Bankers/Brokers - 0.6%
         3,710,000    Citigroup, Inc., 6.1250%, due 11/21/17                                                               3,144,132
         7,045,000    JP Morgan Chase & Co., 6.0000%, due 1/15/18                                                          6,424,138
                                                                                                                           9,568,270
Food - Miscellaneous/Diversified - 0.2%
                  General Mills, Inc.:
         1,961,000    5.2500%, due 8/1/13                                                                                  1,945,891
         1,200,000    5.2000%, due 3/17/15                                                                                 1,151,442
           860,000    Kellogg Co., 4.2500%, due 3/6/13                                                                       829,689
                                                                                                                           3,927,022
Food - Retail - 0.5%
                  Kroger Co.:
         2,490,000    6.4000%, due 8/15/17                                                                                 2,387,517
           990,000    6.1500%, due 1/15/20                                                                                   907,626
           765,000    Stater Brothers Holdings, Inc., 7.7500%, due 4/15/15                                                   715,275
         5,370,000    Supervalu, Inc., 7.5000%, due 11/15/14                                                               5,208,900
                                                                                                                           9,219,318
Independent Power Producer - 0.3%
         1,845,000    NRG Energy, Inc., 7.3750%, due 2/1/16                                                                1,660,500
                  Reliant Energy, Inc.:
         3,775,000    7.6250%, due 6/15/14#                                                                                2,831,250
           625,000    7.8750%, due 6/15/17                                                                                   462,500
                                                                                                                           4,954,250
Machinery - Construction and Mining - 0.1%
         1,105,000    Atlas Copco A.B., 5.6000%, due 5/22/17 (144A) ss.                                                    1,073,646
Medical - Hospitals - 0.3%
                  HCA, Inc.:
         1,890,000    6.5000%, due 2/15/16#                                                                                1,497,825
         2,865,000    9.2500%, due 11/15/16                                                                                2,786,213
                                                                                                                           4,284,038
Medical Products - 0.4%
                  Covidien International Finance S.A.:
         4,675,000    5.4500%, due 10/15/12                                                                                4,589,541
         2,710,000    6.0000%, due 10/15/17                                                                                2,677,461
                                                                                                                           7,267,002
Multimedia - 0.3%
         1,065,000    Viacom, Inc., 6.1250%, due 10/5/17                                                                     966,140
         4,235,000    Walt Disney Co., 4.7000%, due 12/1/12                                                                4,214,211
                                                                                                                           5,180,351
Office Automation and Equipment - 0.2%
                  Xerox Corp.:
         1,235,000    5.6500%, due 5/15/13                                                                                 1,199,531
         1,760,000    6.3500%, due 5/15/18                                                                                 1,608,818
                                                                                                                           2,808,349
Oil Companies - Exploration and Production - 0.0%
           335,000    Forest Oil Corp., 8.0000%, due 12/15/11                                                                335,000
Pipelines - 0.9%
         3,095,000    El Paso Corp., 7.0000%, due 6/15/17                                                                  2,764,958
                  Kinder Morgan Energy Partners, L.P.:
           645,000    6.9500%, due 1/15/38                                                                                   552,779
           645,000    5.9500%, due 2/15/18                                                                                   574,528
           564,000    6.5000%, due 2/1/37                                                                                    455,877
           930,000    6.0000%, due 2/1/17                                                                                    843,024
         5,910,000    Kinder Morgan Finance Co., 5.7000%, due 1/5/16                                                       5,082,599
           855,000    Plains All American Pipeline L.P., 6.5000%, due 5/1/18 (144A)                                          771,294
           745,000    Southern Natural Gas Co., 5.9000%, due 4/1/17 (144A)                                                   659,320
                  Teppco Partners, L.P.:
           880,000    7.5500%, due 4/15/38                                                                                   782,292
         1,760,000    6.6500%, due 4/15/18                                                                                 1,744,051
                                                                                                                          14,230,722
Reinsurance - 0.2%
         3,530,000    Berkshire Hathaway, Inc., 5.0000%, due 8/15/13 (144A)                                                3,520,709
Retail - Discount - 0.1%
                  Wal-Mart Stores, Inc.:
         1,245,000    6.2000%, due 4/15/38                                                                                 1,135,689
         1,245,000    4.2500%, due 4/15/13                                                                                 1,221,970
                                                                                                                           2,357,659
Retail - Regional Department Stores - 0.2%
         3,210,000    May Department Stores Co., 4.8000%, due 7/15/09                                                      3,137,342
Special Purpose Entity - 0.1%
                  Petroplus Finance, Ltd.:
           373,000    7.0000%, due 5/1/17 (144A)                                                                             309,590
         1,455,000    6.7500%, due 5/1/14 (144A)                                                                           1,229,475
                                                                                                                           1,539,065
Steel - Producers - 0.2%
         3,718,000    Steel Dynamics, Inc., 7.7500%, due 4/15/16 (144A)                                                    3,309,020
Super-Regional Banks - 0.8%
                  Bank of America Corp.:
         1,850,000    8.0000%, due 7/30/99                                                                                 1,464,954
         3,560,000    4.9000%, due 5/1/13#                                                                                 3,220,540
         2,955,000    Wells Fargo Capital XV, 9.7500%, due 3/26/99                                                         2,866,350
         5,865,000    Wells Fargo Co., 5.6250%, due 12/11/17                                                               5,390,187
                                                                                                                          12,942,031
Telephone - Integrated - 0.4%
                  AT&T, Inc.:
         5,005,000    4.9500%, due 1/15/13                                                                                 4,794,790
         1,220,000    5.5000%, due 2/1/18                                                                                  1,086,434
         1,745,000    5.6000%, due 5/15/18                                                                                 1,561,845
                                                                                                                           7,443,069
Transportation - Railroad - 0.4%
         2,055,000    Burlington North Santa Fe, 5.7500%, due 3/15/18                                                      1,971,113
         1,445,000    Canadian National Railway Co., 4.2500%, due 8/1/09                                                   1,444,292
         3,690,000    Union Pacific Corp., 5.7000%, 8/15/18                                                                3,436,441
                                                                                                                           6,851,846
Wireless Equipment - 0.3%
                  Rogers Communications, Inc.:
           885,000    7.5000%, due 8/15/38                                                                                   881,951
         3,540,000    6.8000%, due 8/15/18                                                                                 3,348,946
                                                                                                                           4,230,897
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $215,352,176)                                                                                202,261,516
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.1%
Food - Miscellaneous/Diversified - 0.1%
                10    Heinz (H.J.) Finance Co., Series B, 8.0000% (144A)                                                     974,688
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $1,000,000)                                                                                      974,688
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 15.8%
                  Fannie Mae:
         7,885,000    5.0000%, due 2/1/23^                                                                                 7,828,323
        20,593,996    5.5000%, due 3/1/23                                                                                 20,779,659
         4,412,194    4.5000%, due 6/1/23                                                                                  4,303,187
         8,678,856    5.5000%, due 8/1/23                                                                                  8,756,232
         6,680,000    5.0000%, due 9/1/23                                                                                  6,639,355
         7,036,133    6.0000%, due 4/1/37                                                                                  7,134,450
         3,608,387    5.5000%, due 6/1/37                                                                                  3,601,470
         9,987,814    6.5000%, due 10/1/37                                                                                10,252,784
         6,993,002    5.0000%, due 3/1/38                                                                                  6,818,442
         3,580,871    6.0000%, due 3/1/38                                                                                  3,630,907
        15,565,011    5.5000%, due 4/1/38                                                                                 15,533,616
         3,645,673    5.0000%, due 5/1/38                                                                                  3,554,670
        17,343,514    5.0000%, due 5/1/38                                                                                 16,910,583
         7,315,431    5.5000%, due 5/1/38                                                                                  7,300,675
         3,625,348    5.5000%, due 6/1/38                                                                                  3,618,035
         3,650,305    5.5000%, due 6/1/38                                                                                  3,642,942
        17,369,416    5.5000%, due 6/1/38                                                                                 17,334,381
        13,709,770    6.0000%, due 6/1/38                                                                                 13,899,967
         1,421,036    5.5000%, due 7/1/38                                                                                  1,418,170
         3,633,383    5.5000%, due 7/1/38                                                                                  3,626,055
         6,986,287    6.0000%, due 7/1/38                                                                                  7,083,208
         3,945,000    6.0000%, due 11/1/23^                                                                                4,017,738
                                                                                                                         177,684,849
                  Freddie Mac:
         6,975,000    3.7500%, due 6/28/13                                                                                 6,920,804
         3,475,000    4.8750%, due 6/13/18                                                                                 3,521,968
         3,580,110    4.5000%, due 4/1/23                                                                                  3,487,185
         3,251,000    6.0000%, due 10/1/23^                                                                                3,306,878
         1,728,244    5.5000%, due 2/1/38                                                                                  1,720,438
         9,475,000    6.0000%, due 2/1/38^                                                                                 9,590,481
         5,550,000    6.5000%, due 2/1/38^                                                                                 5,690,482
         3,313,200    5.0000%, due 4/1/38                                                                                  3,229,460
           839,670    4.5000%, due 5/1/38                                                                                    794,570
         2,835,442    4.5000%, due 5/1/38                                                                                  2,683,144
         3,653,552    5.0000%, due 5/1/38                                                                                  3,561,210
         5,915,000    5.5000%, due 5/1/38^                                                                                 5,883,580
         8,341,002    5.5000%, due 6/1/38                                                                                  8,303,326
         9,860,000    5.0000%, due 8/1/38^                                                                                 9,604,251
         5,085,000    6.0000%, due 6/1/38                                                                                  5,152,367
         7,028,457    6.0000%, due 8/1/38                                                                                  7,121,570
         2,030,000    5.5000%, due 9/1/38                                                                                  2,020,830
         3,376,000    6.5000%, due 9/1/38                                                                                  3,465,483
                                                                                                                          86,058,027
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $262,361,621)                                                                     263,742,876
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 2.1%
                  Fannie Mae:
         3,120,000    5.2500%, due 1/15/09                                                                                 3,137,718
           655,000    6.3750%, due 6/15/09#                                                                                  669,331
         6,530,000    2.8750%, due 10/12/10                                                                                6,500,132
         3,295,000    3.6250%, due 08/15/11                                                                                3,317,811
         6,975,000    3.8750%, due 7/12/13                                                                                 6,957,675
         3,475,000    5.3750%, due 6/12/17                                                                                 3,643,437
                                                                                                                          24,226,104
                  Freddie Mac:
         1,665,000    5.7500%, due 3/15/09#                                                                                1,682,990
         6,530,000    3.1250%, due 10/25/10                                                                                6,530,072
         3,295,000    3.8750%, due 06/29/11                                                                                3,340,006
                                                                                                                          11,553,068
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $35,863,411)                                                                         35,779,172
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 15.6%
        20,444,000    4.8750%, due 1/31/09**                                                                              20,702,738
        17,836,000    4.5000%, due 2/15/09                                                                                18,042,219
        14,247,000    3.1250%, due 4/15/09                                                                                14,364,979
         1,705,000    4.8750%, due 5/15/09#                                                                                1,737,368
         1,595,000    4.8750%, due 5/31/09                                                                                 1,627,524
         5,635,000    4.8750%, due 5/31/09                                                                                 5,697,954
        14,989,000    6.0000%, due 8/15/09**                                                                              15,512,445
         9,721,000    4.6250%, due 11/15/09                                                                               10,017,189
         9,823,000    4.0000%, due 4/15/10**                                                                              10,143,780
         2,026,000    4.5000%, due 5/15/10#                                                                                2,110,047
         5,051,000    3.6250%, due 6/15/10                                                                                 5,206,081
         6,845,000    2.8750%, due 6/30/10#                                                                                6,957,833
        11,500,000    2.7500%, due 7/31/10                                                                                11,678,791
         3,155,000    2.3750%, due 08/31/10#                                                                               3,179,155
         2,731,000    4.5000%, due 2/28/11                                                                                 2,889,100
         3,912,000    4.8750%, due 7/31/11#,**                                                                             4,198,675
           534,000    5.0000%, due 8/15/11#                                                                                  576,470
           335,000    2.8750%, due 1/31/13#                                                                                  335,864
         1,506,000    2.5000%, due 3/31/13#                                                                                1,481,880
        12,756,490    0.6250%, due 4/15/13#,^^                                                                            12,038,937
           820,000    3.3750%, due 6/30/13#                                                                                  836,464
        11,128,000    3.1250%, due 08/31/13                                                                               11,213,196
        10,920,000    3.1250%, due 9/30/13                                                                                10,995,075
         3,298,000    4.5000%, due 2/15/16#                                                                                3,515,464
         1,850,000    4.8750%, due 8/15/16                                                                                 2,002,481
         8,878,008    1.3750%, due 7/15/18 ^^                                                                              8,200,367
        22,810,000    4.0000%, due 08/15/18**                                                                             23,134,334
         3,864,000    7.8750%, due 2/15/21#                                                                                5,194,364
         7,921,000    6.0000%, due 2/15/26                                                                                 9,398,758
           838,000    4.7500%, due 2/15/37                                                                                   896,399
         4,095,000    5.0000%, due 5/15/37#                                                                                4,555,368
         6,080,000    4.3750%, due 2/15/38                                                                                 6,157,423
         9,965,000    4.5000%, due 05/15/38                                                                               10,287,308
        12,923,000    4.3750%, due 11/15/08#                                                                              12,977,522
         1,491,000    4.7500%, due 12/31/08                                                                                1,504,862
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $255,955,542)                                                                      259,368,414
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.7%
        10,860,945    Janus Institutional Cash Management Fund - Institutional Shares, 3.36%                              10,860,945
        67,762,200    Janus Institutional Money Market Fund - Institutional Shares, 3.26%                                 67,762,200
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $78,623,145)                                                                                    78,623,145
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.9%
        65,270,374    Cash Collateral+                                                                                        78,964
           235,279    Repurchase Agreements+                                                                                 235,279
            78,964    Time Deposits+                                                                                      65,270,374
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $65,584,617)                                                                                 65,584,617
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,639,029,957) - 100%                                                                  $1,667,997,832
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                       $    5,230,726              0.3%
Belgium                                             24,329,316              1.5%
Bermuda                                             10,354,382              0.6%
Brazil                                               6,627,714              0.4%
Canada                                              73,971,642              4.4%
Cayman Islands                                       6,804,718              0.4%
China                                                3,289,102              0.2%
Germany                                             15,474,344              0.9%
Hong Kong                                            5,213,725              0.3%
Japan                                               16,999,920              1.0%
Luxembourg                                           7,267,002              0.5%
Sweden                                               1,073,646              0.1%
Switzerland                                        103,973,966              6.2%
United Kingdom                                      36,227,876              2.2%
United States ++                                 1,351,159,753             81.0%
--------------------------------------------------------------------------------
Total                                           $1,667,997,832            100.0%
                                                 =============            ======

++ Includes Short-Term Securities and Other Securities (72.4% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of September 30, 2008 (unaudited)

Currency Sold and                   Currency         Currency        Unrealized
Settlement Date                    Units Sold     Value in U.S.$     Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 11/12/08              7,500,000      $13,360,068       $  842,715
Euro 10/23/08                       5,600,000        7,899,894          743,146
Japanese Yen 11/12/08             390,000,000        3,692,541           37,196
Swiss Franc 11/12/08               22,500,000       20,118,578        1,595,587
--------------------------------------------------------------------------------
Total                                              $45,071,081       $3,218,644

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

^     Security is traded on a "to-be-announced" basis.

^^    Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security; a portion or all of the security is on loan as of September 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities (as of September 30, 2008)

                                                                                                  Value as a
                                                                                                     % of
                                              Acquisition      Acquisition                        Investment
                                                 Date              Cost            Value          Securities
------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio
Atlas Copco A.B., 5.6000%
  due 5/22/17 (144A)                            5/15/07           1,104,503      $1,073,646          0.1%
------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                      $214,639,068

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2008)

                                                         Level 1 - Quoted   Level 2 - Other Significant    Level 3 - Significant
                                                              Prices             Observable Inputs          Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Balanced Portfolio                            $ 762,638,091            $ 905,359,741                    $ -
Other Financial Instruments(a):
Janus Aspen Balanced Portfolio                              3,218,644                    -                            -
----------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option and swap contracts.

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 28.7%
Agricultural Operations - 0.2%
   $       582,000    Bunge Limited Finance Corp., 4.3750%, due 12/15/08                                              $      581,129
Automotive - Cars and Light Trucks - 0.1%
           460,000    Ford Motor Co., 7.4500%, due 7/16/31                                                                   197,800
           460,000    General Motors Corp., 8.3750%, due 7/15/33                                                             184,000
                                                                                                                             381,800
Beverages - Non-Alcoholic - 0.7%
         1,120,000    Dr. Pepper Snapple Group, 6.1200%, due 5/1/13 (144A)                                                 1,111,581
           760,000    Dr. Pepper Snapple Group, 6.8200%, due 5/1/18 (144A)                                                   733,595
           890,000    Dr. Pepper Snapple Group, 7.4500%, due 5/1/38 (144A)                                                   859,099
                                                                                                                           2,704,275
Cable Television - 1.9%
           870,000    Comcast Corp., 6.3000%, due 11/15/17                                                                   799,967
         1,285,000    Comcast Corp., 5.7000%, due 5/15/18                                                                  1,121,608
         1,505,000    Cox Communications, Inc., 4.6250%, due 1/15/10                                                       1,482,883
         1,285,000    Cox Communications, Inc., 6.2500%, due 6/1/18 (144A)                                                 1,194,161
           330,000    Cox Communications, Inc., 6.9500%, due 6/1/38 (144A)                                                   293,574
           830,000    Time Warner Cable, Inc., 6.7500%, due 7/1/18                                                           775,162
         1,830,000    Time Warner Cable, Inc., 7.3000%, due 7/1/38                                                         1,627,894
                                                                                                                           7,295,249
Cellular Telecommunications - 0.4%
         1,689,000    Rogers Communications, 6.3750%, due 3/1/14                                                           1,615,329
Chemicals - Diversified - 0.2%
           850,000    E.I. Du Pont De Nemours and Co., 5.0000%, due 7/15/13                                                  837,192
Coal - 0.2%
           915,000    Arch West Finance, 6.7500%, due 7/1/13                                                                 860,100
Commercial Banks - 0.9%
         3,510,000    Credit Suisse New York, 5.0000%, due 5/15/13**                                                       3,252,686
Commercial Services - 0.6%
           920,000    Aramark Corp., 8.5000%, due 2/1/15                                                                     864,800
         1,265,000    Iron Mountain, Inc., 8.6250%, due 4/1/13                                                             1,246,025
                                                                                                                           2,110,825
Computer Services - 0.2%
           332,000    SunGard Data Systems, Inc., 9.1250%, due 8/15/13                                                       298,800
           332,000    SunGard Data Systems, Inc., 10.2500%, due 8/15/15                                                      288,010
                                                                                                                             586,810
Consumer Products - Miscellaneous - 0.3%
           415,000    Clorox Co., 5.0000%, due 3/1/13                                                                        403,002
           735,000    Clorox Co., 5.9500%, due 10/15/17                                                                      710,113
                                                                                                                           1,113,115
Data Processing and Management - 0.4%
           825,000    Fiserv, Inc., 6.1250%, due 11/20/12                                                                    799,977
           825,000    Fiserv, Inc., 6.8000%, due 11/20/17                                                                    796,165
                                                                                                                           1,596,142
Diversified Operations - 2.0%
         3,158,000    3M Company, 4.3750%, due 8/15/13**                                                                   3,190,991
           610,000    Dover Corp. 5.4500%, due 3/15/18                                                                       589,882
           305,000    Dover Corp., 6.6000%, due 3/15/38                                                                      305,775
           755,000    Eaton Corp., 4.9000%, due 5/15/13                                                                      736,708
         1,075,000    Kansas City Southern, 7.5000%, due 6/15/09                                                           1,075,000
           570,000    SPX Corp., 7.6250%, due 12/15/14 (144A)                                                                570,000
         1,055,000    Textron, Inc., 6.3750%, due 11/15/08                                                                 1,056,589
                                                                                                                           7,524,945
Electric - Generation - 0.7%
           915,000    Allegheny Energy Supply Company LLC, 8.2500%, due 4/15/12 (144A)                                       924,150
         1,970,000    Edison Mission Energy, 7.0000%, due 5/15/17                                                          1,773,000
                                                                                                                           2,697,150
Electric - Integrated - 4.0%
           430,000    Centerpoint Energy, Inc., 6.5000%, due 5/1/18                                                          366,214
         1,735,000    CMS Energy Corp., 6.3000%, due 2/1/12                                                                1,675,630
           305,000    Consumers Energy Co., 5.6500%, due 9/15/18                                                             279,407
           440,000    Duke Energy Carolinas, 5.1000%, due 4/15/18                                                            409,288
           610,000    Duke Energy Carolinas, 6.0500%, due 4/15/38                                                            552,178
         1,590,000    Monongahela Power Co., 6.7000%, due 6/15/14                                                          1,591,649
         1,130,000    Oncor Electric Delivery, 5.9500%, due 9/1/13 (144A)                                                  1,044,821
         1,190,000    Oncor Electric Delivery, 6.8000%, due 9/1/18 (144A)                                                  1,057,993
           470,000    Oncor Electric Delivery, 7.5000%, due 9/1/38 (144A)                                                    393,160
           740,000    Pacific Gas and Electric Co., 4.8000%, due 3/1/14                                                      696,999
           570,000    Pacificorp, 6.2500%, due 10/15/37                                                                      517,326
           240,000    Public Service Colorado, 5.8000%, due 8/1/18                                                           231,708
         1,745,000    Southern California Edison Co., 7.6250%, due 1/15/10                                                 1,812,444
         1,835,000    Tampa Electric, 6.1000%, due 5/15/18                                                                 1,711,525
         1,555,000    Virginia Electric & Power Co., 5.1000%, due 11/30/12                                                 1,522,112
         1,545,000    West Penn Power Co., 5.9500%, due 12/15/17 (144A)                                                    1,433,649
                                                                                                                          15,296,103
Electronic Components - Semiconductors - 0.4%
         1,370,000    National Semiconductor Corp., 3.0688%, due 6/15/10 ^^                                                1,315,978
Enterprise Software/Services - 0.5%
         1,743,000    BMC Software, Inc., 7.2500%, due 6/1/18                                                              1,757,197
Fiduciary Banks - 0.2%
           890,000    Bank of America Corp., 4.5000%, due 4/1/13                                                             833,251
Finance - Auto Loans - 0.5%
           920,000    American Honda Finance, 6.7000%, due 10/1/13 (144A)                                                    914,609
           920,000    American Honda Finance, 7.6250%, due 10/1/18 (144A)                                                    914,740
                                                                                                                           1,829,349
Finance - Consumer Loans - 0.2%
           670,000    John Deere Capital Corp., 4.8750%, due 10/15/10                                                        673,692
Finance - Investment Bankers/Brokers - 1.2%
         1,735,000    Citigroup, Inc., 6.1250%, due 11/21/17                                                               1,470,369
         3,520,000    JP Morgan Chase & Co., 6.0000%, due 1/15/18**                                                        3,209,790
                                                                                                                           4,680,159
Food - Miscellaneous/Diversified - 0.5%
           964,000    General Mills, Inc., 5.2500%, due 8/1/13                                                               956,572
           640,000    General Mills, Inc., 5.2000%, due 3/17/15                                                              614,102
           455,000    Kellogg Co., 4.2500%, due 3/6/13                                                                       438,964
                                                                                                                           2,009,638
Food - Retail - 1.0%
           395,000    Kroger Co., 6.1500%, due 1/15/20                                                                       362,134
           425,000    Stater Brothers Holdings, Inc., 8.1250%, due 6/15/12                                                   416,500
           695,000    Stater Brothers Holdings, Inc., 7.7500%, due 4/15/15                                                   649,825
         2,605,000    Supervalu, Inc., 7.5000%, due 11/15/14                                                               2,526,850
                                                                                                                           3,955,309
Gas - Distribution - 0.1%
           460,000    Southern Star Central Corp., 6.0000%, due 6/1/16 (144A)                                                434,700
Independent Power Producer - 0.5%
           890,000    NRG Energy, Inc., 7.3750%, due 2/1/16                                                                  801,000
         1,160,000    Reliant Energy, Inc., 7.6250%, due 6/15/14                                                             870,000
           239,000    Reliant Energy, Inc., 7.8750%, due 6/15/17                                                             176,860
                                                                                                                           1,847,860
Medical - Hospitals - 0.5%
           920,000    HCA, Inc., 6.5000%, due 2/15/16                                                                        729,100
         1,070,000    HCA, Inc., 9.2500%, due 11/15/16                                                                     1,040,575
                                                                                                                           1,769,675
Medical Products - 0.6%
           915,000    Covidien International Finance S.A., 5.4500%, due 10/15/12                                             898,274
         1,285,000    Covidien International Finance S.A., 6.0000%, due 10/15/17                                           1,269,571
                                                                                                                           2,167,845
Metal - Diversified - 0.2%
           785,000    Freeport-McMoRan Copper & Gold, Inc., 8.3750%, due 4/1/17                                              773,225
Multimedia - 0.6%
           365,000    Viacom, Inc., 6.2500%, due 4/30/16                                                                     328,723
           365,000    Viacom, Inc., 6.1250%, due 10/5/17                                                                     331,119
         1,720,000    Walt Disney Co., 4.7000%, due 12/1/12                                                                1,711,556
                                                                                                                           2,371,398
Non-Hazardous Waste Disposal - 0.6%
         1,135,000    Allied Waste Industries, Inc., 6.5000%, due 11/15/10                                                 1,109,462
           975,000    Waste Management, Inc., 7.3750%, due 8/1/10                                                          1,009,641
                                                                                                                           2,119,103
Office Automation and Equipment - 0.4%
           610,000    Xerox Corp., 5.6500%, due 5/15/13                                                                      592,481
           875,000    Xerox Corp., 6.3500%, due 5/15/18                                                                      799,838
                                                                                                                           1,392,319
Oil Companies - Exploration and Production - 0.3%
           120,000    Forest Oil Corp., 8.0000%, due 12/15/11                                                                120,000
           835,000    Kerr-McGee Corp., 6.8750%, due 9/15/11                                                                 857,046
                                                                                                                             977,046
Pipelines - 1.8%
         1,501,000    El Paso Corp., 7.0000%, due 6/15/17                                                                  1,340,938
               630    Kern River Funding Corp., 4.8930%, due 4/30/18                                                             612
           295,000    Kinder Morgan Energy Partners, 5.9500%, due 2/15/18                                                    262,769
           290,000    Kinder Morgan Energy Partners, 6.9500%, due 1/15/38                                                    248,536
         3,665,000    Kinder Morgan Finance Co., 5.7000%, due 1/5/16**                                                     3,151,899
           450,000    Plains All American Pipeline L.P., 6.5000%, due 5/1/18 (144A)                                          405,944
           885,000    Teppco Partners L.P., 6.6500%, due 4/15/18                                                             876,980
           442,000    Teppco Partners L.P., 7.5500%, due 4/15/38                                                             392,924
                                                                                                                           6,680,602
Reinsurance - 0.6%
         1,680,000    Berkshire Hathaway, Inc., 5.0000%, due 8/15/13 (144A)                                                1,675,578
           570,000    Berkshire Hathaway, Inc., 4.6250%, due 10/15/13                                                        555,342
                                                                                                                           2,230,920
Retail - Discount - 0.3%
           610,000    Wal-Mart Stores, Inc., 4.2500%, due 4/15/13                                                            598,716
           610,000    Wal-Mart Stores, Inc., 6.2000%, due 4/15/38                                                            556,442
                                                                                                                           1,155,158
Special Purpose Entity - 0.4%
           780,000    Petroplus Finance, Ltd., 6.7500%, due 5/1/14 (144A)                                                    659,100
           576,000    Petroplus Finance, Ltd., 7.0000%, due 5/1/17 (144A)                                                    478,080
           535,000    Source Gas LLC, 5.90%, due 4/1/17 (144A)ss.                                                            439,340
                                                                                                                           1,576,520
Steel - Producers - 0.4%
         1,831,000    Steel Dynamics, Inc., 7.7500%, due 4/15/16 (144A)                                                    1,629,590
Super-Regional Banks - 1.5%
         1,740,000    Bank of America Corp., 4.9000%, due 5/1/13#                                                          1,574,084
           950,000    Bank of America Corp., 8.0000%, due 12/29/49                                                           752,274
           580,000    Wells Fargo Capital, 9.7500%, due 12/29/49                                                             562,600
         3,000,000    Wells Fargo & Co., 5.6250%, due 12/11/17**                                                           2,757,129
                                                                                                                           5,646,087
Telephone - Integrated - 1.3%
         2,500,000    AT&T, Inc., 4.9500%, due 1/15/13                                                                     2,394,999
           640,000    AT&T, Inc., 5.5000%, due 2/1/18                                                                        569,933
           875,000    AT&T, Inc., 5.6000%, due 5/15/18                                                                       783,160
         1,150,000    BellSouth Corp., 4.7500%, due 11/15/12                                                               1,091,914
                                                                                                                           4,840,006
Transportation - Railroad - 0.7%
           730,000    Burlington North Santa Fe, 5.7500%, due 3/15/18                                                        700,201
           275,000    Kansas City Southern de Mexico, 7.3750%, due 6/1/14                                                    262,625
         1,780,000    Union Pacific Corp., 5.7000%, 8/15/18                                                                1,657,687
                                                                                                                           2,620,513
Transportation - Services - 0.1%
           495,000    Fedex Corp., 5.5000%, due 8/15/09                                                                      493,024
Wireless Equipment - 0.5%
         1,655,000    Rogers Communications, Inc., 6.8000%, due 8/15/18                                                    1,565,679
           410,000    Rogers Communications, Inc., 7.5000%, due 8/15/38                                                      408,588
                                                                                                                           1,974,267
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $114,990,467)                                                                                108,207,281
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 37.9%
U.S. Government Agency Notes - 32.5%
                   Fannie Mae:
           218,401    6.5000%, due 11/1/17                                                                                   227,008
           563,708    5.0000%, due 11/1/18                                                                                   565,563
         1,083,728    4.5000%, due 5/1/19                                                                                  1,064,404
           275,775    5.5000%, due 8/1/19                                                                                    279,527
           114,840    5.5000%, due 9/1/19                                                                                    116,634
           406,946    5.5000%, due 9/1/19                                                                                    412,481
           362,788    4.5000%, due 4/1/20                                                                                    355,185
           620,812    6.0000%, due 10/1/21                                                                                   633,137
         1,010,000    5.0000%, due 2/1/23 ^                                                                                1,002,740
           836,724    5.0000%, due 4/1/23                                                                                    832,417
         1,974,005    4.5000%, due 6/1/23                                                                                  1,925,236
         3,390,000    5.0000%, due 9/1/23                                                                                  3,369,374
         1,010,000    6.0000%, due 11/1/23^                                                                                1,028,622
           214,681    7.0000%, due 11/1/28                                                                                   226,717
           275,220    6.5000%, due 2/1/31                                                                                    282,886
           460,586    7.0000%, due 2/1/32                                                                                    486,408
         2,011,110    6.0000%, due 10/1/32                                                                                 2,047,809
         1,992,947    5.0300%, due 1/1/33                                                                                  2,015,364
         1,456,158    5.5000%, due 2/1/33                                                                                  1,457,316
           448,319    6.5000%, due 3/1/33                                                                                    463,225
           957,308    4.5750%, due 4/1/33                                                                                    963,345
         1,175,921    5.5000%, due 11/1/33                                                                                 1,176,122
         1,392,714    5.0000%, due 4/1/34                                                                                  1,360,125
         2,105,834    6.0000%, due 7/1/34                                                                                  2,145,563
           177,908    6.5000%, due 9/1/34                                                                                    183,107
           243,383    5.5000%, due 11/1/34                                                                                   243,196
         1,992,775    5.5000%, due 11/1/34                                                                                 1,991,246
           680,739    4.5700%, due 12/1/34                                                                                   688,356
           692,109    5.5000%, due 1/1/36                                                                                    691,146
           900,869    6.5000%, due 1/1/36                                                                                    924,769
         1,738,171    6.0000%, due 3/1/36                                                                                  1,762,556
         7,590,001    6.0000%, due 7/1/36                                                                                  7,696,483
           311,079    6.0000%, due 8/1/36                                                                                    315,443
         1,703,646    5.5410%, due 11/1/36                                                                                 1,714,430
           525,136    6.0000%, due 1/1/37                                                                                    532,504
         1,685,529    5.5000%, due 6/1/37                                                                                  1,682,298
         2,436,963    6.0000%, due 12/1/37                                                                                 2,471,015
         6,780,000    5.5000%, due 1/1/38                                                                                  6,767,003
         4,070,000    6.5000%, due 1/1/38                                                                                  4,177,339
         2,040,000    5.5000%, due 3/1/38                                                                                  2,035,885
         1,695,946    6.0000%, due 3/1/38                                                                                  1,719,644
         1,242,644    5.0000%, due 5/1/38                                                                                  1,211,625
         1,726,638    5.0000%, due 5/1/38                                                                                  1,683,538
         3,440,230    5.5000%, due 5/1/38                                                                                  3,433,290
         3,390,000    5.0000%, due 6/1/38                                                                                  3,305,379
         1,245,016    5.5000%, due 6/1/38                                                                                  1,242,504
         1,740,958    5.5000%, due 6/1/38                                                                                  1,737,447
         1,745,798    5.5000%, due 6/1/38                                                                                  1,742,277
         1,754,731    5.5000%, due 7/1/38                                                                                  1,751,192
                                                                                                                          76,140,880
                   Freddie Mac:
           297,159    5.5000%, due 1/1/16                                                                                    302,315
           573,731    5.5000%, due 1/1/18                                                                                    583,530
           377,970    5.5000%, due 2/1/21                                                                                    380,986
           847,000    5.5000%, due 10/1/21 ^                                                                                 852,294
         1,697,884    4.5000%, due 4/1/23                                                                                  1,653,814
           847,000    6.0000%, due 10/1/23 ^                                                                                 861,558
           865,255    5.5000%, due 9/1/24                                                                                    868,977
           589,506    6.0000%, due 11/1/33                                                                                   599,527
           803,381    6.0000%, due 2/1/34                                                                                    817,085
           202,988    3.9300%, due 5/1/34                                                                                    204,567
         1,233,334    3.7420%, due 7/1/34                                                                                  1,231,665
           303,657    6.5000%, due 7/1/34                                                                                    314,735
           314,846    5.5000%, due 12/1/34                                                                                   313,817
           990,059    5.5000%, due 12/1/34                                                                                   986,824
         2,902,598    5.0000%, due 10/1/35                                                                                 2,831,958
         2,728,807    5.0000%, due 11/1/35                                                                                 2,662,396
           556,285    5.6560%, due 3/1/37                                                                                    559,099
           816,115    5.5000%, due 2/1/38                                                                                    812,428
         5,050,000    6.0000%, due 2/1/38 ^                                                                                5,111,549
         2,700,000    6.5000%, due 2/1/38 ^                                                                                2,768,342
         1,487,963    5.0000%, due 4/1/38                                                                                  1,450,355
           397,679    4.5000%, due 5/1/38                                                                                    376,319
         1,342,902    4.5000%, due 5/1/38                                                                                  1,270,772
         1,735,066    5.0000%, due 5/1/38                                                                                  1,691,212
         7,070,000    5.5000%, due 5/1/38 ^                                                                                7,032,445
         1,670,000    5.0000%, due 6/1/38                                                                                  1,627,791
         1,180,000    5.5000%, due 6/1/38                                                                                  1,174,670
         5,050,000    5.0000%, due 8/1/38 ^                                                                                4,919,013
           490,000    5.5000%, due 9/1/38                                                                                    487,787
                                                                                                                          44,747,830
                   Ginnie Mae:
           639,924    6.0000%, due 10/20/34                                                                                  649,491
           359,613    6.5000%, due 2/20/35                                                                                   368,313
         1,661,977    5.5000%, due 3/20/35                                                                                 1,660,106
                                                                                                                           2,677,910
U.S. Government Agency Variable Notes - 5.4%
                   Fannie Mae:
         3,400,000    2.8750%, due 10/12/10                                                                                3,384,448
         1,690,000    3.6250%, due 8/15/11                                                                                 1,701,700
         3,380,000    3.8750%, due 7/12/13**                                                                               3,371,604
         1,700,000    5.3750%, due 6/12/17                                                                                 1,782,401
                                                                                                                          10,240,153
                   Freddie Mac:
         3,400,000    3.1250%, due 10/25/10                                                                                3,400,037
         1,690,000    3.8750%, due 6/29/11                                                                                 1,713,084
         3,360,000    3.7500%, due 6/28/13**                                                                               3,333,892
         1,680,000    4.8750%, due 6/13/18                                                                                 1,702,707
                                                                                                                          10,149,720
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $143,857,478)                                                                     143,956,493
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 17.4%
                   U.S. Treasury Notes/Bonds:
         1,250,000    4.8750%, due 5/31/09                                                                                 1,263,965
         2,227,000    3.2500%, due 12/31/09#                                                                               2,263,884
        20,741,000    4.5000%, due 5/15/10**,#                                                                            21,601,420
         2,520,000    2.3750%, due 8/31/10#                                                                                2,539,293
         1,495,000    5.1250%, due 6/30/11                                                                                 1,613,081
        10,150,000    4.6250%, due 2/29/12                                                                                10,833,542
         1,404,000    4.7500%, due 5/31/12                                                                                 1,508,751
           680,000    2.8750%, due 1/31/13#                                                                                  681,753
         3,275,000    3.1250%, due 8/31/13                                                                                 3,300,073
         1,840,000    3.1250%, due 9/30/13                                                                                 1,852,650
        11,935,000    4.0000%, due 8/15/18                                                                                12,104,704
         1,060,000    7.2500%, due 8/15/22#                                                                                1,377,669
         2,659,000    5.0000%, due 5/15/37#                                                                                2,957,930
         1,120,000    4.3750%, due 2/15/38                                                                                 1,134,262
         1,105,000    4.5000%, due 5/15/38                                                                                 1,140,740
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $64,345,533)                                                                        66,173,717
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 10.0%
         2,421,600    Janus Institutional Cash Management Fund - Institutional Shares, 3.36%                               2,421,600
        35,609,400    Janus Institutional Money Market Fund - Institutional Shares, 3.26%                                 35,609,400
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $38,031,000)                                                                                    38,031,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.0%
            27,566    Cash Collateral+                                                                                        27,566
            82,134    Repurchase Agreements+                                                                                  82,134
                      Time Deposits:
         1,636,868    Abbey National Treasury, N.A., 2.0000%, 10/1/08+                                                     1,636,868
         3,326,175    ABN-AMRO Bank N.V., 0.0100%, 10/1/08+                                                                3,326,175
         1,610,792    Barclay's Bank, Grand Cayman, 6.0000%, 10/1/08+                                                      1,610,792
         1,636,868    BNP Paribas, 5.0000%, 10/1/08+                                                                       1,636,868
         1,636,868    Calyon, N.A., 7.0000%, 10/1/08+                                                                      1,636,868
         1,870,434    Danske Bank, Cayman Islands, N.A., 6.0000%, 10/1/08+                                                 1,870,434
         2,455,302    Deutsche Bank, Cayman Islands, 0.0100%, 10/1/08+                                                     2,455,302
         1,025,212    DNB Nor Bank ASA, N.A., 6.0000%, 10/1/08+                                                            1,025,212
           818,434    ING Bank N.V., Amsterdam, N.A., 2.0000%, 10/1/08+                                                      818,434
           818,434    Lloyd's TSB Group PLC, N.A., 4.0000%, 10/1/08+                                                         818,434
           818,434    Natixis, 6.0000%, 10/1/08+                                                                             818,434
         1,636,868    Rabobank, London, N.A., 0.0100%, 10/1/08+                                                            1,636,868
         1,884,568    Royal Bank of Scotland PLC, 7.0000%, 10/1/08+                                                        1,884,568
           791,628    Svenska Handelsbanken, N.A., 3.0000%, 10/1/08+                                                         791,628
           818,434    UBS AG, Cayman Islands, 2.7500%, 10/1/08+                                                              818,434
                                                                                                                          22,785,319
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $22,895,019)                                                                                 22,895,019
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $384,119,497) - 100%                                                                      $379,263,510
------------------------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)

                         September 30, 2008 (unaudited)

                                                                 % of Investment
Country                                               Value           Securities
Bermuda                                        $  1,137,180                 0.3%
Canada                                            6,741,496                 1.8%
Luxembourg                                        2,167,845                 0.5%
Mexico                                              262,625                 0.1%
Switzerland                                       3,252,686                 0.9%
United States++                                 365,701,678                96.4%
--------------------------------------------------------------------------------
Total                                          $379,263,510               100.0%
                                               ------------               -----

++ Includes Short-Term Securities and Other Securities (80.4% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC   Public Limited Company

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

^     Security is traded on a "to-be-announced" basis.

^^    Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of September 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities (as of September 30, 2008)

                                                                                                                     Value as a
                                                             Acquisition         Acquisition                           % of
                                                                 Date               Cost             Value     Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
Source Gas LLC, 5.9000%, due 4/1/17 (144A)                4/11/07 - 9/20/07       $532,575          $439,340            0.1%
------------------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                               $24,845,673

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of September 30, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2008)

                                                                                  Level 2 - Other             Level 3 -
                                                                                  Significant Observable      Significant
                                                       Level 1 - Quoted Prices    Inputs                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Flexible Bond Portfolio                      $             -             $   379,263,510            $         -
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.9%
Aerospace and Defense - 1.0%
         1,589,025    BAE Systems PLC                                                                                 $   11,660,259
Agricultural Chemicals - 12.2%
           279,605    Monsanto Co.                                                                                        27,675,303
           646,445    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              85,337,204
           105,834    Syngenta A.G.                                                                                       22,477,852
                                                                                                                         135,490,359
Agricultural Operations - 2.5%
           444,782    Bunge, Ltd.                                                                                         28,101,327
Audio and Video Products - 1.9%
           667,132    Sony Corp. (ADR)                                                                                    20,594,365
Brewery - 1.1%
           205,950    InBev N.V.                                                                                          12,155,657
Casino Hotels - 0.6%
           185,175    Las Vegas Sands Corp.*                                                                               6,686,669
Computers - 9.8%
           388,750    Apple, Inc.                                                                                         44,185,325
           952,390    Research In Motion, Ltd. (U.S. Shares)*                                                             65,048,237
                                                                                                                         109,233,562
Diversified Minerals - 2.8%
         1,621,370    Companhia Vale do Rio Doce (ADR)                                                                    31,049,236
Engineering - Research and Development Services - 4.0%
         2,345,454    ABB, Ltd.                                                                                           45,008,816
Enterprise Software/Services - 4.2%
         2,297,955    Oracle Corp.*                                                                                       46,671,466
Entertainment Software - 0.8%
           229,962    Electronic Arts, Inc.*                                                                               8,506,294
Finance - Other Services - 1.8%
            53,695    CME Group, Inc.                                                                                     19,948,229
Medical - Biomedical and Genetic - 12.4%
           925,143    Celgene Corp.*                                                                                      58,543,049
         1,737,650    Gilead Sciences, Inc.*                                                                              79,202,087
                                                                                                                         137,745,136
Medical - Drugs - 1.3%
            92,415    Roche Holding A.G.                                                                                  14,410,136
Medical Instruments - 5.5%
           254,965    Intuitive Surgical, Inc.*                                                                           61,441,466
Networking Products - 3.6%
         1,797,550    Cisco Systems, Inc.*                                                                                40,552,728
Oil Companies - Exploration and Production - 6.5%
           154,687    Apache Corp.                                                                                        16,130,760
           190,742    EOG Resources, Inc.                                                                                 17,063,779
           561,500    Occidental Petroleum Corp.                                                                          39,557,676
                                                                                                                          72,752,215
Oil Companies - Integrated - 4.7%
           641,465    Hess Corp.                                                                                          52,651,447
Optical Supplies - 2.6%
           176,616    Alcon, Inc. (U.S. Shares)                                                                           28,525,250
Retail - Drug Store - 3.7%
         1,219,340    CVS/Caremark Corp.                                                                                  41,042,984
Web Portals/Internet Service Providers - 4.9%
           135,859    Google, Inc. - Class A*                                                                             54,414,247
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $845,473,419)                                                                                   978,641,848
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 12.1%
        74,976,613    Janus Institutional Cash Management Fund - Institutional Shares, 3.36%                              74,976,613
        60,235,877    Janus Institutional Money Market Fund - Institutional Shares, 3.26%                                 60,235,877
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $135,212,490)                                                                                  135,212,490
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $980,685,909) - 100%                                                                    $1,113,854,338
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                         September 30, 2008 (unaudited)

                                                                 % of Investment
Country                                                   Value       Securities
--------------------------------------------------------------------------------
Belgium                                          $   12,155,657             1.1%
Bermuda                                              28,101,327             2.5%
Brazil                                               31,049,236             2.8%
Canada                                              150,385,441            13.5%
Japan                                                20,594,365             1.9%
Switzerland                                         110,422,053             9.9%
United Kingdom                                       11,660,259             1.0%
United States++                                     749,486,000            67.3%
--------------------------------------------------------------------------------
Total                                            $1,113,854,338           100.0%

++    Includes Short-Term Securities (55.2% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR            American Depositary Receipt

PLC            Public Limited Company

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of September 30, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2008)

                                                         Level 1 - Quoted   Level 2 - Other Significant    Level 3 - Significant
                                                              Prices             Observable Inputs          Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Forty Portfolio                               $ 978,641,848            $ 135,212,490                    $ -
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Fundamental Equity Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.3%
Advertising Sales - 1.9%
             6,795    Lamar Advertising Co. - Class A*                                                                $      209,898
Aerospace and Defense - 1.0%
             1,860    Northrop Grumman Corp.                                                                                 112,604
Aerospace and Defense - Equipment - 1.6%
             2,850    United Technologies Corp.                                                                              171,171
Agricultural Chemicals - 1.6%
               465    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                  61,385
               533    Syngenta A.G.**                                                                                        113,202
                                                                                                                             174,587
Applications Software - 3.4%
            13,625    Microsoft Corp.                                                                                        363,651
Athletic Footwear - 1.4%
             2,305    NIKE, Inc. - Class B                                                                                   154,205
Brewery - 1.6%
             3,017    InBev N.V.**                                                                                           178,070
Building - Residential and Commercial - 1.2%
               235    NVR, Inc.*,#                                                                                           134,420
Commercial Banks - 1.4%
            27,326    Anglo Irish Bank Corporation PLC**                                                                     153,232
Computers - 1.2%
               495    Apple, Inc.                                                                                             56,262
             1,510    Hewlett-Packard Co.                                                                                     69,822
                                                                                                                             126,084
Containers - Metal and Glass - 0.6%
             2,095    Owens-Illinois, Inc.*                                                                                   61,593
Cosmetics and Toiletries - 6.4%
            11,665    Avon Products, Inc.                                                                                    484,914
             2,745    Colgate-Palmolive Co.                                                                                  206,836
                                                                                                                             691,750
Diversified Minerals - 0.5%
             2,825    Companhia Vale do Rio Doce (ADR)                                                                        54,099
Diversified Operations - 3.2%
             1,335    Danaher Corp.                                                                                           92,649
             2,720    Siemens A.G.**                                                                                         257,382
                                                                                                                             350,031
Electric - Generation - 2.5%
            22,860    AES Corp.*                                                                                             267,233
Engineering - Research and Development Services - 1.1%
             5,935    ABB, Ltd.**                                                                                            113,892
Enterprise Software/Services - 2.1%
            11,435    Oracle Corp.*                                                                                          232,245
Finance - Investment Bankers/Brokers - 4.6%
            10,615    JPMorgan Chase & Co.                                                                                   495,721
Finance - Other Services - 1.7%
               505    CME Group, Inc.                                                                                        187,613
Hotels and Motels - 0.5%
             1,860    Starwood Hotels & Resorts Worldwide, Inc.                                                               52,340
Independent Power Producer - 1.8%
             6,580    NRG Energy, Inc.*                                                                                      162,855
             4,095    Reliant Energy, Inc.*                                                                                   30,098
                                                                                                                             192,953
Investment Management and Advisory Services - 1.3%
             2,545    T. Rowe Price Group, Inc.                                                                              136,692
Medical - Biomedical and Genetic - 1.8%
             1,470    Celgene Corp.*                                                                                          93,022
             2,305    Gilead Sciences, Inc.*                                                                                 105,062
                                                                                                                             198,084
Medical - Drugs - 5.5%
            13,300    Merck & Company, Inc.                                                                                  419,748
             1,137    Roche Holding A.G.**                                                                                   177,291
                                                                                                                             597,039
Medical - HMO - 1.0%
             1,670    Coventry Health Care, Inc.*                                                                             54,359
             2,175    UnitedHealth Group, Inc.                                                                                55,223
                                                                                                                             109,582
Medical Products - 1.6%
             3,230    Covidien, Ltd.                                                                                         173,645
Multimedia - 0.8%
             7,265    News Corporation, Inc. - Class A                                                                        87,107
Networking Products - 4.2%
            20,235    Cisco Systems, Inc.*                                                                                   456,502
Oil - Field Services - 2.0%
             2,805    Schlumberger, Ltd. (U.S. Shares)                                                                       219,042
Oil and Gas Drilling - 0.6%
             2,620    Nabors Industries, Ltd.*                                                                                65,290
Oil Companies - Exploration and Production - 3.8%
               625    Devon Energy Corp.                                                                                      57,000
             3,815    Occidental Petroleum Corp.                                                                             268,767
             1,135    Whitting Petroleum, Corp.*                                                                              80,880
                                                                                                                             406,647
Oil Companies - Integrated - 3.8%
             4,415    Hess Corp.                                                                                             362,383
             1,070    Petroleo Brasileiro S.A. (ADR)                                                                          47,027
                                                                                                                             409,410
Oil Field Machinery and Equipment - 0.9%
             2,380    Cameron International Corp.*                                                                            91,725
Real Estate Management/Services - 0.7%
             4,000    Mitsubishi Estate Company, Ltd.**                                                                       78,618
Real Estate Operating/Development - 0.4%
            19,000    CapitaLand, Ltd.                                                                                        41,417
Reinsurance - 3.2%
                79    Berkshire Hathaway, Inc. - Class B                                                                     347,205
REIT - Diversified - 1.8%
            16,274    CapitalSource, Inc.                                                                                    200,170
Retail - Apparel and Shoe - 1.3%
             2,100    Industria de Diseno Textil S.A.**                                                                       89,571
             1,675    Nordstrom, Inc.                                                                                         48,274
                                                                                                                             137,845
Retail - Drug Store - 4.0%
            12,970    CVS/Caremark Corp.                                                                                     436,570
Retail - Restaurants - 4.4%
             7,705    McDonald's Corp.                                                                                       475,399
Semiconductor Equipment - 1.4%
             4,925    KLA-Tencor Corp.                                                                                       155,876
Telecommunication Equipment - Fiber Optics - 1.1%
             7,640    Corning, Inc.                                                                                          119,490
Television - 1.2%
            17,844    British Sky Broadcasting Group PLC**                                                                   132,678
Transportation - Services - 4.2%
             7,270    United Parcel Service, Inc. - Class B                                                                  457,210
Wireless Equipment - 4.0%
            10,060    Crown Castle International Corp.*                                                                      291,438
             3,225    QUALCOMM, Inc.                                                                                         138,578
                                                                                                                             430,016
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $12,094,057)                                                                                     10,440,651
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.9%
            97,620    Janus Institutional Cash Management Fund - Institutional Shares, 3.36%                                  97,620
           214,652    Janus Institutional Money Market Fund - Institutional Shares, 3.26%                                    214,652
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $312,272)                                                                                          312,272
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0.8%
               109    Cash Collateral+                                                                                           109
               319    Repurchase Agreements+                                                                                     319
            88,456    Time Deposits+                                                                                          88,456
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $88,884)                                                                                         88,884
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $12,495,213) - 100%                                                                        $10,841,807
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                         September 30, 2008 (unaudited)

Country                                                Value     % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                          $   178,071                1.7%
Bermuda                                              238,935                2.2%
Brazil                                               101,125                0.9%
Canada                                                61,385                0.6%
Germany                                              257,382                2.4%
Ireland                                              153,232                1.4%
Japan                                                 78,618                0.7%
Netherland Antilles                                  219,042                2.0%
Singapore                                             41,417                0.4%
Spain                                                 89,572                0.8%
Switzerland                                          404,385                3.7%
United Kingdom                                       132,678                1.2%
United States ++                                   8,885,965               82.0%
--------------------------------------------------------------------------------
Total                                            $10,841,807              100.0%
                                                 ===========              =====

++ Includes Short-Term Securities and Other Securities (78.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of September 30, 2008 (unaudited)

Currency Sold and                               Currency           Currency          Unrealized
Settlement Date                                Units Sold        Value in U.S.$      Gain/(Loss)
-------------------------------------------------------------------------------------------------
British Pound 11/12/08                             39,000         $   69,473         $    7,230
Euro 11/12/08                                     250,000            352,978             34,189
Japanese Yen 10/16/08                           3,300,000             31,098               (229)
Swiss Franc 11/12/08                              200,000            178,832             14,183
-------------------------------------------------------------------------------------------------
Total                                                             $  632,381         $   55,373

Notes to Schedule of Investments (unaudited)

ADR                American Depositary Receipt

PLC                Public Limited Company

REIT               Real Estate Investment Trust

U.S. Shares        Securities of foreign companies trading on an American Stock
                   Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of September 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio                           $ 1,293,937

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2008)

                                                                                            Level 3 -
                                                                     Level 2 - Other        Significant
                                                Level 1 - Quoted     Significant            Unobservable
                                                Prices               Observable Inputs      Inputs
---------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Fundamental Equity Portfolio          $ 10,440,651           $401,156              $  -
Other Financial Instruments(a):
Janus Aspen Fundamental Equity Portfolio                55,373                  -                 -
---------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option and swap contracts.

Janus Aspen Global Life Sciences Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.4%
Agricultural Chemicals - 1.9%
             1,545    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                          $     203,955
             1,001    Syngenta A.G.**                                                                                       212,601
                                                                                                                            416,556
Chemicals - Diversified - 4.8%
             9,385    Bayer A.G.**                                                                                          686,527
             5,427    K+S A.G.**                                                                                            390,005
                                                                                                                          1,076,532
Life and Health Insurance - 1.1%
            15,630    OdontoPrev S.A.                                                                                       234,154
Medical - Biomedical and Genetic - 24.5%
            17,720    Acorda Therapeutics, Inc.*                                                                            422,622
            10,460    Alexion Pharmaceuticals, Inc.**                                                                       411,078
             6,265    Amgen, Inc.                                                                                           371,327
            20,445    Arena Pharmaceuticals, Inc.#                                                                          102,225
            11,505    Celgene Corp.*,**                                                                                     728,036
             4,954    Cougar Biotechnology, Inc.*                                                                           165,414
            19,880    Exelixis, Inc.*,#                                                                                     120,870
            37,480    Fibrogen, Inc.*,^,ss.                                                                                 219,258
             5,870    Genentech, Inc.*                                                                                      520,552
             7,670    Genzyme Corp.*                                                                                        620,426
            11,361    Gilead Sciences, Inc.*                                                                                517,834
            30,650    Human Genome Sciences, Inc.*                                                                          194,628
            13,850    Incyte Corporation*                                                                                   105,953
             3,890    OSI Pharmaceuticals, Inc.*                                                                            191,738
            20,076    Sequenom, Inc.*                                                                                       534,423
             2,485    United Therapeutics Corp.*                                                                            261,347
                                                                                                                          5,487,731
Medical - Drugs - 28.8%
            23,405    Achillion Pharmaceuticals, Inc.*                                                                       30,427
            15,235    Array BioPharma, Inc.*                                                                                117,005
            11,855    AstraZeneca Group PLC (ADR)                                                                           520,197
             5,520    Auxilium Pharmaceuticals, Inc.*,#                                                                     178,848
            12,720    BioForm Medical, Inc.*                                                                                 49,862
             6,215    Eli Lilly and Co.                                                                                     273,646
            11,640    Forest Laboratories, Inc.*                                                                            329,179
             9,583    Grifols S.A.**                                                                                        244,337
            11,115    K-V Pharmaceutical Co. - Class A*,#                                                                   252,422
            25,195    Merck & Company, Inc.                                                                                 795,154
             3,185    Merck KGaA**                                                                                          341,876
             7,799    Novartis A.G.**                                                                                       408,039
             4,305    Novo Nordisk S.A.                                                                                     220,528
             5,324    Roche Holding A.G.**                                                                                  830,164
             3,009    Sanofi-Aventis**                                                                                      197,757
            18,360    Savient Pharmaceuticals, Inc.*,#                                                                      273,748
            14,435    Schering-Plough Corp.                                                                                 266,614
             6,855    Shire PLC (ADR)                                                                                       327,326
            14,280    Wyeth                                                                                                 527,503
             5,340    Xenoport, Inc.*                                                                                       258,937
                                                                                                                          6,443,569
Medical - Generic Drugs - 2.0%
           267,733    Mediquest Therapeutics^,ss.                                                                           160,640
            12,950    Mylan Laboratories, Inc.*,#                                                                           147,889
             8,035    Pharmstandard (GDR) (144A)*                                                                           141,217
                                                                                                                            449,746
Medical - HMO - 6.9%
             9,912    Coventry Health Care, Inc.*                                                                           322,636
            12,890    Humana, Inc.*                                                                                         531,068
            26,950    UnitedHealth Group, Inc.                                                                              684,260
                                                                                                                          1,537,964
Medical Instruments - 2.6%
             7,040    Medtronic, Inc.                                                                                       352,704
             5,155    St. Jude Medical, Inc.*                                                                               224,191
                                                                                                                            576,895
Medical Labs and Testing Services - 0.5%
             8,640    Diagnosticos da America                                                                               115,585
Medical Products - 4.7%
             8,685    Covidien, Ltd.                                                                                        466,905
             5,355    Hospira, Inc.*                                                                                        204,561
            27,270    Tomotherapy, Inc.*                                                                                    124,897
             4,005    Zimmer Holdings, Inc.*                                                                                258,563
                                                                                                                          1,054,926
Optical Supplies - 0.9%
             1,230    Alcon, Inc. (U.S. Shares)                                                                             198,658
Patient Monitoring Equipment - 1.3%
             8,885    Mindray Medical Intl., Ltd. (ADR)#                                                                    299,691
Pharmacy Services - 1.7%
             8,645    Medco Health Solutions, Inc.*                                                                         389,025
Physical Practice Management - 1.8%
             7,410    Pediatrix Medical Group, Inc.*                                                                        399,547
REIT - Diversified - 1.2%
            21,703    CapitalSource, Inc.                                                                                   266,947
REIT - Office Property - 0.8%
             1,560    Alexandria Real Estate Equities, Inc.                                                                 176,405
Retail - Drug Store - 3.8%
            25,195    CVS/Caremark Corp.**                                                                                  848,064
Soap and Cleaning Preparations - 0.9%
             4,156    Reckitt Benckiser PLC**                                                                               201,196
Therapeutics - 4.2%
            12,270    BioMarin Pharmaceutical, Inc.*                                                                        325,032
            10,225    Onyx Pharmaceuticals, Inc.*                                                                           369,941
            84,230    Portola Pharmaceuticals, Inc.*,^,ss.                                                                  119,185
            10,700    Theravance, Inc.*,#                                                                                   133,322
                                                                                                                            947,480
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $20,150,975)                                                                                    21,120,671
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.0%
Medical Instruments - 1.0%
            25,073    GMP Companies, Inc.^,ss. (cost $189,350)                                                              226,409
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.1%
Medical - Generic Drugs - 0.1%
           107,093    Mediquest Therapeutics - expires 6/15/11^,ss.                                                           9,596
            21,463    Mediquest Therapeutics - expires 6/15/12^,ss.                                                           2,412
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $2,511)                                                                                                 12,008
------------------------------------------------------------------------------------------------------------------------------------
Promissory Note - 0.3%
Medical - Generic Drugs - 0.3%
            71,544    Mediquest Therapeutics, 14.0000%, due 3/31/09^,ss. (cost $70,531)                                      69,033
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.6%
           143,915    Janus Institutional Cash Management Fund -Institutional Shares, 3.36% (cost $143,915)                 143,915
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.1%
             1,095    Cash Collateral+                                                                                        1,095
             3,264    Repurchase Agreements+                                                                                  3,264
           905,704    Time Deposits+                                                                                        905,704
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $910,063)                                                                                      910,063
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $21,467,345) - 100.5%                                                                     $22,482,099
====================================================================================================================================
Securities Sold Short - (0.5)%
Optical Supplies - (0.5)%
           (4,579)    Luxottica Group S.P.A. (proceeds $114,604)                                                           (104,664)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $21,352,741) - 100%                                             $22,377,435
====================================================================================================================================

               Summary of Investments by Country (Long Positions)
                         September 30, 2008 (unaudited)

                                                        Value    % of Investment
Country                                                               Securities
--------------------------------------------------------------------------------
Bermuda                                           $   466,906               2.1%
Brazil                                                349,739               1.6%
Canada                                                203,955               0.9%
Cayman Islands                                        299,691               1.3%
Denmark                                               220,528               1.0%
France                                                197,757               0.9%
Germany                                             1,418,408               6.3%
Russian Federation                                    141,217               0.6%
Spain                                                 244,337               1.1%
Switzerland                                         1,649,460               7.3%
United Kingdom                                      1,048,720               4.7%
United States++                                    16,241,381              72.2%
--------------------------------------------------------------------------------
Total                                             $22,482,099             100.0%

++ Includes Short-Term Securities and Other Securities (67.5% excluding Short-Term Securities and Other Securities)

               Summary of Investments by Country (Short Positions)
                         September 30, 2008 (unaudited)

                                                    Value        % of Securities
Country                                                               Sold Short
--------------------------------------------------------------------------------
Italy                                          $(104,664)                 100.0%
--------------------------------------------------------------------------------
Total                                          $(104,664)                 100.0%
                                                                          =====

Forward Currency Contracts, Open
as of September 30, 2008 (unaudited)

Currency Sold and                Currency         Currency       Unrealized
Settlement Date                 Units Sold     Value in U.S.$    Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 11/12/08            189,500        $  337,565        $11,984
Euro 10/16/08                     300,000           422,802           (499)
Euro 11/12/08                     464,400           655,692         40,263
Swiss Franc 10/23/08              646,000           576,363         45,030
Swiss Franc 11/12/08              370,000           330,839           (526)
--------------------------------------------------------------------------------
Total                                            $2,323,261        $96,253
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR              American Depositary Receipt

GDR              Global Depositary Receipt

PLC              Public Limited Company

REIT             Real Estate Investment Trust

U.S. Shares      Securities of foreign companies trading on an American Stock
                 Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of September 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

^ Schedule of Fair Valued Securities
(as of September 30, 2008)
                                                                 Value as a % of
                                                                      Investment
                                                       Value          Securities
--------------------------------------------------------------------------------
Fibrogen, Inc.                                      $219,258                1.0%
GMP Companies, Inc.                                  226,409                1.0%
Mediquest Therapeutics                               160,640                0.7%
Mediquest Therapeutics- expires 6/15/11                9,596                0.1%
Mediquest Therapeutics- expires 6/15/12                2,412                0.0%
Mediquest Therapeutics, 14.0000%, due 3/31/09         69,033                0.3%
Portola Pharmaceuticals, Inc.                        119,185                0.5%
--------------------------------------------------------------------------------
                                                    $806,533                3.6%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities
(as of September 30, 2008)

                                                                                                               Value as a %
                                                                    Acquisition      Acquisition              of Investment
                                                                       Date              Cost        Value      Securities
-----------------------------------------------------------------------------------------------------------------------------
Fibrogen, Inc.^                                                  12/28/04-11/8/05        $170,534   $219,258       1.0%
GMP Companies, Inc.^                                                  2/19/08               1,846    226,409       1.0%
Mediquest Therapeutics^                                           5/11/06-6/15/06         160,640    160,640       0.7%
Mediquest Therapeutics - expires 6/15/11^                         5/11/06-6/15/06               -      9,596       0.1%
Mediquest Therapeutics - expires 6/15/12^                         10/12/07-5/8/08           2,511      2,412       0.0%
Mediquest Therapeutics, 14.0000%, due 3/31/09^                       10/12/07              48,770     69,033       0.3%
Portola Pharmaceuticals, Inc.^                                        7/3/08              119,185    119,185       0.5%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                         $503,486    806,533       3.6%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                           $ 3,968,797

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2008)

                                                     Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                     Prices                 Observable Inputs                 Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Global Life Sciences Portfolio                $20,480,370                        $1,207,204                 $794,525
Investments in Securities Sold Short:
Janus Aspen Global Life Sciences Portfolio                   (104,664)                                -                        -
Other Financial Instruments(a):
Janus Aspen Global Life Sciences Portfolio                     96,253                                 -                        -
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option and swap contracts.

Level 3 Valuation Reconciliation of assets as of the fiscal period ended September 30, 2008.

                              Balance                                  Change in                         Transfers     Balance
                              as of         Accrued                    unrealized                        in and/or     as of
                              December      discounts/   Realized      appreciation/     Net purchases/  out of        September 30,
                              31, 2007      premiums     gain/(loss)   depreciation      (sales)         Level 3       2008
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Global Life
Sciences Portfolio            $578,406       $    -        $    -        $   (23)         $  88,151      $ 127,991      $  794,525
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares/ Principal/ Contract Amounts                                                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.8%
Applications Software - 4.3%
            60,135    Citrix Systems, Inc.*                                                                          $    1,519,010
           103,555    Microsoft Corp.                                                                                     2,763,883
           113,431    Satyam Computer Services, Ltd.                                                                        729,795
                                                                                                                          5,012,688
Audio and Video Products - 1.6%
            79,000    Sharp Corp. **                                                                                        852,813
            33,500    Sony Corp. **                                                                                       1,036,159
                                                                                                                          1,888,972
Batteries and Battery Systems - 3.0%
         1,608,367    BYD Company, Ltd.                                                                                   2,674,996
         2,635,000    BYD Electronic Company, Ltd.                                                                          864,927
                                                                                                                          3,539,923
Cable Television - 1.1%
            49,880    DIRECTV Group, Inc.*                                                                                1,305,360
Chemicals - Diversified - 0.8%
            18,800    Shin-Etsu Chemical Company, Ltd. **                                                                   895,187
Commercial Services - 2.4%
           169,360    Live Nation*                                                                                        2,755,487
Computers - 7.9%
            27,827    Apple, Inc.                                                                                         3,162,816
            95,950    Hewlett-Packard Co.**                                                                               4,436,727
            25,705    Research In Motion, Ltd. (U.S. Shares)*                                                             1,755,652
                                                                                                                          9,355,195
Computers - Peripheral Equipment - 0.8%
            38,588    Logitech International S.A.*                                                                          879,662
Consulting Services - 0.9%
            98,765    Genpact, Ltd.*                                                                                      1,026,168
Decision Support Software - 0.7%
            86,220    DemandTec, Inc.*                                                                                      776,842
Diversified Operations - 2.0%
            24,537    Siemens A.G. **                                                                                     2,321,836
Electronic Components - Semiconductors - 5.7%
         1,614,057    ARM Holdings PLC**                                                                                  2,747,968
            68,573    MediaTek, Inc. **                                                                                     716,315
            46,135    Microsemi Corp.*                                                                                    1,175,520
           109,709    MIPS Technologies, Inc.*                                                                              385,079
            70,745    PMC- SIERRA, Inc.*                                                                                    524,928
             2,456    Samsung Electronics Company, Ltd. **                                                                1,131,065
                                                                                                                          6,680,875
Electronic Measuring Instruments - 0.7%
            24,920    Memsic, Inc.*                                                                                          52,332
            30,315    Trimble Navigation, Ltd.*                                                                             783,946
                                                                                                                            836,278
Energy - Alternate Sources - 2.4%
             4,165    First Solar, Inc.*                                                                                    786,810
           192,400    Gintech Energy Corp.  *, **
1,023,404
            53,600    GT Solar International, Inc. #                                                                        581,560
            12,695    Nordex A.G. *,**                                                                                      353,428
                                                                                                                          2,745,202
Engineering - Research and Development Services - 0.6%
            38,229    ABB, Ltd.                                                                                             733,607
Enterprise Software/Services - 6.9%
            30,930    Concur Technologies, Inc.*,**                                                                       1,183,382
           207,505    Oracle Corp.*,**                                                                                    4,214,427
            76,060    RightNow Technologies, Inc.*                                                                          956,074
            11,475    SAP A.G. (ADR)                                                                                        613,109
            35,025    Taleo Corp.*                                                                                          696,647
            20,039    Temenos Group A.G.*                                                                                   374,994
                                                                                                                          8,038,633
Entertainment Software - 0.5%
            15,395    Electronic Arts, Inc.*                                                                                569,461
Human Resources - 1.4%
           150,800    SuccessFactors, Inc. *,#                                                                            1,643,720
Internet Applications Software - 2.1%
            66,930    DealerTrack Holdings, Inc.*                                                                         1,127,101
            38,135    Vocus, Inc.*                                                                                        1,295,065
                                                                                                                          2,422,166
Internet Connectivity Services - 1.0%
            20,375    NDS Group PLC (ADR)*                                                                                1,138,759
Internet Content - Entertainment - 0.4%
            24,385    Meetic*,**                                                                                            449,044
Internet Content - Information/News - 0.5%
            86,020    TechTarget*,#                                                                                         602,140
Life and Health Insurance - 0.6%
            46,000    OdontoPrev S.A.                                                                                       689,130
Machinery - General Industrial - 0.4%
         1,552,000    Shanghai Electric Group Company, Ltd.*                                                                466,789
Medical - Biomedical and Genetic - 0.4%
             7,230    Celgene Corp.*                                                                                        457,514
Medical - Drugs - 0.7%
             6,150    Allergan, Inc.                                                                                        316,725
             9,885    Shire PLC (ADR)                                                                                       472,009
                                                                                                                            788,734
Multimedia - 0.8%
           111,090    WPP Group PLC**                                                                                       901,414
Networking Products - 3.7%
           192,370    Cisco Systems, Inc. *,**                                                                            4,339,867
Power Converters and Power Supply Equipment - 8.2%
            99,760    Advanced Energy Industries, Inc.                                                                    1,364,717
           857,000    China High Speed Transmission Equipment Group Company, Ltd.                                         1,566,986
            24,990    Energy Conversation Devices *                                                                       1,455,668
           116,970    JA Solar Holdings Company, Ltd. (ADR)*                                                              1,237,543
            21,010    SunPower Corp. - Class A*,#                                                                         1,490,239
            23,225    SunPower Corp. - Class B*                                                                           1,603,686
             6,075    Suntech Power Holdings Company, Ltd. (ADR)*                                                           217,910
           150,263    Suzlon Energy, Ltd.                                                                                   496,721
                                                                                                                          7,829,784
Retail - Consumer Electronics - 1.0%
            15,530    Yamada Denki Company, Ltd. **                                                                       1,177,683
Semiconductor Components/Integrated Circuits - 4.9%
           873,770    Atmel Corp.                                                                                         2,962,080
           191,440    Cypress Semiconductor Corp.*                                                                          999,317
           121,735    Marvell Technology Group, Ltd.*                                                                     1,132,136
           352,826    Taiwan Semiconductor Manufacturing Company, Ltd. **                                                   580,302
                                                                                                                          5,673,835
Semiconductor Equipment - 5.5%
            37,880    Applied Materials, Inc.                                                                               573,124
            73,475    ASML Holdings N.V. (U.S. Shares)                                                                    1,293,895
            30,162    Centrotherm Photovoltaics A.G. *,**,#                                                               1,536,524
            93,125    KLA-Tencor Corp. **                                                                                 2,947,407
                                                                                                                          6,350,950
Telecommunication Equipment - 4.6%
           396,460    Arris Group, Inc.*                                                                                  3,064,636
            64,555    CommScope, Inc.*                                                                                    2,236,185
                                                                                                                          5,300,821
Telecommunication Equipment - Fiber Optics - 3.5%
           251,495    Corning, Inc.**                                                                                     3,933,382
Telecommunication Services - 3.0%
            97,435    Amdocs, Ltd. (U.S. Shares)*                                                                         2,667,771
            58,860    SAVVIS, Inc.*                                                                                         791,078
                                                                                                                          3,458,849
Television - 0.6%
            87,469    British Sky Broadcasting Group PLC**                                                                  650,369
Web Hosting/Design - 0.5%
            88,020    Terremark Worldwide, Inc. *,#                                                                         604,697
Web Portals/Internet Service Providers - 1.2%
             3,515    Google, Inc. - Class A*                                                                             1,407,828
Wireless Equipment - 6.9%
            94,540    Crown Castle International Corp.*                                                                   2,738,824
            48,110    QUALCOMM, Inc.                                                                                      2,067,287
           329,105    Telefonaktiebolaget L.M. Ericsson (ADR) #                                                           3,103,460
                                                                                                                          7,909,571
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $121,461,342)                                                                                  109,162,108
------------------------------------------------------------------------------------------------------------------------------------

Purchased Options - Calls - 0%
               223    Citrix Systems
                      expires January 2009
                      exercise price $35.00 (premiums paid $33,564)                                                           5,575
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.1%
               182    JA Solar Holdings Company, Ltd. (ADR) (LEAPS)
                      expires January 2010
                      exercise price $15.00 (premiums paid $76,986)                                                         131,040
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.2%
         2,506,073    Janus Institutional Cash Management Fund - Institutional Shares, 3.36%                              2,506,073
            52,600    Janus Institutional Money Market Fund - Institutional Shares, 3.26%                                    52,600
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $2,558,673)                                                                                     2,558,673
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.1%
             5,779    Cash Collateral +                                                                                       5,779
            17,212    Repurchase Agreements+                                                                                 17,212
         4,775,058    Time Deposits+                                                                                      4,775,058
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $4,798,049)                                                                                  4,798,049
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $128,928,614) - 100.2%                                                                    116,655,445
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.2%)
Computer Services - (0.1%)
           (2,925)    Computer Sciences Corp.*                                                                             (117,380)
Computers - Integrated Systems - (0.1)%
           (8,245)    Terdata Corp.*                                                                                       (160,777)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $336,644)-(0.2)%                                                                     (278,157)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $128,591,970) - 100%                                         $  116,377,288
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           September, 2008 (unaudited)

Country                                               Value      % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                        $  2,158,304                 1.9%
Brazil                                              689,129                 0.5%
Canada                                            1,755,651                 1.5%
Cayman Islands                                    3,022,440                 2.6%
China                                             3,141,786                 2.7%
France                                              449,044                 0.4%
Germany                                           4,824,898                 4.1%
Guernsey                                          2,667,770                 2.3%
Hong Kong                                           864,927                 0.7%
India                                             1,226,515                 1.1%
Japan                                             3,961,842                 3.4%
Netherlands                                       1,293,895                 1.1%
South Korea                                       1,131,065                 1.0%
Sweden                                            3,103,460                 2.7%
Switzerland                                       1,988,263                 1.7%
Taiwan                                            2,320,021                 2.0%
United Kingdom                                    5,910,519                 5.0%
United States ++                                 76,145,916                65.3%
--------------------------------------------------------------------------------
                    Total                      $116,655,445               100.0%
                                               ============               =====

++ Includes Short-Term Securities and Other Securities(58.9% excluding Short-Term Securities and Other Securities)

              Summary of Investments by Country - (Short Positions)
                         September 30, 2008 (unaudited)

Country                                              Value       % of Securities
                                                                      Sold Short
--------------------------------------------------------------------------------
United States                                  $   (278,157)                100%
--------------------------------------------------------------------------------
Total                                          $   (278,157)              100.0%
                                               ============               ======

Forward Currency Contracts, Open
as of September 30, 2008 (unaudited)

Currency Sold and Settlement Date                       Currency           Currency         Unrealized
                                                       Units Sold       Value in U.S.$      Gain/(Loss)
--------------------------------------------------------------------------------------------------------
British Pound 11/12/08                                    1,498,000         $2,668,451        $ 210,900
Euro 10/23/08                                               575,000            811,150           76,305
Japanese Yen 10/23/08                                   137,000,000          1,293,165           26,935
South Korean Won 11/12/08                             1,170,000,000            981,067          134,654
Taiwan Dollar 11/12/08                                   35,000,000          1,087,099           64,974
--------------------------------------------------------------------------------------------------------
Total                                                                       $6,840,932        $ 513,769

Schedule of Written Options - Calls                                        Value
--------------------------------------------------------------------------------
Cisco Systems, Inc.
      expires October 2008
      955 contracts
      exercise price $24.00................................           $ (36,290)

Concur Technologies, Inc.
      expires February 2009
      55 contracts
      exercise price $55.00................................              (9,350)

Hewlett-Packard Co.
      expires October 2008
     245 contracts
      exercise price $50.00................................              (6,125)

Oracle Inc.
      expires December 2008
      625 contracts
      exercise price $23.00................................             (34,375)
   Total Written Options - Calls
--------------------------------------------------------------------------------
    (Premiums received $97,672)                                         (86,140)

Schedule of Written Options - Puts
--------------------------------------------------------------------------------
JA Solar Holdings., Ltd.
      expires January 2010 (LEAPS)
      182 contracts
      exercise price $20.00
     (premiums received $121,393)................................     $(205,660)

Notes to Schedule of Investments (unaudited)

ADR              American Depositary Receipt

LEAPS            Long-Term Equity Anticipation Securities

PLC              Public Limited Company

U.S. Shares      Securities of foreign companies trading on an American Stock
                 Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on forward currency contracts and short sales.

# Loaned security; a portion or all of the security is on loan as of September 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                             $ 20,740,087

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2008)

                                                                                   Level 2 - Other              Level 3 -
                                                                                   Significant Observable       Significant
                                                        Level 1 - Quoted Prices    Inputs                       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Global Technology Portfolio                              $109,162,108                   $7,356,722                  $ -
------------------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                                   131,040                        5,575                    -
------------------------------------------------- -------------------------------- ---------------------------- --------------------
Investments in Securities Sold Short:
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                                  (278,157)                           -                    -
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                                   294,703                            -                    -
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option and swap contracts.

Janus Aspen Growth and Income Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.4%
Advertising Sales - 0.6%
             9,760    Lamar Advertising Co. - Class A*                                                                $      301,486
Aerospace and Defense - 2.7%
            11,530    BAE Systems PLC                                                                                         84,607
            13,485    Boeing Co.                                                                                             773,365
            19,470    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                   525,885
                                                                                                                           1,383,857
Agricultural Chemicals - 3.1%
             5,670    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 748,497
            19,905    Syngenta A.G. (ADR)                                                                                    842,379
                                                                                                                           1,590,876
Apparel Manufacturers - 1.6%
           139,390    Esprit Holdings, Ltd.                                                                                  856,430
Applications Software - 2.0%
            40,000    Microsoft Corp.                                                                                      1,067,600
Athletic Footwear - 1.2%
             9,670    NIKE, Inc. - Class B                                                                                   646,923
Audio and Video Products - 0.2%
             2,770    Sony Corp. (ADR)                                                                                        85,510
Automotive - Cars and Light Trucks - 0.8%
            10,305    BMW A.G.**                                                                                             403,795
Beverages - Non-Alcoholic - 0.6%
             5,615    Coca-Cola Co.                                                                                          296,921
Brewery - 2.5%
            22,090    InBev N.V. **                                                                                        1,303,804
Casino Hotels - 1.9%
            18,882    Crown, Ltd.                                                                                            130,511
            21,832    MGM Mirage*,#                                                                                          622,213
             2,605    Wynn Resorts, Ltd.*,#                                                                                  212,672
                                                                                                                             965,396
Commercial Services - Finance - 2.3%
             8,500    Visa, Inc. A-Shares                                                                                    521,815
            28,065    Western Union Co.                                                                                      692,364
                                                                                                                           1,214,179
Computers - 5.2%
            11,620    Apple, Inc.                                                                                          1,320,730
            17,085    Hewlett-Packard Co.                                                                                    790,010
             8,560    Research In Motion, Ltd. (U.S. Shares) *, **                                                           584,648
                                                                                                                           2,695,388
Computers - Memory Devices - 1.8%
            76,825    EMC Corp.*                                                                                             918,827
Cosmetics and Toiletries - 1.4%
            16,940    Avon Products, Inc.                                                                                    704,196
Diversified Operations - 2.5%
            68,000    China Merchants Holdings International Company, Ltd.                                                   218,700
             6,800    Danaher Corp.                                                                                          471,920
           230,000    Melco International Development, Ltd.                                                                   65,416
             5,675    Siemens A.G. **                                                                                        537,002
                                                                                                                           1,293,038
E-Commerce/Services - 0.8%
            11,600    eBay, Inc.*                                                                                            259,608
            14,190    Liberty Media Corp. - Interactive - Class A*                                                           183,193
                                                                                                                             442,801
Electronic Components - Semiconductors - 0.2%
                 1    Advanced Micro Devices, Inc.                                                                                 5
             3,720    Texas Instruments, Inc.                                                                                 79,980
                                                                                                                              79,985
Enterprise Software/Services - 3.5%
            90,980    Oracle Corp.**                                                                                       1,847,804
Entertainment Software - 0.6%
             9,050    Electronic Arts, Inc.*                                                                                 334,760
Food - Canned - 0.5%
             8,716    TreeHouse Foods, Inc.*                                                                                 258,865
Food - Miscellaneous/Diversified - 2.8%
            34,070    Nestle S.A.                                                                                          1,473,991
Hotels and Motels - 0.7%
            13,515    Starwood Hotels & Resorts Worldwide, Inc.                                                              380,312
Medical - Biomedical and Genetic - 0.7%
                 1    Amylin Pharmaceuticals, Inc.                                                                                20
             5,655    Celgene Corp.*                                                                                         357,849
                                                                                                                             357,869
Medical - Drugs - 6.6%
            11,365    Allergan, Inc.                                                                                         585,298
            13,680    Bristol-Myers Squibb Co.                                                                               285,228
            22,605    Merck & Company, Inc.                                                                                  713,414
             9,220    Roche Holding A.G.**                                                                                 1,437,660
            12,195    Wyeth                                                                                                  450,483
                                                                                                                           3,472,083
Medical - HMO - 2.3%
            17,360    Coventry Health Care, Inc.*                                                                            565,068
            25,480    UnitedHealth Group, Inc.                                                                               646,937
                                                                                                                           1,212,005
Medical Instruments - 1.0%
            10,705    Medtronic, Inc.                                                                                        536,321
Medical Products - 0.7%
             5,675    Zimmer Holdings, Inc.*                                                                                 366,378
Networking Products - 1.0%
            22,910    Cisco Systems, Inc.*                                                                                   516,850
Oil Companies - Exploration and Production - 4.3%
            22,353    EnCana Corp. (U.S. Shares)                                                                           1,469,263
             8,570    EOG Resources, Inc.                                                                                    766,672
                                                                                                                           2,235,935
Oil Companies - Integrated - 5.3%
            13,035    ConocoPhillips                                                                                         954,814
            22,964    Hess Corp.                                                                                           1,884,884
                                                                                                                           2,839,698
Oil Refining and Marketing - 0.6%
            11,165    Valero Energy Corp.                                                                                    338,300
Optical Supplies - 2.1%
             6,780    Alcon, Inc. (U.S. Shares)                                                                            1,095,038
Power Converters and Power Supply Equipment - 1.2%
            14,980    JA Solar Holdings Company, Ltd. (ADR)*                                                                 158,488
            12,410    Suntech Power Holdings Company, Ltd. (ADR)*, #                                                         445,147
                                                                                                                             603,635
Real Estate Operating/Development - 0.3%
            70,765    Hang Lung Properties, Ltd.                                                                             166,900
Retail - Apparel and Shoe - 2.0%
            36,382    Nordstrom, Inc.                                                                                      1,048,529
Retail - Drug Store - 3.5%
            54,800    CVS/Caremark Corp.                                                                                   1,844,568
Retail - Jewelry - 0.8%
            12,345    Tiffany & Co.                                                                                          438,494
Retail - Restaurants - 2.0%
            17,070    McDonald's Corp.                                                                                     1,053,219
Soap and Cleaning Preparations - 1.6%
            17,100    Reckitt Benckiser PLC                                                                                  827,829
Telecommunication Equipment - Fiber Optics - 2.2%
            73,396    Corning, Inc.                                                                                        1,147,913
Television - 0.6%
            42,201    British Sky Broadcasting Group PLC                                                                     313,782
Tobacco - 3.1%
            29,975    Altria Group, Inc.                                                                                     594,704
            20,840    Philip Morris International, Inc.                                                                    1,002,404
                                                                                                                           1,597,108
Transportation - Services - 0.5%
             4,150    United Parcel Service, Inc. - Class B                                                                  260,994
Web Portals/Internet Service Providers - 1.3%
             1,641    Google, Inc. - Class A*                                                                                657,253
Wireless Equipment - 2.2%
            20,265    Nokia Oyj (ADR)                                                                                        377,942
            17,310    QUALCOMM, Inc.                                                                                         743,811
                                                                                                                           1,121,753
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $48,341,526)                                                                                     44,599,198
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.3%
Casino Hotels - 0.2%
   $       172,000    Harrahs Operating, Co., Inc., 10.75%, 2/1/16 (144A)                                                     87,720
Energy - Alternate Sources - 0.6%
           287,000    Suntech Power Holdings Company, convertible, 3.00% (144A)                                              294,175
Finance - Auto Loans - 0.1%
           113,000    Ford Motor Credit, Co., LLC.                                                                            77,957
Power Converters and Power Supply Equipment - 0.4%
           291,000    JA Solar Holdings, Co. Ltd., 4.50%, 5/15/13                                                            211,339
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $839,730)                                                                                        671,191
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.8%
Finance - Investment Bankers/Brokers - 0.4%
            11,400    Citigroup, Inc., 8.125%                                                                                188,100
Metal - Diversified - 0.4%
             2,410    Freeport-McMoRan Copper & Gold, Inc., convertible., 6.75%                                              204,633
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $505,719)                                                                                        392,733
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 3.2%
           299,000    U.S. Treasury Notes, 2.75%, due 7/31/10                                                                303,649
           707,000    U.S. Treasury Notes, 3.250%, due 12/31/09#                                                             718,709
           299,000    U.S. Treasury Notes, 4.875%, due 7/31/201/11                                                           320,911
           299,000    U.S. Treasury Notes, 3.375%, due 07/31/13                                                              304,443
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $1,637,212)                                                                          1,647,712
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.6%
               158    ConocoPhillips
                      expires January 2009
                      exercise price $70.00                                                                                  125,926
               253    CVS/Caremark Corp. (LEAPS)
                      expires January 2010
                      exercise price $35.00                                                                                  129,739
               154    Nordstrom, Inc. (LEAPS)
                      expires January 2010
                      exercise price $40.00                                                                                   53,698
               150    Texas Instruments, Inc. (LEAPS)
                      expires January 2010
                      exercise price $35.00                                                                                    9,948
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (cost $767,662)                                                                              319,311
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 5.5%
         1,647,080    Janus Institutional Cash Management Fund - Institutional Shares, 3.36%                               1,647,080
         1,225,201    Janus Institutional Money Market Fund - Institutional Shares, 3.26%                                  1,225,201
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $2,872,281)                                                                                      2,872,281
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.2%
             1,983    Cash Collateral                                                                                          1,983
             5,901    Repurchase Agreements+                                                                                   5,901
         1,637,010    Time Deposits+                                                                                       1,637,010
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $1,644,894)                                                                                   1,644,894
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $56,609,024) - 100%                                                                     $   52,147,320
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                          $   130,511              0.2%
Belgium                                              1,303,804              2.5%
Bermuda                                                856,430              1.6%
Brazil                                                 525,885              1.0%
Canada                                               2,802,407              5.4%
Cayman Islands                                         814,974              1.6%
Finland                                                377,942              0.7%
Germany                                                940,797              1.8%
Hong Kong                                              451,016              0.9%
Japan                                                   85,510              0.2%
Switzerland                                          4,849,070              9.3%
United Kingdom                                       1,226,219              2.3%
United States ++                                     37,782755             72.5%
--------------------------------------------------------------------------------
Total                                              $52,147,320            100.0%
                                                    ==========            ======

++    Includes Short-Term Securities (63.8% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of September 30, 2008 (unaudited)

Currency Sold and                Currency          Currency         Unrealized
Settlement Date                 Units Sold      Value in U.S.$      Gain/(Loss)
--------------------------------------------------------------------------------
Euro 10/23/08                     35,000              49,374              4,645
Euro 11/12/08                    370,000             522,408             48,782
Swiss Franc 10/23/08             505,000             450,562             35,201
Swiss Franc 11/12/08             440,000             393,430              2,992
--------------------------------------------------------------------------------
Total                                             $1,415,774         $   91,620
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR              American Depositary Receipt

LEAPS            Long-Term Equity Anticipation Securities

PLC              Public Limited Company

U.S. Shares      Securities of foreign companies trading on an American Stock
                 Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of September 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                              $ 5,156,254

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2008)

                                                                               Level 2 - Other
                                                                               Significant Observable       Level 3 - Significant
                                                     Level 1 - Quoted Prices   Inputs                       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Growth and Income Portfolio              $ 44,991,931                         $ 6,836,078                          $ -
------------------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio              309,363                                    9,948                            -
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio              91,620                                         -                            -
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option and swap contracts.

Janus Aspen INTECH Risk-Managed Core Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.5%
Advertising Agencies - 0.1%
             2,300    Interpublic Group of Companies, Inc.*                                                           $       17,825
Aerospace and Defense - 2.3%
             1,500    Boeing Co.                                                                                              86,025
             1,500    General Dynamics Corp.                                                                                 110,430
             3,200    Lockheed Martin Corp.                                                                                  350,944
               300    Northrop Grumman Corp.                                                                                  18,162
             1,400    Raytheon Co.                                                                                            74,914
                                                                                                                             640,475
Aerospace and Defense - Equipment - 0.8%
             2,500    B.F. Goodrich Co.                                                                                      104,000
             1,800    United Technologies Corp.                                                                              108,108
                                                                                                                             212,108
Agricultural Chemicals - 0.5%
               200    CF Industries Holdings, Inc.                                                                            18,292
             1,300    Monsanto Co.                                                                                           128,674
                                                                                                                             146,966
Agricultural Operations - 0.1%
             1,900    Archer-Daniels-Midland Co.                                                                              41,629
Airlines - 0%
               200    Southwest Airlines Co.                                                                                   2,902
Apparel Manufacturers - 0.5%
             1,300    Coach, Inc.*                                                                                            32,552
               800    Jones Apparel Group, Inc.                                                                               14,808
               100    Polo Ralph Lauren Corp.                                                                                  6,664
             1,000    VF Corp.                                                                                                77,310
                                                                                                                             131,334
Applications Software - 1.4%
               800    Compuware Corp.*                                                                                         7,752
             1,100    Intuit, Inc.*                                                                                           34,771
            12,300    Microsoft Corp.                                                                                        328,287
               300    Salesforce.com, Inc.*                                                                                   14,520
                                                                                                                             385,330
Athletic Footwear - 0.7%
             2,800    NIKE, Inc. - Class B                                                                                   187,320
Automotive - Cars and Light Trucks - 0.2%
             4,600    General Motors Corp. #                                                                                  43,470
Automotive - Medium and Heavy Duty Trucks - 0.2%
             1,300    PACCAR, Inc.                                                                                            49,647
Automotive - Truck Parts and Equipment - Original - 0.6%
             5,100    Johnson Controls, Inc.                                                                                 154,683
Beverages - Non-Alcoholic - 3.6%
            10,300    Coca-Cola Co.                                                                                          544,664
             4,300    Coca-Cola Enterprises, Inc.                                                                             72,111
             1,300    Pepsi Bottling Group, Inc.                                                                              37,921
             5,000    PepsiCo, Inc.                                                                                          356,350
                                                                                                                           1,011,046
Beverages - Wine and Spirits - 0.4%
             1,300    Brown-Forman Corp. - Class B                                                                            93,353
               800    Constellation Brands, Inc. - Class A*                                                                   17,168
                                                                                                                             110,521
Brewery - 0.2%
             1,000    Molson Coors Brewing Co. - Class B                                                                      46,750
Building - Residential and Commercial - 0.8%
             2,400    Centex Corp.                                                                                            38,880
             5,800    D.R. Horton, Inc.                                                                                       75,516
             1,700    KB Home                                                                                                 33,456
             1,800    Lennar Corp. - Class A                                                                                  27,342
             4,300    Pulte Homes, Inc.                                                                                       60,071
                                                                                                                             235,265
Cable Television - 1.0%
             3,900    Comcast Corp. - Class A                                                                                 76,557
             5,300    DIRECTV Group, Inc.*                                                                                   138,701
             1,800    Scripps Networks, Intl.                                                                                 65,358
                                                                                                                             280,616
Casino Services - 0.1%
             2,300    International Game Technology                                                                           39,514
Chemicals - Diversified - 0.3%
               200    Dow Chemical Co.                                                                                         6,356
             1,100    E.I. du Pont de Nemours and Co.                                                                         44,330
               300    PPG Industries, Inc.                                                                                    17,496
               100    Rohm & Haas Co.                                                                                          7,000
                                                                                                                              75,182
Chemicals - Specialty - 0.8%
               200    Eastman Chemical Co.                                                                                    10,950
             1,900    Ecolab, Inc.                                                                                            92,188
             2,500    Sigma-Aldrich Corp.                                                                                    131,050
                                                                                                                             234,188
Coal - 0.7%
             2,100    CONSOL Energy, Inc.                                                                                     96,369
             1,600    Massey Energy, Co.                                                                                      57,072
               700    Peabody Energy Corp.                                                                                    31,500
                                                                                                                             184,941
Commercial Banks - 0.6%
             2,500    BB&T Corp. #                                                                                            94,500
               600    M&T Bank Corp.                                                                                          53,550
               300    Marshall & Ilsley Corporation#                                                                           6,045
             1,400    Regions Financial Corp.                                                                                 13,440
                                                                                                                             167,535
Commercial Services - 0%
               900    Convergys Corp.*                                                                                        13,302
Commercial Services - Finance - 0.9%
               400    Equifax, Inc.                                                                                           13,780
             2,900    H&R Block, Inc.                                                                                         65,395
               500    MasterCard, Inc. - Class A                                                                              88,665
             1,100    Moody's Corp.                                                                                           37,400
             1,900    Western Union Co.                                                                                       46,873
                                                                                                                             252,113
Computer Services - 0.2%
             1,100    Affiliated Computer Services, Inc. - Class A                                                            55,693
Computers - 3.7%
             1,900    Apple, Inc.                                                                                            215,954
               500    Dell, Inc.*                                                                                              8,240
            10,300    Hewlett-Packard Co.                                                                                    476,272
             2,900    IBM Corp.                                                                                              339,184
                                                                                                                           1,039,650
Computers - Memory Devices - 0.3%
             6,300    EMC Corp.*                                                                                              75,348
             1,200    Network Appliance, Inc.*                                                                                21,876
                                                                                                                              97,224
Computers - Peripheral Equipment - 0%
               400    Lexmark International Group, Inc. - Class A*                                                            13,028
Containers - Metal and Glass - 0%
               100    Ball Corp.                                                                                               3,949
Containers - Paper and Plastic - 0.3%
               200    Bemis Company, Inc.                                                                                      5,224
               300    Pactiv Corp.*                                                                                            7,449
             2,700    Sealed Air Corp.                                                                                        59,373
                                                                                                                              72,046
Cosmetics and Toiletries - 3.8%
               600    Avon Products, Inc.                                                                                     24,942
             4,000    Colgate-Palmolive Co.                                                                                  301,400
               300    Estee Lauder Companies, Inc. - Class A                                                                  14,973
            10,027    Procter & Gamble Co.                                                                                   698,782
                                                                                                                           1,040,097
Cruise Lines - 0.1%
             1,000    Carnival Corp. (U.S. Shares)                                                                            35,350
Data Processing and Management - 0.1%
               500    Fiserv, Inc.*                                                                                           23,660
Dental Supplies and Equipment - 0.1%
               500    Patterson Companies, Inc.*                                                                              15,205
Dialysis Centers - 0%
               200    Davita, Inc.*                                                                                           11,402
Disposable Medical Products - 0.2%
               500    C.R. Bard, Inc.                                                                                         47,435
Distribution/Wholesale - 0.1%
               300    Fastenal Co.                                                                                            14,817
               100    W.W. Grainger, Inc.                                                                                      8,697
                                                                                                                              23,514
Diversified Financial Services - 0%
               100    IntercontinentalExchange, Inc.*                                                                          8,068
Diversified Operations - 5.8%
             1,200    3M Co.                                                                                                  81,972
               400    Danaher Corp.                                                                                           27,760
            35,200    General Electric Co.                                                                                   897,600
             5,100    Honeywell International, Inc.                                                                          211,905
               300    Illinois Tool Works, Inc.                                                                               13,335
             1,623    Ingersoll-Rand Co. - Class A                                                                            50,589
               400    Leggett & Platt, Inc.                                                                                    8,716
             4,300    Leucadia National Corp.                                                                                195,392
               300    Parker Hannifin Corp.                                                                                   15,900
             2,200    Textron, Inc.                                                                                           64,416
             1,100    Tyco International, Ltd.                                                                                38,522
                                                                                                                           1,606,107
E-Commerce/Products - 0.7%
             2,500    Amazon.com, Inc.                                                                                       181,900
E-Commerce/Services - 0.1%
             1,000    Expedia, Inc.*                                                                                          15,110
Electric - Integrated - 5.0%
               300    Allegheny Energy, Inc.                                                                                  11,031
             1,000    Ameren Corp.                                                                                            39,030
             2,200    American Electric Power Company, Inc.                                                                   81,576
             3,100    Constellation Energy Group, Inc.                                                                        75,330
               100    Dominion Resources, Inc.                                                                                 4,278
               300    Edison International                                                                                    11,970
             2,400    Entergy Corp.                                                                                          213,624
               200    Exelon Corp.                                                                                            12,524
             2,100    FirstEnergy Corp.                                                                                      140,679
             5,700    FPL Group, Inc.                                                                                        286,710
               200    PG&E Corp.                                                                                               7,490
               500    Pinnacle West Capital Corp.                                                                             17,205
             6,300    PPL Corp.                                                                                              233,226
             4,200    Public Service Enterprise Group, Inc.                                                                  137,718
             1,400    Southern Co.                                                                                            52,766
             1,000    TECO Energy, Inc.                                                                                       15,730
             1,500    Xcel Energy, Inc.                                                                                       29,985
                                                                                                                           1,370,872
Electric Products - Miscellaneous - 0.2%
               900    Emerson Electric Co.                                                                                    36,711
               300    Molex, Inc.                                                                                              6,735
                                                                                                                              43,446
Electronic Components - Miscellaneous - 0.1%
             1,300    Tyco Electronics, Ltd.                                                                                  35,958
Electronic Components - Semiconductors - 1.3%
             1,300    Advanced Micro Devices, Inc.                                                                             6,825
             8,200    Intel Corp.                                                                                            153,586
             5,700    LSI Corp.*                                                                                              30,552
             1,800    MEMC Electronic Materials, Inc.*                                                                        50,868
               500    Microchip Technology, Inc.                                                                              14,715
             1,000    Micron Technology, Inc.*                                                                                 4,050
             3,100    QLogic Corp.*                                                                                           47,616
             1,600    Texas Instruments, Inc.                                                                                 34,400
               700    Xilinx, Inc.                                                                                            16,415
                                                                                                                             359,027
Electronic Forms - 0%
               200    Adobe Systems, Inc.*                                                                                     7,894
Electronics - Military - 0.2%
               700    L-3 Communications Holdings, Inc.                                                                       68,824
Engineering - Research and Development Services - 0.8%
             1,900    Fluor Corp.                                                                                            105,830
             2,100    Jacobs Engineering Group, Inc.*                                                                        114,051
                                                                                                                             219,881
Engines - Internal Combustion - 0.3%
             1,700    Cummins, Inc.                                                                                           74,324
Enterprise Software/Services - 0.8%
             1,600    BMC Software, Inc.                                                                                      45,808
               300    CA, Inc.                                                                                                 5,988
             8,576    Oracle Corp.*                                                                                          174,179
                                                                                                                             225,975
Entertainment Software - 0%
               300    Electronic Arts, Inc.*                                                                                  11,097
Fiduciary Banks - 0.9%
             1,000    Bank of New York Mellon Corp.                                                                           32,580
             1,800    Northern Trust Corp.                                                                                   129,960
             1,600    State Street Corp.                                                                                      91,008
                                                                                                                             253,548
Finance - Commercial - 0%
               700    CIT Group, Inc.                                                                                          4,872
Finance - Investment Bankers/Brokers - 1.0%
             2,100    Charles Schwab Corp.                                                                                    54,600
               500    Citigroup, Inc.                                                                                         10,255
               500    Goldman Sachs Group, Inc.                                                                               64,000
             2,930    JPMorgan Chase & Co.                                                                                   136,831
               700    Merrill Lynch & Company, Inc.                                                                           17,710
               400    Morgan Stanley Co.                                                                                       9,200
                                                                                                                             292,596
Finance - Other Services - 0.2%
               100    CME Group, Inc.                                                                                         37,151
               500    NYSE Euronext                                                                                           19,590
                                                                                                                              56,741
Food - Confectionery - 0.3%
             1,200    Wm. Wrigley Jr. Co.                                                                                     95,280
Food - Meat Products - 0%
               500    Tyson Foods, Inc. - Class A                                                                              5,970
Food - Miscellaneous/Diversified - 0.6%
               300    General Mills, Inc.                                                                                     20,616
             1,300    H.J. Heinz Co.                                                                                          64,883
             1,100    Kellogg Co.                                                                                             61,710
               900    Kraft Foods, Inc. - Class A                                                                             29,475
                                                                                                                             176,684
Food - Retail - 1.1%
             6,900    Kroger Co.                                                                                             189,612
             2,500    Safeway, Inc.                                                                                           59,300
               200    Supervalu, Inc.                                                                                          4,340
             2,900    Whole Foods Market, Inc.#                                                                               58,087
                                                                                                                             311,339
Food - Wholesale/Distribution - 0%
               400    Sysco Corp.                                                                                             12,332
Forestry - 0.2%
               900    Plum Creek Timber Company, Inc.                                                                         44,874
               400    Weyerhaeuser Co.                                                                                        24,232
                                                                                                                              69,106
Gas - Distribution - 0%
               500    NiSource, Inc.                                                                                           7,380
               100    Sempra Energy Co.                                                                                        5,047
                                                                                                                              12,427
Gold Mining - 0.1%
               400    Newmont Mining Corp.                                                                                    15,504
Hotels and Motels - 0.1%
               200    Marriott International, Inc. - Class A                                                                   5,218
               900    Starwood Hotels & Resorts Worldwide, Inc.                                                               25,326
                                                                                                                              30,544
Human Resources - 0%
               300    Robert Half International, Inc.                                                                          7,425
Industrial Automation and Robotics - 0%
               100    Rockwell Automation, Inc.                                                                                3,734
Industrial Gases - 0.7%
             1,300    Air Products and Chemicals, Inc.                                                                        89,037
             1,300    Praxair, Inc.                                                                                           93,262
                                                                                                                             182,299
Instruments - Scientific - 1.0%
             2,600    Applera Corp. - Applied Biosystems Group                                                                89,050
               200    PerkinElmer, Inc.                                                                                        4,994
             3,100    Thermo Fisher Scientific, Inc.*                                                                        170,500
               100    Waters Corp.*                                                                                            5,818
                                                                                                                             270,362
Insurance Brokers - 0.2%
               400    Aon Corp.                                                                                               17,984
             1,200    Marsh & McLennan Companies, Inc.                                                                        38,112
                                                                                                                              56,096
Internet Infrastructure Software - 0.1%
             1,200    Akamai Technologies, Inc.*                                                                              20,928
Internet Security - 0.5%
             4,600    Symantec Corp.*                                                                                         90,068
             2,000    VeriSign, Inc.                                                                                          52,160
                                                                                                                             142,228
Investment Companies - 0%
               500    American Capital Strategies, Ltd.                                                                       12,755
Investment Management and Advisory Services - 0.6%
             1,800    Federated Investors, Inc. - Class B                                                                     51,894
             1,100    Invesco, Ltd. (U.S. Shares)                                                                             23,078
             1,500    T. Rowe Price Group, Inc.                                                                               80,565
                                                                                                                             155,537
Life and Health Insurance - 1.2%
             2,500    AFLAC, Inc.                                                                                            146,875
             1,400    Principal Financial Group, Inc.                                                                         60,886
               500    Prudential Financial, Inc.                                                                              36,000
               200    Torchmark Corp.                                                                                         11,960
             2,700    UnumProvident Corp.                                                                                     67,770
                                                                                                                             323,491
Machinery - Construction and Mining - 0.4%
             1,900    Caterpillar, Inc.                                                                                      113,240
               300    Terex Corp.*                                                                                             9,156
                                                                                                                             122,396
Machinery - Farm - 0.4%
             2,200    Deere & Co.                                                                                            108,900
Machinery - General Industrial - 0%
               300    Manitowoc Company, Inc.                                                                                  4,665
Medical - Biomedical and Genetic - 1.0%
               500    Amgen, Inc.                                                                                             29,635
               600    Biogen Idec, Inc.*                                                                                      30,174
             1,000    Celgene Corp.*                                                                                          63,280
             1,200    Genzyme Corp.*                                                                                          97,068
             1,500    Gilead Sciences, Inc.*                                                                                  68,370
                                                                                                                             288,527
Medical - Drugs - 3.4%
             3,600    Abbott Laboratories                                                                                    207,288
               600    Allergan, Inc.                                                                                          30,900
             1,300    Bristol-Myers Squibb Co.                                                                                27,105
               700    Eli Lilly and Co.                                                                                       30,821
               900    Forest Laboratories, Inc.*                                                                              25,452
             1,700    King Pharmaceuticals, Inc.*                                                                             16,286
            16,400    Merck & Company, Inc.                                                                                  517,584
             5,200    Pfizer, Inc.                                                                                            95,888
               300    Schering-Plough Corp.                                                                                    5,541
               100    Wyeth                                                                                                    3,694
                                                                                                                             960,559
Medical - Generic Drugs - 0.1%
               200    Barr Pharmaceuticals, Inc.                                                                              13,060
             1,000    Mylan Laboratories, Inc.*                                                                               11,420
               300    Watson Pharmaceuticals, Inc.*                                                                            8,550
                                                                                                                              33,030
Medical - HMO - 0.6%
               500    Aetna, Inc.                                                                                             18,055
             4,200    CIGNA Corp.                                                                                            142,716
               100    Coventry Health Care, Inc.*                                                                              3,255
               200    Humana, Inc.*                                                                                            8,240
                                                                                                                             172,266
Medical - Hospitals - 0.2%
             9,700    Tenet Healthcare, Corp.*                                                                                53,835
Medical Instruments - 0.3%
             3,400    Boston Scientific Corp.*                                                                                41,718
               100    Intuitive Surgical, Inc.*                                                                               24,098
               200    St. Jude Medical, Inc.*                                                                                  8,698
                                                                                                                              74,514
Medical Labs and Testing Services - 0.1%
               800    Quest Diagnostics, Inc.                                                                                 41,336
Medical Products - 3.6%
             3,800    Baxter International, Inc.                                                                             249,394
               700    Becton, Dickinson and Co.                                                                               56,182
               700    Covidien, Ltd.                                                                                          37,632
               600    Hospira, Inc.*                                                                                          22,920
             4,300    Johnson & Johnson                                                                                      297,904
             3,500    Stryker Corp.                                                                                          218,050
             1,600    Varian Medical Systems, Inc.*                                                                           91,408
               400    Zimmer Holdings, Inc.*                                                                                  25,824
                                                                                                                             999,314
Metal - Aluminum - 0%
               200    Alcoa, Inc.                                                                                              4,516
Metal - Diversified - 0.1%
               572    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                          32,518
Metal Processors and Fabricators - 0.5%
             1,700    Precision Castparts Corp.                                                                              133,926
Motorcycle and Motor Scooter Manufacturing - 0%
               100    Harley-Davidson, Inc.                                                                                    3,730
Multi-Line Insurance - 1.8%
               500    Allstate Corp.                                                                                          23,060
             1,400    American International Group, Inc.                                                                       4,662
             1,600    Assurant, Inc.                                                                                          88,000
               800    Cincinnati Financial Corp.                                                                              22,752
             8,700    Loews Corp.                                                                                            343,563
               400    MetLife, Inc.                                                                                           22,400
                                                                                                                             504,437
Multimedia - 0.4%
               300    McGraw-Hill Companies, Inc.                                                                              9,483
             5,900    News Corporation, Inc. - Class A                                                                        70,741
             1,000    Viacom, Inc. - Class B*                                                                                 24,840
               600    Walt Disney Co.                                                                                         18,414
                                                                                                                             123,478
Networking Products - 1.4%
            14,200    Cisco Systems, Inc.*                                                                                   320,352
             3,700    Juniper Networks, Inc.*                                                                                 77,959
                                                                                                                             398,311
Non-Hazardous Waste Disposal - 0%
               600    Allied Waste Industries, Inc.                                                                            6,666
Oil - Field Services - 1.4%
               500    BJ Services Co.                                                                                          9,565
               300    Halliburton Co.                                                                                          9,717
             2,100    Schlumberger, Ltd. (U.S. Shares)                                                                       163,989
             1,200    Smith International, Inc.                                                                               70,368
               729    Transocean, Inc.*                                                                                       80,073
             2,500    Weatherford International, Ltd.*                                                                        62,850
                                                                                                                             396,562
Oil and Gas Drilling - 0.1%
               100    ENSCO International, Inc.                                                                                5,763
             1,000    Nabors Industries, Ltd.*                                                                                24,920
               100    Noble Corp.                                                                                              4,390
                                                                                                                              35,073
Oil Companies - Exploration and Production - 3.1%
             2,100    Anadarko Petroleum Corp.                                                                               101,871
               800    Apache Corp.                                                                                            83,424
             1,900    Cabot Oil & Gas Corp.                                                                                   68,666
             1,100    Chesapeake Energy Corp.                                                                                 39,446
               600    Devon Energy Corp.                                                                                      54,720
             1,200    EOG Resources, Inc.                                                                                    107,352
               500    Noble Energy, Inc.                                                                                      27,795
             2,000    Occidental Petroleum Corp.                                                                             140,900
               300    Pioneer Natural Resources, Co.                                                                          15,684
               800    Questar Corp.                                                                                           32,736
             2,000    Range Resources Corp.                                                                                   85,740
             2,400    Southwestern Energy Co.*                                                                                73,296
               900    XTO Energy, Inc.                                                                                        41,868
                                                                                                                             873,498
Oil Companies - Integrated - 8.4%
             5,465    Chevron Corp.                                                                                          450,753
             3,200    ConocoPhillips                                                                                         234,400
            17,700    Exxon Mobil Corp.                                                                                    1,374,583
             1,000    Hess Corp.                                                                                              82,080
             2,340    Marathon Oil Corp.                                                                                      93,296
             1,400    Murphy Oil Corp.                                                                                        89,796
                                                                                                                           2,324,908
Oil Field Machinery and Equipment - 0.4%
               100    Cameron International Corp.*                                                                             3,854
             2,400    National-Oilwell Varco, Inc.*                                                                          120,552
                                                                                                                             124,406
Oil Refining and Marketing - 0.1%
               500    Valero Energy Corp.                                                                                     15,150
Pharmacy Services - 1.4%
             1,400    Express Scripts, Inc. - Class A*                                                                       103,348
             6,234    Medco Health Solutions, Inc.*                                                                          280,530
                                                                                                                             383,878
Pipelines - 0%
               200    Williams Companies, Inc.                                                                                 4,730
Property and Casualty Insurance - 0.3%
               300    Chubb Corp.                                                                                             16,470
             2,200    Progressive Corp.                                                                                       38,280
               400    Travelers Companies, Inc.                                                                               18,080
                                                                                                                              72,830
Publishing - Newspapers - 0%
               600    New York Times Co. - Class A                                                                             8,574
Quarrying - 0%
               100    Vulcan Materials Co.                                                                                     7,450
Real Estate Management/Services - 0.1%
             1,100    CB Richard Ellis Group, Inc. - Class A*                                                                 14,707
REIT - Apartments - 0.6%
             1,857    Apartment Investment & Management Co. - Class A                                                         65,032
               100    Avalonbay Communities, Inc.                                                                              9,842
             1,800    Equity Residential                                                                                      79,938
                                                                                                                             154,812
REIT - Health Care - 0.5%
             3,800    HCP, Inc.                                                                                              152,494
REIT - Office Property - 0.2%
               700    Boston Properties, Inc.                                                                                 65,562
REIT - Regional Malls - 0.3%
               800    Simon Property Group, Inc.                                                                              77,600
REIT - Shopping Centers - 0.2%
               200    Developers Diversified Realty Corp.                                                                      6,338
             1,000    Kimco Realty Corp.                                                                                      36,940
                                                                                                                              43,278
REIT - Storage - 0.6%
             1,600    Public Storage                                                                                         158,416
REIT - Warehouse/Industrial - 0.1%
               800    ProLogis                                                                                                33,016
Retail - Apparel and Shoe - 0.3%
             1,000    Abercrombie & Fitch Co. - Class A                                                                       39,450
             3,000    Gap, Inc.                                                                                               53,340
                                                                                                                              92,790
Retail - Auto Parts - 0.1%
               300    AutoZone, Inc.                                                                                          37,002
Retail - Automobile - 0%
               600    Auto Nation, Inc.*                                                                                       6,744
Retail - Bedding - 0.1%
               800    Bed Bath & Beyond, Inc.                                                                                 25,128
Retail - Building Products - 0.2%
             1,000    Home Depot, Inc.                                                                                        25,890
             1,100    Lowe's Companies, Inc.                                                                                  26,059
                                                                                                                              51,949
Retail - Computer Equipment - 0.3%
             2,600    GameStop Corp. - Class A*                                                                               88,946
Retail - Consumer Electronics - 0.2%
             1,400    Best Buy Company, Inc.                                                                                  52,500
Retail - Discount - 1.0%
               400    Big Lots, Inc.                                                                                          11,132
               700    Costco Wholesale Corp.                                                                                  45,451
               400    Target Corp.                                                                                            19,620
             3,300    Wal-Mart Stores, Inc.                                                                                  197,637
                                                                                                                             273,840
Retail - Drug Store - 0.5%
             4,502    CVS/Caremark Corp.                                                                                     151,537
Retail - Jewelry - 0.1%
             1,100    Tiffany & Co.                                                                                           39,072
Retail - Major Department Stores - 0.3%
             3,200    TJX Companies, Inc.                                                                                     97,664
Retail - Office Supplies - 0.3%
             1,100    Office Depot, Inc.*                                                                                      6,402
             3,100    Staples, Inc.                                                                                           69,750
                                                                                                                              76,152
Retail - Regional Department Stores - 0%
               200    Kohl's Corp.*                                                                                            9,216
Retail - Restaurants - 1.4%
             5,400    McDonald's Corp.                                                                                       333,180
             1,700    Yum! Brands, Inc.                                                                                       55,437
                                                                                                                             388,617
Rubber - Tires - 0.2%
             2,900    Goodyear Tire & Rubber Co.*                                                                             44,399
Savings/Loan/Thrifts - 0.8%
            11,500    Hudson City Bancorp, Inc.                                                                              212,175
             1,700    Washington Mutual, Inc.                                                                                    139
                                                                                                                             212,314
Schools - 0.3%
             1,400    Apollo Group, Inc. - Class A                                                                            83,020
Semiconductor Components/Integrated Circuits - 0%
               100    Analog Devices, Inc.                                                                                     2,635
               100    Linear Technology Corp.                                                                                  3,066
                                                                                                                               5,701
Semiconductor Equipment - 0.1%
               700    Applied Materials, Inc.                                                                                 10,591
               100    KLA-Tencor Corp.                                                                                         3,165
             2,000    Teradyne, Inc.*                                                                                         15,620
                                                                                                                              29,376
Steel - Producers - 0.5%
             1,400    AK Steel Holding Corp.                                                                                  36,288
             1,100    Nucor Corp.                                                                                             43,450
               800    United States Steel Corp.                                                                               62,088
                                                                                                                             141,826
Super-Regional Banks - 2.4%
            10,976    Bank of America Corp.                                                                                  384,160
               200    Capital One Financial Corp.                                                                             10,200
               600    PNC Bank Corp.                                                                                          44,820
             3,500    U.S. Bancorp                                                                                           126,070
               500    Wachovia Corp.                                                                                           1,750
             2,800    Wells Fargo & Co.                                                                                      105,084
                                                                                                                             672,084
Telecommunication Equipment - 0%
               300    Harris Corp.                                                                                            13,860
Telecommunication Equipment - Fiber Optics - 0.4%
             1,100    Ciena Corp.*                                                                                            11,088
             5,700    Corning, Inc.                                                                                           89,148
                                                                                                                             100,236
Telephone - Integrated - 4.2%
            34,872    AT&T, Inc.                                                                                             973,626
             5,000    Verizon Communications, Inc.                                                                           160,450
                                                                                                                           1,134,076
Tobacco - 0.7%
             4,100    Altria Group, Inc.                                                                                      81,344
               100    Lorillard, Inc.                                                                                          7,115
             2,200    Philip Morris International, Inc.                                                                      105,820
               200    UST, Inc.                                                                                               13,308
                                                                                                                             207,587
Tools - Hand Held - 0.2%
               800    Snap-On, Inc.                                                                                           42,128
Toys - 0.3%
             1,900    Hasbro, Inc.                                                                                            65,968
               800    Mattel, Inc.                                                                                            14,432
                                                                                                                              80,400
Transportation - Railroad - 1.3%
             1,100    Burlington Northern Santa Fe Corp.                                                                     101,673
             1,900    CSX Corp.                                                                                              103,683
             1,100    Norfolk Southern Corp.                                                                                  72,831
             1,200    Union Pacific Corp.                                                                                     85,392
                                                                                                                             363,579
Transportation - Services - 0.6%
             1,000    C.H. Robinson Worldwide, Inc.                                                                           50,960
             1,100    Expeditors International of Washington, Inc.                                                            38,324
             1,000    Ryder System, Inc.                                                                                      62,000
               400    United Parcel Service, Inc. - Class B                                                                   25,156
                                                                                                                             176,440
Web Portals/Internet Service Providers - 0.5%
               300    Google, Inc. - Class A*                                                                                120,156
             1,600    Yahoo!, Inc.*                                                                                           27,680
                                                                                                                             147,836
Wireless Equipment - 0.3%
               200    American Tower Corp. - Class A                                                                           7,194
               100    Motorola, Inc.                                                                                             714
             1,600    QUALCOMM, Inc.                                                                                          68,752
                                                                                                                              76,660
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $30,107,278)                                                                                     27,819,743
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.2%
            57,000    Janus Institutional Money Market Fund - Institutional Shares, 3.24% (cost $57,000)                      57,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0.3%
                82    Cash Collateral+                                                                                            82
               251    Repurchase Agreements+                                                                                     251
            69,624    Time Deposits+                                                                                          69,624
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $69,957)                                                                                         69,957
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $30,234,235) - 100%                                                                        $27,946,700
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                         September 30, 2008 (unaudited)

                                                                 % of Investment
Country                                            Value              Securities
--------------------------------------------------------------------------------
Bermuda                                      $   273,549                    1.0%
Cayman Islands                                    84,463                    0.3%
Netherlands                                      163,989                    0.6%
Panama                                            35,350                    0.1%
United States++                               27,389,349                   98.0%
--------------------------------------------------------------------------------
Total                                        $27,946,700                  100.0%

++ Includes Short-Term Securities and Other Securities (97.5% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

U.S. Shares             Securities of foreign companies trading on an American
                        Stock Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of September 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of September 30, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2008)

                                                                Level 2 - Other Significant   Level 3 - Significant Unobservable
                                       Level 1 - Quoted Prices  Observable Inputs             Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen INTECH Risk-Managed Core
Portfolio                              $ 27,819,743             $ 126,957                     $ -
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen International Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.6%
Aerospace and Defense - 1.0%
           710,020    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                            $   19,177,640
Agricultural Operations - 3.8%
         1,300,000    BrasilAgro - Companhia Brasileira de Propriedades Agricolas*                                         6,833,474
           398,370    Bunge, Ltd. #                                                                                       25,169,017
        43,206,584    Chaoda Modern Agriculture Holdings, Ltd.                                                            36,251,228
         6,624,025    China Green Holdings, Ltd.                                                                           5,331,401
                                                                                                                          73,585,120
Airlines - 2.3%
           658,740    Continental Airlines, Inc. - Class B*,#                                                             10,987,783
           919,955    Ryanair Holdings PLC (ADR)*                                                                         20,634,591
         1,452,195    UAL Corp.* ,#                                                                                       12,764,794
                                                                                                                          44,387,168
Apparel Manufacturers - 2.8%
         8,833,300    Esprit Holdings, Ltd.                                                                               54,272,916
Audio and Video Products - 1.4%
         2,561,000    Sharp Corp.                                                                                         27,646,262
Batteries and Battery Systems - 0.8%
         8,850,200    BYD Company, Ltd.                                                                                   14,719,438
Beverages - Wine and Spirits - 0.4%
         3,031,658    C&C Group PLC                                                                                        8,124,227
Building - Residential and Commercial - 1.5%
         1,573,740    Brascan Residential Properties S.A.                                                                  3,639,853
           659,075    Gafisa S.A.                                                                                          8,349,300
         1,210,300    MRV Engenharia e Participacoes S.A.*                                                                12,692,118
         1,332,600    Rossi Residencial S.A.                                                                               3,782,611
                                                                                                                          28,463,882
Casino Hotels - 2.2%
         4,065,334    Crown, Ltd.                                                                                         28,099,371
         3,773,060    Melco PBL Entertainment (Macau), Ltd. (ADR)* ,#                                                     15,054,509
                                                                                                                          43,153,880
Commercial Banks - 4.4%
           422,285    Bank of Ireland                                                                                      2,347,910
           153,095    Allied Irish Banks PLC                                                                               1,291,459
         7,815,169    Anglo Irish Bank Corporation PLC                                                                    44,026,464
           716,965    Banca Generali S.P.A.                                                                                4,215,439
         8,536,300    Banco de Oro                                                                                         7,008,643
           166,780    Banco de Oro-EPCI, Inc. (GDR)                                                                        2,738,074
           238,222    Julius Baer Holding, Ltd.                                                                           11,715,318
         1,228,014    Punjab National Bank, Ltd.                                                                          12,675,238
                                                                                                                          86,018,545
Commercial Services - 0.5%
         1,867,000    Park24 Company, Ltd. #                                                                              10,535,799
Computers - 1.0%
           121,670    Foxconn Technology Company, Ltd.                                                                       391,412
           276,210    Research In Motion, Ltd. (U.S. Shares)*                                                             18,865,143
                                                                                                                          19,256,555
Computers - Other - 0.1%
        66,697,453    A-Max Holdings, Ltd.*,^^                                                                             1,543,655
Cosmetics and Toiletries - 0.6%
            66,413    LG Household & Health Care, Ltd.                                                                    11,211,822
Dental Supplies and Equipment - 0.2%
           263,828    Osstem Implant Company, Ltd.*                                                                        3,438,567
Diagnostic Kits - 0.4%
   $    15,198,335    Trinity, Ltd.^, ss.                                                                                  6,948,727
Distribution/Wholesale - 6.2%
        48,776,970    Li & Fung, Ltd.                                                                                    119,130,383
Diversified Financial Services - 2.8%
         2,128,150    Reliance Capital, Ltd.                                                                              53,741,961
Diversified Operations - 1.5%
         1,324,985    Max India, Ltd.*                                                                                     4,749,854
        22,306,465    Melco International Development, Ltd.                                                                6,344,354
           232,141    Orascom Development Holdings*                                                                       14,687,579
        33,571,753    Polytec Asset Holdings, Ltd.                                                                         2,915,614
                                                                                                                          28,697,401
Electric - Distribution - 0.3%
           865,055    Equatorial Energia S.A.                                                                              5,229,254
Electronic Components - Miscellaneous - 0.5%
         2,975,200    Hon Hai Precision Industry Company, Ltd.                                                            10,589,041
Electronic Components - Semiconductors - 2.2%
        25,196,171    ARM Holdings PLC                                                                                    42,897,045
Electronic Connectors - 2.1%
           429,100    Hirose Electric Company, Ltd. #                                                                     40,975,598
Finance - Mortgage Loan Banker - 0.5%
           213,827    Housing Development Finance Corporation, Ltd.                                                        9,983,893
Finance - Other Services - 1.9%
         6,453,929    IG Group Holdings PLC                                                                               36,781,372
Food - Catering - 0.3%
         5,710,000    FU JI Food & Catering Services                                                                       5,865,993
Gambling - Non-Hotel - 0.1%
           360,800    Great Canadian Gaming Corp.*                                                                         2,153,271
Hotels and Motels - 0.9%
         2,921,245    Kingdom Hotel Investments (GDR)*                                                                    17,527,470
Insurance Brokers - 0.3%
           429,254    Eurodekania, Ltd. (U.S. Shares)*,^,ss.                                                               6,042,172
Internet Connectivity Services - 0.9%
           310,100    NDS Group PLC (ADR)*                                                                                17,331,489
Investment Companies - 0.7%
         2,460,276    SM Investments Corp.                                                                                13,713,145
           231,390    Star Asia Financial, Ltd. (U.S. Shares) (144A) ^, ss.                                                  416,502
                                                                                                                          14,129,647
Investment Management and Advisory Services - 0.4%
         1,875,195    Bluebay Asset Management                                                                             8,108,238
Medical Labs and Testing Services - 0.1%
           163,965    Diagnosticos da America                                                                              2,193,497
Oil Companies - Exploration and Production - 1.8%
           629,051    Niko Resources, Ltd.                                                                                33,823,315
             9,200    OGX Petroleo E Gas Participacoes*                                                                    1,871,531
                                                                                                                          35,694,846
Oil Companies - Integrated - 2.2%
           273,440    Hess Corp.                                                                                          22,443,955
           452,330    Petroleo Brasileiro S.A. (ADR)                                                                      19,879,904
                                                                                                                          42,323,859
Oil Field Machinery and Equipment - 1.3%
         1,354,596    Wellstream Holdings PLC                                                                             25,140,330
Oil Refining and Marketing - 5.5%
         2,544,192    Reliance Industries, Ltd.                                                                          107,516,409
Power Converters and Power Supply Equipment - 3.1%
           200,000    SunPower Corp. - Class A*,#                                                                         14,186,000
         1,269,250    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       45,527,998
                                                                                                                          59,713,998
Public Thoroughfares - 1.0%
         1,194,953    Companhia de Concessoes Rodoviarias                                                                 15,703,230
           399,672    Obrascon Huarte Lain Brasil S.A.                                                                     3,687,050
                                                                                                                          19,390,280
Real Estate Management/Services - 4.4%
           362,600    Daito Trust Construction Company, Ltd.                                                              13,559,742
           700,658    IVG Immobilien A.G.                                                                                  6,894,669
           137,295    Jones Lang LaSalle, Inc.                                                                             5,969,587
         2,859,000    Mitsubishi Estate Company, Ltd.                                                                     56,192,127
            79,112    Orco Property Group#                                                                                 1,934,192
                                                                                                                          84,550,317
Real Estate Operating/Development - 9.8%
         1,052,435    Ablon Group                                                                                          1,164,571
        42,731,286    Ayala Land, Inc.                                                                                     8,555,787
        18,433,670    CapitaLand, Ltd.                                                                                    40,182,770
        44,672,000    China Overseas Land & Investment, Ltd.                                                              54,097,120
         3,094,500    Cyrela Brazil Realty S.A.                                                                           31,719,276
           970,360    Cyrela Commercial Properties SA Empreendimentos e Participacoes*                                     4,080,572
        16,365,000    Hang Lung Properties, Ltd.                                                                          38,596,953
           313,935    Iguatemi Empresa de Shopping Centers S.A.                                                            2,326,789
           560,905    PDG Realty S.A. Empreendimentos e Participacoes                                                      3,965,608
           518,950    Rodobens Negocios Imobiliarios S.A.                                                                  3,573,510
                                                                                                                         188,262,956
Retail - Consumer Electronics - 0.8%
           215,990    Yamada Denki Company, Ltd.                                                                          16,379,117
Retail - Major Department Stores - 0.5%
         2,688,999    Arcandor A.G.*                                                                                       9,034,352
Semiconductor Components/Integrated Circuits - 0.3%
         2,108,195    Actions Semiconductor Company, Ltd. (ADR)                                                            5,186,159
           641,970    Vimicro International Corp. (ADR)*                                                                   1,547,148
                                                                                                                           6,733,307
Semiconductor Equipment - 3.2%
         2,422,376    ASML Holding N.V.                                                                                   43,246,420
           610,190    KLA-Tencor Corp.                                                                                    19,312,514
                                                                                                                          62,558,934
Sugar - 2.7%
         2,202,743    Bajaj Hindusthan, Ltd.                                                                               4,884,763
           426,300    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                    945,235
         4,484,380    Balrampur Chini Mills, Ltd.*                                                                         7,881,837
         3,032,876    Cosan Limited - Class A*                                                                            24,202,351
         1,570,503    Cosan S.A. Industria e Comercio*                                                                    10,484,329
         1,888,690    Shree Renuka Sugars, Ltd.                                                                            4,228,665
                                                                                                                          52,627,180
Telecommunication Services - 1.5%
         3,915,909    Reliance Communications, Ltd.                                                                       28,356,782
Travel Services - 1.2%
         6,072,249    Thomas Cook Group, Plc.                                                                             23,986,225
Warehousing and Harbor Transport Services - 0.1%
         3,332,466    DP World, Ltd. (U.S. Shares)                                                                         2,366,051
Wireless Equipment - 3.1%
         6,288,363    Telefonaktiebolaget L.M. Ericsson - Class B                                                         59,302,634
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,047,327,176)                                                                               1,697,799,505
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.7%
Investment Companies - 0.7%
           915,150    Bradespar S.A. (cost $3,266,103)                                                                    12,844,042
------------------------------------------------------------------------------------------------------------------------------------
Rights - 0%
Sugar - 0%
           316,926    Cosan S.A. Industia e Comercio (cost $0)                                                                19,991
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 7.0%
         7,668,000    Janus Institutional Cash Management Fund - Institutional Shares, 3.36%                               7,668,000
       127,911,735    Janus Institutional Money Market Fund - Institutional Shares, 3.26%                                127,911,735
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $135,579,735)                                                                                  135,579,735
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.7%
           109,975    Cash Collateral+                                                                                       109,975
           327,684    Repurchase Agreements+                                                                                 327,684
        90,904,789    Time Deposits+                                                                                      90,904,789
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $91,342,448)                                                                                 91,342,448
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,277,515,462) - 100%                                                                  $1,937,585,721
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                         September 30, 2008 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                       $   28,099,371              1.5%
Bermuda                                            229,649,723             11.8%
Brazil                                             172,053,577              8.9%
Canada                                              54,841,729              2.8%
Cayman Islands                                     129,876,120              6.7%
China                                               14,719,438              0.8%
Germany                                             15,929,021              0.8%
Guernsey                                             1,581,073              0.1%
Hong Kong                                          105,987,156              5.5%
India                                              234,964,636             12.1%
Ireland                                             76,424,651              3.9%
Italy                                                4,215,439              0.2%
Japan                                              165,288,646              8.5%
Luxembourg                                           1,934,192              0.1%
Netherlands                                         43,246,420              2.2%
Philippines                                         32,015,649              1.6%
Singapore                                           40,182,770              2.1%
South Korea                                         14,650,388              0.8%
Sweden                                              59,302,634              3.1%
Switzerland                                         26,402,897              1.4%
Taiwan                                              10,980,453              0.6%
United Arab Emirates                                 2,366,051              0.1%
United Kingdom                                     160,286,872              8.3%
United States++                                    312,586,815             16.1%
--------------------------------------------------------------------------------
Total                                           $1,937,585,721            100.0%

++ Includes Short-Term Securities and Other Securities (4.4% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR                  American Depositary Receipt

GDR                  Global Depositary Receipt

PLC                  Public Limited Company

U.S. Shares          Securities of foreign companies trading on an American
                     Stock Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of September 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

^ Schedule of Fair Valued Securities (as of September 30, 2008)

                                                                                  Value as a % of
                                                                   Value    Investment Securities
-------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio
Eurodekania, Ltd.                                            $ 6,042,172                     0.3%
Star Asia Financial, Ltd. (U.S. Shares) (144A)                   416,502                     0.0%
Trinity, Ltd.                                                  6,948,727                     0.4%
-------------------------------------------------------------------------------------------------
                                                             $13,407,401                     0.7%
-------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of September 30, 2008)

                                                                                                         Value as a
                                                                                                            % of
                                                    Acquisition       Acquisition                        Investment
                                                        Date              Cost           Value           Securities
----------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio
Eurodekania, Ltd.^                                     3/8/07        $ 5,628,245      $ 6,042,172           0.3%
Star Asia Financial Ltd. (U.S. Shares) (144A)^   2/22/07 - 6/22/07     2,399,730          416,502           0.0%
Trinity, Ltd.^                                        11/14/07         6,995,780        6,948,727           0.4%
----------------------------------------------------------------------------------------------------------------------
                                                                     $15,023,755      $13,407,401           0.7%
======================================================================================================================

The Portfolio has registration rights for certain restricted securities held as of September 30, 2008. The issuer incurs all registration costs.

^^ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a portfolio holds 5% or more of the outstanding voting securities at any time during the period ended September 30, 2008.

                                              Purchases                Sales                Realized    Dividend        Value
                                            Shares    Cost      Shares         Cost       Gain/(Loss)    Income      at 9/30/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio
A-MAX Holdings, Ltd.*(1)                         -     $ -    50,335,000      $848,328     $ (148,101)      $ -       $ 1,543,655
------------------------------------------------------------------------------------------------------------------------------------

(1)   Shares held adjusted for 1:10 Reverse Stock Split on 4/8/08.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of September 30, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2008)

                                                                                  Level 2 - Other             Level 3 -
                                                                                  Significant Observable      Significant
                                              Level 1 - Quoted Prices             Inputs                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Aspen International Growth Portfolio    $ 1,676,025,368                     $ 254,611,626               $ 6,948,727
------------------------------------------------------------------------------------------------------------------------------------

Level 3 Valuation Reconciliation of assets as of the fiscal period ended September 30, 2008

                                                                           Change in
                                                Accrued                    unrealized        Net       Transfers in    Balance as of
                               Balance as of    discounts/    Realized    appreciation/    purchases/    and/or        September 30,
                            December 31, 2007   premiums     gain/(loss)  (depreciation)   (sales)     out of Level 3       2008
Investments in Securities:
Janus Aspen International
Growth Portfolio                $ 6,919,941       $ -            $ -         $ 28,786         $ -           $ -        $ 6,948,727

Janus Aspen Large Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.6%
Aerospace and Defense - 2.5%
           870,110    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                            $   23,501,672
           171,720    Lockheed Martin Corp.                                                                               18,832,532
                                                                                                                          42,334,204
Agricultural Chemicals - 2.1%
           235,245    Monsanto Co.                                                                                        23,284,550
            58,575    Syngenta A.G.                                                                                       12,440,616
                                                                                                                          35,725,166
Applications Software - 3.2%
         2,004,850    Microsoft Corp.**                                                                                   53,509,447
Automotive - Cars and Light Trucks - 0.7%
           309,211    BMW A.G.**                                                                                          12,116,247
Brewery - 3.9%
         1,103,841    InBev N.V.**                                                                                        65,151,311
Casino Hotels - 0.6%
         1,512,963    Crown, Ltd.                                                                                         10,457,519
Chemicals - Diversified - 1.9%
           226,949    Bayer A.G.**                                                                                        16,601,657
           213,991    K+S A.G.**                                                                                          15,378,205
                                                                                                                          31,979,862
Commercial Services - Finance - 1.7%
           366,902    Automatic Data Processing, Inc.                                                                     15,685,061
           537,860    Western Union Co.                                                                                   13,269,006
                                                                                                                          28,954,067
Computers - 4.7%
           235,084    Apple, Inc.**                                                                                       26,719,647
           680,195    Hewlett-Packard Co.**                                                                               31,452,217
           314,886    Research In Motion, Ltd. (U.S. Shares)*                                                             21,506,714
                                                                                                                          79,678,578
Cosmetics and Toiletries - 1.3%
           280,615    Colgate-Palmolive Co.                                                                               21,144,340
Diversified Operations - 3.5%
           276,810    Danaher Corp.                                                                                       19,210,614
           101,640    Illinois Tool Works, Inc.                                                                            4,517,898
           373,293    Siemens A.G.**                                                                                      35,323,189
                                                                                                                          59,051,701
Electric - Generation - 1.9%
         2,794,130    AES Corp.*                                                                                          32,663,380
Electric Products - Miscellaneous - 0.8%
           332,960    Emerson Electric Co.                                                                                13,581,438
Electronic Components - Semiconductors - 0.6%
           512,766    Texas Instruments, Inc.**                                                                           11,024,469
Electronic Measuring Instruments - 0.5%
            43,000    Keyence Corp.**                                                                                      8,554,203
Energy - Alternate Sources - 0.4%
           771,860    EDP Renovaveis S.A.*(,)**                                                                            6,134,453
Enterprise Software/Services - 2.6%
         2,145,705    Oracle Corp.*(,)**                                                                                  43,579,269
Entertainment Software - 0.4%
           195,930    Electronic Arts, Inc.*                                                                               7,247,451
Finance - Investment Bankers/Brokers - 3.4%
           134,080    Goldman Sachs Group, Inc.                                                                           17,162,240
           863,315    JP Morgan Chase & Co.                                                                               40,316,811
                                                                                                                          57,479,051
Finance - Other Services - 0.7%
            31,320    CME Group, Inc.                                                                                     11,635,693
Food - Miscellaneous/Diversified - 0.9%
           356,666    Nestle S.A.                                                                                         15,430,657
Food - Retail - 1.3%
         3,230,229    Tesco PLC**                                                                                         22,461,168
Forestry - 1.1%
           303,625    Weyerhaeuser Co.                                                                                    18,393,603
Independent Power Producer - 1.0%
           686,648    NRG Energy, Inc.*                                                                                   16,994,538
Industrial Gases - 0.7%
           167,825    Praxair, Inc.                                                                                       12,039,766
Investment Management and Advisory Services - 1.1%
           349,385    T. Rowe Price Group, Inc.                                                                           18,765,468
Machinery - Construction and Mining - 0.5%
           151,540    Caterpillar, Inc.                                                                                    9,031,784
Medical - Biomedical and Genetic - 4.8%
           579,561    Celgene Corp.*(,)**                                                                                 36,674,619
           321,270    Genentech, Inc.*                                                                                    28,490,224
           368,005    Gilead Sciences, Inc.*                                                                              16,773,668
                                                                                                                          81,938,511
Medical - Drugs - 2.7%
           232,245    Merck & Company, Inc.                                                                                7,329,652
           178,150    Roche Holding A.G.                                                                                  27,778,669
           289,730    Wyeth                                                                                               10,702,626
                                                                                                                          45,810,947
Medical - HMO - 4.3%
           620,240    Coventry Health Care, Inc.*                                                                         20,188,812
         2,061,565    UnitedHealth Group, Inc.**                                                                          52,343,135
                                                                                                                          72,531,947
Medical Products - 1.5%
           384,310    Covidien, Ltd.                                                                                      20,660,505
            64,860    Zimmer Holdings, Inc.*                                                                               4,187,362
                                                                                                                          24,847,867
Metal Processors and Fabricators - 0.7%
           162,070    Precision Castparts Corp.                                                                           12,767,875
Multimedia - 0.6%
           313,575    Walt Disney Co.                                                                                      9,623,617
Networking Products - 3.7%
         2,742,267    Cisco Systems, Inc.*(,)**                                                                           61,865,544
Oil Companies - Exploration and Production - 3.2%
           159,613    Devon Energy Corp.                                                                                  14,556,706
           117,765    EOG Resources, Inc.                                                                                 10,535,257
           405,175    Occidental Petroleum Corp.                                                                          28,544,578
                                                                                                                          53,636,541
Oil Companies - Integrated - 5.2%
           136,764    Exxon Mobil Corp.                                                                                   10,621,092
           650,230    Hess Corp.**                                                                                        53,370,877
           553,025    Petroleo Brasileiro S.A. (ADR)**                                                                    24,305,449
                                                                                                                          88,297,418
Power Converters and Power Supply Equipment - 0.6%
            85,203    SunPower Corp.*                                                                                      5,883,267
           132,815    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                        4,764,074
                                                                                                                          10,647,341
Reinsurance - 2.1%
             8,156    Berkshire Hathaway, Inc. - Class B                                                                  35,845,620
REIT - Warehouse/Industrial - 0.6%
           265,205    ProLogis                                                                                            10,945,010
Retail - Apparel and Shoe - 0.9%
           507,775    Nordstrom, Inc.**                                                                                   14,634,076
Retail - Drug Store - 3.9%
         1,972,974    CVS/Caremark Corp.                                                                                  66,410,305
Retail - Office Supplies - 0.9%
           648,418    Staples, Inc.                                                                                       14,589,405
Retail - Restaurants - 1.6%
           286,625    McDonald's Corp.                                                                                    17,684,762
           267,975    Yum! Brands, Inc.                                                                                    8,738,665
                                                                                                                          26,423,427
Semiconductor Components/Integrated Circuits - 2.0%
           310,735    Cypress Semiconductor Corp.*                                                                         1,622,037
         1,591,360    Marvell Technology Group, Ltd.*                                                                     14,799,648
        10,400,690    Taiwan Semiconductor Manufacturing Company, Ltd.                                                    17,106,291
                                                                                                                          33,527,976
Semiconductor Equipment - 1.3%
           712,000    KLA-Tencor Corp.                                                                                    22,534,800
Steel - Producers - 0.2%
            75,561    ArcelorMittal**                                                                                      3,778,964
Steel Pipe and Tube - 0.3%
            21,585    Vallourec**                                                                                          4,693,966
Telecommunication Equipment - 0%
                94    Nortel Networks, Corp. (U.S. Shares)*                                                                      211
Telecommunication Equipment - Fiber Optics - 1.9%
         2,026,260    Corning, Inc.                                                                                       31,690,706
Tobacco - 0.7%
           570,676    Altria Group, Inc.                                                                                  11,322,212
Transportation - Railroad - 0.7%
           234,985    Canadian National Railway Co. (U.S. Shares)                                                         11,239,333
Transportation - Services - 2.2%
           197,280    C.H. Robinson Worldwide, Inc.                                                                       10,053,389
           436,445    United Parcel Service, Inc. - Class B                                                               27,448,026
                                                                                                                          37,501,415
Web Portals/Internet Service Providers - 2.5%
           107,870    Google, Inc. - Class A*(,)**                                                                        43,204,092
Wireless Equipment - 2.5%
         1,113,250    Crown Castle International Corp.*                                                                   32,250,852
           993,800    Telefonaktiebolaget L.M. Ericsson - Class B                                                          9,372,067
                                                                                                                          41,622,919
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,845,817,106)                                                                               1,617,050,878
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.3%
Electric - Integrated - 0.3%
   $     1,940,000    Energy Future Holdings, 10.8750%
                      company guaranteed notes
                      due 11/1/17 (144A)                                                                                   1,750,850
         3,330,000    Texas Competitive Energy Co. LLC, 10.2500%
                      company guaranteed notes
                      due 11/1/15 (144A)                                                                                   3,005,325
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $5,310,950)                                                                                    4,756,175
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.1%
             7,393    Financial Select Sector SPDR
                      expires October 2008
                      exercise price $20.00                                                                                1,003,969
               284    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)
                      expires January 2009
                      exercise price $165.00                                                                                 328,909
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $1,847,314)                                                                 1,332,878
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.3%
             3,806    Hess Corp.
                      expires January 2009
                      exercise price $80.00                                                                                4,017,994
             1,082    Petroleo Brasileiro S.A. (ADR)
                      expires January 2009
                      exercise price $100.00                                                                               1,071,992
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $2,731,609)                                                                  5,089,986
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.7%
        53,008,944    Janus Institutional Cash Management Fund - Institutional Shares, 3.36%                              53,008,944
         9,172,000    Janus Institutional Money Market Fund - Institutional Shares, 3.26%                                  9,172,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $62,180,944)                                                                                    62,180,944
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0%
               797    Cash Collateral +                                                                                          797
             2,368    Repurchase Agreements+                                                                                   2,368
           656,835    Time Deposits+                                                                                         656,835
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $660,000)                                                                                       660,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,918,547,923) - 100%                                                                  $1,691,070,861
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                         September 30, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                      $   10,457,519               0.6%
Belgium                                            65,151,311               3.9%
Bermuda                                            35,460,154               2.1%
Brazil                                             47,807,120               2.8%
Canada                                             32,746,257               1.9%
Cayman Islands                                      4,764,074               0.3%
France                                              4,693,966               0.3%
Germany                                            79,419,298               4.7%
Japan                                               8,554,203               0.5%
Luxembourg                                          3,778,964               0.2%
Spain                                               6,134,453               0.4%
Sweden                                              9,372,067               0.6%
Switzerland                                        55,649,942               3.3%
Taiwan                                             17,106,292               1.0%
United Kingdom                                     22,461,168               1.3%
United States++                                 1,287,514,073              76.2%
--------------------------------------------------------------------------------
Total                                          $1,691,070,861             100.0%

++ Includes Short-Term Securities and Other Securities (72.4% excluding Short-Term Securities and Other Securities)

--------------------------------------------------------------------------------
Schedule of Written Options - Calls                                      Value
--------------------------------------------------------------------------------
        Apple, Inc.
              expires November 2008
              780 contracts
              exercise price $170.00............................  $   (83,148)

        Cisco Systems, Inc.
              expires January 2009
              6,639 contracts
              exercise price $30.00.............................     (126,141)

        Hess Corp.
              expires January 2009
              3,806 contracts
              exercise price $150.00............................     (163,696)

        Hewlett-Packard Co.
              expires January 2009
              3,591 contracts
              exercise price $55.00.............................     (266,452)

        Microsoft Corp.
              expires January 2009
              5,256 contracts
              exercise price $32.50.............................     (183,960)

        Oracle Corp.
              expires January 2009
              10,250 contracts
              exercise price $22.50.............................     (995,275)

        Petroleo Brasileiro S.A. (ADR)
              expires January 2009
              1,082 contracts
              exercise price $165.00............................      (17,074)

        Texas Instruments, Inc.
              expires January 2009
              3,785 contracts
              exercise price $30.00.............................      (42,998)
--------------------------------------------------------------------------------
Total Written Options - Calls
        (Premiums received $4,714,606)                            $(1,878,744)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Written Options - Puts
--------------------------------------------------------------------------------
        Apple, Inc.
              expires November 2008
              780 contracts
              exercise price $110.00............................  $  (892,788)

        Cisco Systems, Inc.
              expires January 2009
              5,980 contracts
              exercise price $18.50.............................     (376,740)

        Hewlett-Packard Co.
              expires January 2009
              3,591 contracts
              exercise price $35.00.............................     (221,206)

        Microsoft Corp.
              expires January 2009
              5,256 contracts
              exercise price $22.50.............................     (425,736)

        Oracle Corp.
              expires January 2009
              10,250 contracts
              exercise price $17.50.............................     (728,775)

        Potash Corporation of Saskatchewan, Inc. (U.S. Shares)
              expires January 2009
              528 contracts
              exercise price $110.00............................     (634,587)

        Texas Instruments, Inc.
              expires January 2009
              3,785 contracts
              exercise price $20.00.............................     (492,088)
--------------------------------------------------------------------------------
Total Written Options - Puts
        (Premiums received $3,250,944)                            $(3,771,920)
--------------------------------------------------------------------------------

Forward Currency Contracts, Open
as of September 30, 2008 (unaudited)

Currency Sold and                                          Currency             Currency            Unrealized
Settlement Date                                           Units Sold         Value in U.S.$        Gain/(Loss)
--------------------------------------------------------------------------------------------------------------------
British Pound 11/12/08                                     9,315,000         $ 16,593,205           $ 1,214,155
Euro 10/23/08                                             53,950,000           76,107,018             7,159,412
Euro 11/12/08                                             30,800,000           43,486,913             4,106,396
Japanese Yen 10/23/08                                    598,000,000            5,644,617               (81,360)
--------------------------------------------------------------------------------------------------------------------
Total                                                                        $141,831,753           $12,398,603

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR                     American Depositary Receipt

PLC                     Public Limited Company

REIT                    Real Estate Investment Trust

U.S. Shares             Securities of foreign companies trading on an American
                        Stock Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of September 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                             $ 395,616,004
--------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2008)

                                                                            Level 2 - Other          Level 3 -
                                                            Level 1 -         Significant           Significant
                                                          Quoted Prices    Observable Inputs    Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Large Cap Growth Portfolio                   $1,617,050,878       $67,597,119               $-
Investments in Purchased Options:
Janus Aspen Large Cap Growth Portfolio                          -              6,422,864                 -
Other Financial Instruments(a):
Janus Aspen Large Cap Growth Portfolio                     11,788,907         (5,040,968)                -
--------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option and swap contracts.

Janus Aspen Mid Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.3%
Advertising Sales - 2.5%
           572,756    Lamar Advertising Co. - Class A*,#                                                             $    17,692,433
Aerospace and Defense - 1.6%
           432,465    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                11,680,880
Aerospace and Defense - Equipment - 1.3%
            98,735    Alliant Techsystems, Inc.                                                                            9,275,166
Agricultural Operations - 0.4%
         3,396,000    Chaoda Modern Agriculture Holdings, Ltd.                                                             2,849,315
Airlines - 1.2%
           385,473    Ryanair Holdings PLC (ADR)*,#                                                                        8,646,159
Apparel Manufacturers - 2.2%
         1,208,200    Esprit Holdings, Ltd.                                                                                7,423,334
           104,995    VF Corp.                                                                                             8,117,164
                                                                                                                          15,540,498
Applications Software - 0.2%
            56,385    Citrix Systems, Inc.*                                                                                1,424,285
Automotive - Truck Parts and Equipment - Original - 0.6%
           398,670    Tenneco, Inc.*                                                                                       4,237,862
Batteries and Battery Systems - 2.3%
           204,615    Energizer Holdings, Inc.*                                                                           16,481,738
Casino Hotels - 0.7%
           688,209    Crown, Ltd.**                                                                                        4,756,864
Cellular Telecommunications - 1.4%
           258,010    Leap Wireless International, Inc.*                                                                   9,830,181
Chemicals - Diversified - 1.5%
           144,991    K+S A.G.**                                                                                          10,419,603
Commercial Services - 2.7%
            78,260    CoStar Group, Inc.*,#                                                                                3,552,221
           642,218    Iron Mountain, Inc.*                                                                                15,676,542
                                                                                                                          19,228,763
Commercial Services - Finance - 3.0%
           236,930    Equifax, Inc.                                                                                        8,162,239
           139,550    Global Payments, Inc.                                                                                6,260,213
           202,300    Paychex, Inc.                                                                                        6,681,969
                                                                                                                          21,104,421
Computer Services - 0.5%
            81,440    IHS, Inc. - Class A*                                                                                 3,879,802
Computers - 0.8%
            50,148    Apple, Inc.                                                                                          5,699,822
Consulting Services - 0.6%
           192,040    Gartner Group, Inc.*                                                                                 4,355,467
Containers - Metal and Glass - 2.1%
           193,636    Ball Corp.                                                                                           7,646,686
           262,342    Owens-Illinois, Inc.*                                                                                7,712,854
                                                                                                                          15,359,540
Decision Support Software - 1.3%
           386,045    MSCI, Inc.*                                                                                          9,265,080
Distribution/Wholesale - 1.2%
         3,627,860    Li & Fung, Ltd.                                                                                      8,860,500
Diversified Operations - 1.1%
           154,955    Cooper Industries, Ltd. - Class A                                                                    6,190,453
        15,530,207    Polytec Asset Holdings, Ltd.                                                                         1,348,755
                                                                                                                           7,539,208
Electric Products - Miscellaneous - 1.0%
           183,695    AMETEK, Inc.                                                                                         7,489,245
Electronic Components - Semiconductors - 1.5%
           426,370    Microsemi Corp.*                                                                                    10,863,908
Electronic Connectors - 0.8%
           146,150    Amphenol Corp. - Class A                                                                             5,866,461
Electronic Measuring Instruments - 1.1%
           290,700    Trimble Navigation, Ltd.*                                                                            7,517,502
Energy - Alternate Sources - 0.5%
           129,225    Nordex A.G.*(,)**                                                                                    3,597,618
Entertainment Software - 0.7%
           135,665    Electronic Arts, Inc.*                                                                               5,018,248
Fiduciary Banks - 0.9%
            92,063    Northern Trust Corp.                                                                                 6,646,949
Filtration and Separations Products - 0.7%
           150,040    Pall Corp.                                                                                           5,159,876
Finance - Consumer Loans - 0.7%
           369,420    Nelnet, Inc. - Class A                                                                               5,245,764
Finance - Other Services - 1.2%
            23,038    CME Group, Inc.                                                                                      8,558,847
Financial Guarantee Insurance - 0.5%
           229,755    Assured Guaranty, Ltd.#                                                                              3,735,816
Independent Power Producer - 0.9%
           244,785    NRG Energy, Inc.*                                                                                    6,058,429
Instruments - Controls - 1.0%
            76,100    Mettler-Toledo International, Inc.*                                                                  7,457,800
Instruments - Scientific - 1.6%
           206,836    Thermo Fisher Scientific, Inc.*                                                                     11,375,980
Investment Management and Advisory Services - 2.7%
           449,615    National Financial Partners Corp.#                                                                   6,744,225
           231,971    T. Rowe Price Group, Inc.                                                                           12,459,162
                                                                                                                          19,203,387
Machinery - General Industrial - 1.9%
           234,480    Roper Industries, Inc.                                                                              13,355,981
Machinery - Pumps - 1.2%
           245,455    Graco, Inc.                                                                                          8,740,653
Medical - Biomedical and Genetic - 4.5%
           330,481    Celgene Corp.*                                                                                      20,912,839
           146,842    Gilead Sciences, Inc.*                                                                               6,693,058
            68,775    Millipore Corp.*                                                                                     4,731,720
                                                                                                                          32,337,617
Medical - Drugs - 1.3%
           193,235    Shire PLC (ADR)                                                                                      9,226,971
Medical - HMO - 1.6%
           357,486    Coventry Health Care, Inc.*                                                                         11,636,169
Metal Processors and Fabricators - 1.1%
           103,005    Precision Castparts Corp.                                                                            8,114,734
Oil - Field Services - 0.7%
           480,350    Acergy S.A.                                                                                          4,828,350
Oil and Gas Drilling - 0.4%
            73,870    Helmerich & Payne, Inc.                                                                              3,190,445
Oil Companies - Exploration and Production - 3.9%
            43,649    EOG Resources, Inc.                                                                                  3,904,840
           204,100    Forest Oil Corp.*                                                                                   10,123,361
           317,233    Sandridge Energy, Inc.*                                                                              6,217,767
           110,732    Whitting Petroleum, Corp.*                                                                           7,890,762
                                                                                                                          28,136,730
Oil Companies - Integrated - 1.1%
            99,770    Hess Corp.                                                                                           8,189,122
Oil Field Machinery and Equipment - 0.8%
           118,585    FMC Technologies, Inc.*                                                                              5,520,132
Physical Practice Management - 1.7%
           229,690    Pediatrix Medical Group, Inc.*                                                                      12,384,885
Pipelines - 0.5%
            73,705    Kinder Morgan Management LLC*                                                                        3,626,286
Power Converters and Power Supply Equipment - 1.5%
           158,949    SunPower Corp.*                                                                                     10,975,428
Real Estate Management/Services - 1.7%
           354,870    CB Richard Ellis Group, Inc. - Class A*                                                              4,744,612
           168,615    Jones Lang LaSalle, Inc.                                                                             7,331,380
                                                                                                                          12,075,992
Real Estate Operating/Development - 2.2%
         1,542,000    CapitaLand, Ltd.                                                                                     3,361,340
         2,414,000    Hang Lung Properties, Ltd.                                                                           5,693,434
           175,725    St. Joe Co.*,#                                                                                       6,869,090
                                                                                                                          15,923,864
Reinsurance - 1.8%
             2,977    Berkshire Hathaway, Inc. - Class B                                                                  13,083,915
REIT - Diversified - 1.8%
         1,047,331    CapitalSource, Inc.                                                                                 12,882,171
Retail - Apparel and Shoe - 1.1%
           268,960    Nordstrom, Inc.                                                                                      7,751,427
Retail - Office Supplies - 0.9%
           289,180    Staples, Inc.                                                                                        6,506,550
Semiconductor Components/Integrated Circuits - 2.2%
         3,470,960    Atmel Corp.                                                                                         11,766,554
           738,145    Cypress Semiconductor Corp.*                                                                         3,853,117
                                                                                                                          15,619,671
Semiconductor Equipment - 1.5%
           335,425    KLA-Tencor Corp.                                                                                    10,616,201
Steel Pipe and Tube - 0.6%
            19,260    Vallourec**                                                                                          4,188,362
Telecommunication Equipment - 1.7%
           358,235    CommScope, Inc.*                                                                                    12,409,260
Telecommunication Services - 3.8%
           447,442    Amdocs, Ltd. (U.S. Shares)*                                                                         12,250,962
           420,015    SAVVIS, Inc.*                                                                                        5,645,002
           884,865    Time Warner Telecom, Inc. - Class A*                                                                 9,193,747
                                                                                                                          27,089,711
Toys - 1.6%
           653,846    Mattel, Inc.                                                                                        11,795,382
Transportation - Railroad - 0.9%
           127,015    Canadian National Railway Co. (U.S. Shares)                                                          6,075,127
Transportation - Services - 1.6%
           128,920    C.H. Robinson Worldwide, Inc.                                                                        6,569,763
           133,042    Expeditors International of Washington, Inc.                                                         4,635,183
                                                                                                                          11,204,946
Transportation - Truck - 1.5%
           135,925    Con-Way, Inc.                                                                                        5,995,651
           109,645    Landstar System, Inc.                                                                                4,830,959
                                                                                                                          10,826,610
Web Hosting/Design - 1.7%
           176,598    Equinix, Inc.*,#                                                                                    12,266,497
Wireless Equipment - 2.5%
           616,210    Crown Castle International Corp.*                                                                   17,851,604
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $698,101,670)                                                                                   690,354,210
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.5%
           417,468    Janus Institutional Cash Management Fund - Institutional Shares, 3.36%                                 417,468
         3,170,513    Janus Institutional Money Market Fund - Institutional Shares, 3.26%                                  3,170,512
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $3,587,980)                                                                                      3,587,980
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.2%
            27,924    Cash Collateral+                                                                                        27,924
            83,201    Repurchase Agreements+                                                                                  83,201
        23,081,204    Time Deposits+                                                                                      23,081,204
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $23,192,329)                                                                                 23,192,329
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $724,881,979) - 100%                                                                   $   717,134,519
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2008 (unaudited)
                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                         $  4,756,864              0.7%
Bermuda                                             26,210,103              3.6%
Brazil                                              11,680,880              1.6%
Canada                                               6,075,127              0.8%
Cayman Islands                                       4,198,071              0.6%
France                                               4,188,362              0.6%
Germany                                             14,017,222              2.0%
Guernsey                                            12,250,962              1.7%
Hong Kong                                            5,693,434              0.8%
Ireland                                              8,646,159              1.2%
Luxembourg                                           4,828,350              0.7%
Singapore                                            3,361,340              0.5%
United Kingdom                                       9,226,971              1.3%
United States++                                    602,000,674             83.9%
--------------------------------------------------------------------------------
Total                                             $717,134,519            100.0%

++ Includes Short-Term Securities and Other Securities (80.2% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts, Open
as of September 30, 2008 (unaudited)

Currency Sold and                   Currency        Currency        Unrealized
Settlement Date                    Units Sold     Value in U.S.$    Gain/(Loss)
--------------------------------------------------------------------------------
Australian Dollar 10/16/08          5,265,000      $ 4,157,933      $    55,762
Euro 11/12/08                       9,961,387       14,064,610          851,215
--------------------------------------------------------------------------------
Total                                              $18,222,543      $   906,977


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of September 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                              $   22,962,447


The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2008. See Significant Accounting Policies for more information.


Valuation Inputs Summary (as of September 30, 2008)

                                                         Level 1 - Quoted   Level 2 - Other Significant    Level 3 - Significant
                                                              Prices             Observable Inputs          Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Aspen Mid Cap Growth Portfolio                      $ 690,354,210             $ 26,780,309                    $ -

Other Financial Instruments(a):

Janus Aspen Mid Cap Growth Portfolio                            906,977                        -                      -
----------------------------------------------------------------------------------------------------------------------------------

(a)Other financial instruments include futures, forward currency, written option and swap contracts.

Janus Aspen Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.8%
Advertising Agencies - 0.6%
            11,200    Omnicom Group, Inc.                                                                            $       431,872
Aerospace and Defense - 0.8%
            12,500    Rockwell Collins, Inc.                                                                                 601,125
Agricultural Chemicals - 0.2%
             2,700    Mosaic Co.                                                                                             183,708
Applications Software - 0.4%
             9,900    Intuit, Inc.*                                                                                          312,939
Automotive - Truck Parts and Equipment - Original - 0.3%
             4,100    Magna International, Inc. - Class A (U.S. Shares)                                                      209,879
Beverages - Non-Alcoholic - 0.4%
             4,300    PepsiCo, Inc.                                                                                          306,461
Brewery - 0.7%
            11,800    Molson Coors Brewing Co. - Class B                                                                     551,650
Building - Residential and Commercial - 0.7%
            19,200    Centex Corp.                                                                                           311,040
            16,200    Pulte Homes, Inc.                                                                                      226,314
                                                                                                                             537,354
Cable Television - 0.2%
             7,700    Comcast Corp. - Class A                                                                                151,151
Chemicals - Specialty - 1.3%
            22,100    Lubrizol Corp.                                                                                         953,394
Coal - 0.8%
            18,600    Arch Coal, Inc.                                                                                        611,754
Commercial Banks - 1.2%
             6,600    BB&T Corp.                                                                                             249,480
             2,600    City National Corp.                                                                                    141,180
            21,100    Colonial BancGroup, Inc.                                                                               165,846
            31,700    Synovus Financial Corp.                                                                                328,095
                                                                                                                             884,601
Computers - Integrated Systems - 2.2%
            21,900    Diebold, Inc.                                                                                          725,109
            41,200    NCR Corp.                                                                                              908,460
                                                                                                                           1,633,569
Consumer Products - Miscellaneous - 0.4%
             4,800    Kimberly-Clark Corp.                                                                                   311,232
Containers - Metal and Glass - 0.9%
            17,400    Ball Corp.                                                                                             687,126
Containers - Paper and Plastic - 1.2%
            24,400    Pactiv Corp.*                                                                                          605,852
            18,000    Temple-Inland, Inc.                                                                                    274,680
                                                                                                                             880,532
Cosmetics and Toiletries - 0.7%
             7,300    Procter & Gamble Co.                                                                                   508,737
Data Processing and Management - 0.5%
             7,400    Fair Isaac Corp.                                                                                       170,644
             4,800    Fiserv, Inc.*                                                                                          227,136
                                                                                                                             397,780
Distribution/Wholesale - 1.0%
            17,000    Tech Data Corp.*                                                                                       507,450
             3,000    W.W. Grainger, Inc.                                                                                    260,910
                                                                                                                             768,360
Diversified Operations - 1.5%
             5,400    Dover Corp.                                                                                            218,970
             8,500    Illinois Tool Works, Inc.                                                                              377,825
            15,500    Tyco International, Ltd.                                                                               542,810
                                                                                                                           1,139,605
E-Commerce/Services - 0.3%
            12,250    IAC/InterActiveCorp*                                                                                   211,925
Electric - Integrated - 2.5%
            15,300    DPL, Inc.                                                                                              379,440
            21,100    PPL Corp.                                                                                              781,122
            21,600    Public Service Enterprise Group, Inc.                                                                  708,264
                                                                                                                           1,868,826
Electronic Components - Miscellaneous - 0.4%
            50,500    Vishay Intertechnology, Inc.*                                                                          334,310
Electronic Components - Semiconductors - 0.6%
            20,900    Texas Instruments, Inc.                                                                                449,350
Electronic Connectors - 1.3%
            24,400    Thomas & Betts Corp.*                                                                                  953,308
Electronic Measuring Instruments - 0.6%
            14,900    Agilent Technologies, Inc.*                                                                            441,934
Electronic Parts Distributors - 0.4%
            13,200    Avnet, Inc.                                                                                            325,116
Engineering - Research and Development Services - 1.9%
             8,500    McDermott International, Inc. (U.S. Shares)*                                                           217,175
            33,900    URS Corp.*                                                                                           1,243,113
                                                                                                                           1,460,288
Finance - Investment Bankers/Brokers - 0.3%
             6,200    Raymond James Financial, Inc.                                                                          204,476
Food - Miscellaneous/Diversified - 1.4%
            12,900    Kraft Foods, Inc. - Class A                                                                            422,475
            22,800    Unilever PLC (ADR)                                                                                     620,388
                                                                                                                           1,042,863
Forestry - 0.8%
            10,500    Weyerhaeuser Co.                                                                                       636,090
Gas - Distribution - 0.4%
            14,800    Southern Union Co.                                                                                     305,620
Gold Mining - 1.0%
            24,100    Goldcorp, Inc. (U.S. Shares)                                                                           762,283
Hotels and Motels - 0.4%
            11,000    Starwood Hotels & Resorts Worldwide, Inc.                                                              309,540
Human Resources - 1.2%
             8,800    Manpower, Inc.                                                                                         379,808
            22,000    Robert Half International, Inc.                                                                        544,500
                                                                                                                             924,308
Industrial Gases - 0.2%
             2,200    Air Products and Chemicals, Inc.                                                                       150,678
Instruments - Scientific - 2.4%
            13,100    Applera Corp. - Applied Biosystems Group                                                               448,675
            16,800    PerkinElmer, Inc.                                                                                      419,496
            12,200    Thermo Fisher Scientific, Inc.*                                                                        671,000
             7,000    Varian, Inc.*                                                                                          300,300
                                                                                                                           1,839,471
Insurance Brokers - 0.6%
            20,900    Brown & Brown, Inc.                                                                                    451,858
Internet Infrastructure Equipment - 0.5%
            17,500    Avocent Corp.                                                                                          358,050
Internet Telephony - 0.3%
             9,100    J2 Global Communications, Inc.                                                                         212,485
Investment Management and Advisory Services - 3.4%
            24,000    AllianceBernstein Holding L.P.                                                                         888,240
             5,700    Franklin Resources, Inc.                                                                               502,341
            44,900    Invesco, Ltd. (U.S. Shares)                                                                            942,002
             5,700    Legg Mason, Inc.                                                                                       216,942
                                                                                                                           2,549,525
Life and Health Insurance - 2.8%
            11,400    AFLAC, Inc.                                                                                            669,750
            11,000    Lincoln National Corp.                                                                                 470,910
            33,700    Protective Life Corp.                                                                                  960,787
                                                                                                                           2,101,447
Machinery - Farm - 0.7%
            11,100    Deere & Co.                                                                                            549,450
Medical - Drugs - 2.1%
            13,500    Endo Pharmaceuticals Holdings, Inc.*                                                                   270,000
            18,200    Forest Laboratories, Inc.*                                                                             514,696
            21,400    Wyeth                                                                                                  790,516
                                                                                                                           1,575,212
Medical - HMO - 0.9%
             7,200    Coventry Health Care, Inc.*                                                                            234,360
            17,500    Health Net, Inc.*                                                                                      413,000
                                                                                                                             647,360
Medical - Wholesale Drug Distributors - 1.3%
            20,000    Cardinal Health, Inc.                                                                                  985,600
Medical Instruments - 0.4%
             6,500    St. Jude Medical, Inc.*                                                                                282,685
Medical Labs and Testing Services - 0.9%
            10,100    Laboratory Corporation of America Holdings*                                                            701,950
Medical Products - 1.9%
             9,000    Covidien, Ltd.                                                                                         483,840
            10,100    Hospira, Inc.*                                                                                         385,820
             8,800    Zimmer Holdings, Inc.*                                                                                 568,128
                                                                                                                           1,437,788
Metal - Aluminum - 0.8%
            26,800    Alcoa, Inc.                                                                                            605,144
Metal - Diversified - 0.4%
             5,400    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                         306,990
Metal Processors and Fabricators - 0.3%
             5,100    Kaydon Corp.                                                                                           229,806
Motorcycle and Motor Scooter Manufacturing - 0.3%
             5,800    Harley-Davidson, Inc.                                                                                  216,340
Multi-Line Insurance - 2.1%
             9,000    Allstate Corp.                                                                                         415,080
            10,700    Loews Corp.                                                                                            422,543
            60,400    Old Republic International Corp.                                                                       770,100
                                                                                                                           1,607,723
Multimedia - 0.9%
             8,300    McGraw-Hill Companies, Inc.                                                                            262,363
            15,800    Viacom, Inc. - Class B*                                                                                392,472
                                                                                                                             654,835
Networking Products - 0.4%
            13,800    Polycom, Inc.*                                                                                         319,194
Non-Hazardous Waste Disposal - 1.0%
            15,100    Republic Services, Inc.                                                                                452,698
            10,700    Waste Management, Inc.                                                                                 336,943
                                                                                                                             789,641
Office Automation and Equipment - 1.1%
            14,000    Pitney Bowes, Inc.                                                                                     465,640
            32,000    Xerox Corp.                                                                                            368,960
                                                                                                                             834,600
Oil - Field Services - 0.7%
             4,661    Transocean, Inc.*                                                                                      511,964
Oil and Gas Drilling - 0.5%
             9,000    Noble Corp.                                                                                            395,100
Oil Companies - Exploration and Production - 6.6%
            20,100    Anadarko Petroleum Corp.                                                                               975,050
             9,400    Bill Barrett Corp.*                                                                                    301,834
            10,700    Cabot Oil & Gas Corp.                                                                                  386,698
             4,100    Devon Energy Corp.                                                                                     373,920
            14,200    Equitable Resources, Inc.                                                                              520,998
            13,100    Forest Oil Corp.*                                                                                      649,760
             7,400    Newfield Exploration Co.*                                                                              236,726
            10,018    Noble Energy, Inc.                                                                                     556,901
             5,200    Petrohawk Energy Corp.*                                                                                112,476
            23,600    Sandridge Energy, Inc.*                                                                                462,560
            13,700    Southwestern Energy Co.*                                                                               418,398
                                                                                                                           4,995,321
Oil Companies - Integrated - 1.7%
             3,200    Hess Corp.                                                                                             262,656
            25,000    Marathon Oil Corp.                                                                                     996,750
                                                                                                                           1,259,406
Oil Field Machinery and Equipment - 0.7%
            10,200    National-Oilwell Varco, Inc.*                                                                          512,346
Oil Refining and Marketing - 1.5%
            37,000    Frontier Oil Corp.                                                                                     681,540
            13,600    Valero Energy Corp.                                                                                    412,080
                                                                                                                           1,093,620
Paper and Related Products - 2.1%
            17,100    International Paper Co.                                                                                447,678
            12,100    Potlatch Corp.                                                                                         561,319
            11,700    Rayonier, Inc.                                                                                         553,995
                                                                                                                           1,562,992
Pharmacy Services - 0.3%
             7,700    Omnicare, Inc.                                                                                         221,529
Pipelines - 2.2%
            14,700    Kinder Morgan Energy Partners L.P.                                                                     764,841
            22,200    Plains All American Pipeline L.P.                                                                      879,564
                                                                                                                           1,644,405
Property and Casualty Insurance - 1.4%
            12,700    Mercury General Corp.                                                                                  695,325
            19,100    Progressive Corp.                                                                                      332,340
                                                                                                                           1,027,665
Reinsurance - 1.8%
               307    Berkshire Hathaway, Inc. - Class B                                                                   1,349,265
REIT - Apartments - 1.0%
             3,000    Avalonbay Communities, Inc.#                                                                           295,260
            10,600    Equity Residential                                                                                     470,746
                                                                                                                             766,006
REIT - Mortgage - 0.5%
            17,800    Redwood Trust, Inc.#                                                                                   386,794
REIT - Office Property - 0.8%
             3,000    Alexandria Real Estate Equities, Inc.                                                                  339,240
             3,700    SL Green Realty Corp.                                                                                  239,760
                                                                                                                             579,000
REIT - Regional Malls - 0.4%
             5,200    Macerich Co.                                                                                           330,980
REIT - Warehouse/Industrial - 0.9%
             7,300    AMB Property Corp.                                                                                     330,690
             8,200    ProLogis                                                                                               338,414
                                                                                                                             669,104
Retail - Apparel and Shoe - 1.2%
            42,200    American Eagle Outfitters, Inc.                                                                        643,550
            12,000    Men's Wearhouse, Inc.                                                                                  254,880
                                                                                                                             898,430
Retail - Auto Parts - 1.0%
            11,200    Advance Auto Parts, Inc.                                                                               444,192
            11,800    O'Reilly Automotive, Inc.*                                                                             315,886
                                                                                                                             760,078
Retail - Discount - 0.1%
             4,900    HSN, Inc.*                                                                                              53,949
Retail - Drug Store - 1.4%
            14,010    CVS/Caremark Corp.                                                                                     471,577
            17,600    Walgreen Co.                                                                                           544,896
                                                                                                                           1,016,473
Retail - Major Department Stores - 1.0%
            16,700    J.C. Penney Company, Inc.                                                                              556,778
             5,300    TJX Companies, Inc.                                                                                    161,756
                                                                                                                             718,534
Retail - Regional Department Stores - 0.5%
            22,400    Macy's, Inc.                                                                                           402,752
Retail - Restaurants - 0.5%
            12,000    Darden Restaurants, Inc.                                                                               343,560
Savings/Loan/Thrifts - 1.4%
            55,800    People's United Financial, Inc.                                                                      1,074,150
Schools - 0.4%
             5,000    Apollo Group, Inc. - Class A                                                                           296,500
Semiconductor Components/Integrated Circuits - 0.8%
            23,100    Analog Devices, Inc.                                                                                   608,685
Semiconductor Equipment - 0.5%
            18,800    Applied Materials, Inc.                                                                                284,444
             4,000    Lam Research Corp.*                                                                                    125,960
                                                                                                                             410,404
Super-Regional Banks - 0.6%
             9,800    SunTrust Banks, Inc.#                                                                                  440,902
Telecommunication Equipment - 0.4%
             6,800    Harris Corp.                                                                                           314,160
Telecommunication Services - 0.4%
             8,300    Embarq Corp.                                                                                           336,565
Telephone - Integrated - 0.7%
            14,300    CenturyTel, Inc.                                                                                       524,095
Tools - Hand Held - 0.3%
             4,900    Stanley Works                                                                                          204,526
Transportation - Railroad - 0.9%
             7,100    Kansas City Southern*                                                                                  314,956
             5,000    Norfolk Southern Corp.                                                                                 331,050
                                                                                                                             646,006
X-Ray Equipment - 0.4%
            15,000    Hologic, Inc.*                                                                                         289,950
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $73,656,476)                                                                                     68,346,114
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 1.9%
               204    iShares Russell Midcap(R) Value Index
                       expires October 2008
                       exercise price $40.96**                                                                                54,876
               200    iShares Russell Midcap(R) Value Index
                       expires October 2008
                       exercise price $42.55**                                                                                75,400
               139    iShares Russell Midcap(R) Value Index
                       expires October 2008
                       exercise price $45.10**                                                                                81,593
               202    iShares Russell Midcap(R) Value Index
                       expires November 2008
                       exercise price $41.85                                                                                  73,326
               186    iShares Russell Midcap(R) Value Index
                       expires November 2008
                       exercise price $45.84**                                                                               124,434
               186    iShares Russell Midcap(R) Value Index
                       expires November 2008
                       exercise price $45.87**                                                                               124,992
                90    MidCap SPDR Trust Series 1
                       expires December 2008
                       exercise price $144.50**                                                                              127,980
                 8    Russell Midcap(R) Value Index
                       expires October 2008
                       exercise price $938.00**                                                                               33,672
                 8    Russell Midcap(R) Value Index
                       expires November 2008
                       exercise price $902.00**                                                                               43,119
                 8    Russell Midcap(R) Value Index
                       expires November 2008
                       exercise price $1018.33**                                                                             104,994
                 8    Russell Midcap(R) Value Index
                       expires January 2009
                       exercise price $980.00**                                                                               84,128
                12    S&P Mid-Cap 400(R) Index
                       expires October 2008
                       exercise price $783.80**                                                                               78,697
                12    S&P Mid-Cap 400(R) Index
                       expires November 2008
                       exercise price $773.17**                                                                               79,772
                12    S&P Mid-Cap 400(R) Index
                       expires December 2008
                       exercise price $779.10**                                                                               80,196
                12    S&P Mid-Cap 400(R) Index
                       expires December 2008
                       exercise price $785.76**                                                                               95,465
                12    S&P Mid-Cap 400(R) Index
                       expires December 2008
                       exercise price $789.31**                                                                               88,800
                10    S&P Mid-Cap 400(R) Index
                       expires December 2008
                       exercise price $801.65**                                                                               91,674
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (cost $750,556)                                                                             1,443,118
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 6.2%
$          4,678,000  Calyon, New York Branch, 0.3500%
                      dated 9/30/08, maturing 10/1/08
                      to be repurchased at $4,678,045
                      collateralized by $4,514,417
                      in U.S. Government Agencies
                      0.8750% - 6.5000%, 1/31/09 - 1/15/28
                      with a value of $4,771,561
                      (amortized cost $4,678,000)                                                                          4,678,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.1%
               981    Cash Collateral+                                                                                           981
             2,926    Repurchase Agreements+                                                                                   2,926
           811,668    Time Deposits+                                                                                         811,668
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $815,575)                                                                                       815,575
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $79,900,607) - 100%                                                                    $    75,282,807
------------------------------------------------------------------------------------------------------------------------------------


               Summary of Investments by Country- (Long Positions)
                         September 30, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                           $ 1,968,652               2.6%
Canada                                                972,162               1.3%
Cayman Islands                                        907,064               1.2%
Panama                                                217,175               0.3%
United Kingdom                                        620,388               0.8%
United States++                                    70,597,366              93.8%
--------------------------------------------------------------------------------
Total                                             $75,282,807             100.0%

++Includes Short-Term Securities and Other Securities (86.5% excluding Short-Term Securities and Other Securities)

                                                                          Value
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
               iShares Russell Midcap(R) Value Index
                  expires October 2008
                  102 contracts
                   exercise price $36.78                               $ (8,772)

              iShares Russell Midcap(R) Value Index
                  expires October 2008
                  100 contracts
                   exercise price $38.20                                (13,300)

               iShares Russell Midcap(R) Value Index
                  expires October 2008
                  186 contracts
                   exercise price $40.49                                (44,826)

               iShares Russell Midcap(R) Value Index
                  expires November 2008
                  186 contracts
                   exercise price $41.16                                (59,148)

               iShares Russell Midcap(R) Value Index
                  expires November 2008
                  186 contracts
                   exercise price $41.19                                (59,520)

               MidCap SPDR Trust 1
                  expires December 2008
                  45 contracts
                   exercise price $129.75                               (24,525)

              Russell Midcap(R) Value Index
                  expires October 2008
                  5 contracts
                   exercise price $843.00                                  (185)

               Russell Midcap(R) Value Index
                  expires November 2008
                  4 contracts
                   exercise price $810.00                                (8,138)

               Russell Midcap(R) Value Index
                  expires November 2008
                  8 contracts
                   exercise price $914.42                               (46,973)

               Russell Midcap(R) Value Index
                  expires January 2009
                  4 contracts
                   exercise price $880.00                               (19,244)

               S&P Mid-Cap 400(R) Index
                  expires October 2008
                  8 contracts
                   exercise price $703.82                               (14,000)

               S&P Mid-Cap 400(R) Index
                  expires November 2008
                  6 contracts
                   exercise price $694.28                               (16,589)

               S&P Mid-Cap 400(R) Index
                  expires December 2008
                  6 contracts
                   exercise price $699.60                               (15,114)

               S&P Mid-Cap 400(R) Index
                  expires December 2008
                  6 contracts
                   exercise price $705.58                               (22,395)

               S&P Mid-Cap 400(R) Index
                  expires December 2008
                  6 contracts
                   exercise price $708.77                               (17,532)

              S&P Mid-Cap 400(R) Index
                  expires December 2008
                  5 contracts
                   exercise price $719.84                               (21,927)
--------------------------------------------------------------------------------
Total Written Options - Puts
        (Premiums received $176,776)                                  $(392,188)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

SPDR              Standard & Poor's Depository Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of September 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio                              $       947,817

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2008)

                                                                         Level 2 - Other Significant   Level 3 - Significant
                                            Level 1 - Quoted Prices      Observable Inputs             Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Aspen Mid Cap Value Portfolio                    $68,346,114                   $ 5,493,575                       $  -

Investments in Purchased Options:

Janus Aspen Mid Cap Value Portfolio                              -                     1,443,118                          -

Other Financial Instruments(a):

Janus Aspen Mid Cap Value Portfolio                              -                     (392,188)                          -
---------------------------------------------------------------------------------------------------------------------------------

(a)Other financial instruments include futures, forward currency, written option and swap contracts.

Janus Aspen Money Market Portfolio

Schedule of Investments (unaudited)

Principal Amount                                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 64.5%
$        5,000,000    Barclays Capital, Inc., 1.500%
                      dated 9/30/08, maturing 10/1/08
                      to be repurchased at $5,000,208
                      collateralized by $9,701,542
                      in U.S. Government Agencies
                      0% - 103.5000%, 9/1/12 - 1/1/48
                      with a value of $5,100,000                                                                     $     5,000,000
         3,000,000    HSBC Securities (USA), Inc., 1.7500%
                      dated 9/30/08, maturing 10/1/08
                      to be repurchased at $3,000,146
                      collateralized by $4,185,175
                      in U.S. Government Agencies
                      0% - 6.0000%, 12/15/18 - 12/01/37
                      with a value of $3,060,024                                                                           3,000,000
         5,000,000    ING Financial Markets LLC, 0.3500%
                      dated 9/30/08, maturing 10/1/08
                      to be repurchased at $5,000,049
                      collateralized by $4,293,940
                      in U.S. Government Agencies
                      1.6250% - 7.2500%, 1/15/09 - 1/15/27
                      with a value of $5,100,050                                                                           5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (amortized cost $13,000,000)                                                                  13,000,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 7.6%
           200,000    Anaheim California Housing Authority Multifamily Housing Revenue
                      (Cobblestone), 9.0000%, 3/15/33                                                                        200,000
           300,000    Anaheim California Housing Authority Multifamily Housing Revenue
                      (Cobblestone), 9.0000%, 7/15/33                                                                        300,000
           170,000    Arapahoe County, Colorado, Industrial Development Revenue
                      (Cottrell), Series B, 4.4200%, 10/1/19                                                                 170,000
           400,000    California Infrastructure and Economic Development, 3.6300%, 7/1/33                                    400,000
           225,000    California Statewide Communities Development Authority, 9.0000%, 3/15/33                               225,000
           250,000    Sacramento California Redevelopment Agency, 9.0000%, 1/15/36                                           250,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (amortized cost $1,545,000)                                                       1,545,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 27.9%
         1,000,000    Fannie Mae, 2.3540%, 10/1/08                                                                         1,000,000
         1,000,000    Fannie Mae, 2.4185%, 11/3/08                                                                           997,812
         1,000,000    Fannie Mae, 2.5322%, 12/31/08                                                                          993,699
         1,000,000    Federal Home Loan Discount Note, 2.6619%, 4/14/09                                                      985,870
           664,000    Federal Home Loan Discount Note, 2.7244%, 6/9/09                                                       651,672
         1,000,000    Freddie Mac, 2.5164%, 12/29/08                                                                         993,875
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (amortized cost $5,622,928)                                                             5,622,928
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total amortized cost $20,167,928) - 100%                                                              $20,167,928
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2008.

Money market portfolios may hold securities with stated maturities of greater than 397 days when those securities have features that allow a portfolio to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of September 30, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2008)

                                                                                Level 2 - Other             Level 3 -
                                                                                Significant Observable      Significant
                                                       Level 1 - Quoted Prices  Inputs                      Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Aspen Money Market Portfolio                                  $        -  $        20,167,928               $        -
---------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Small Company Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.9%
Advanced Materials/Products - 1.3%
             5,498    Ceradyne, Inc.*                                                                                $       201,557
Building - Mobile Home and Manufactured Homes - 1.2%
             7,552    Thor Industries, Inc.                                                                                  187,441
Building and Construction - Miscellaneous - 0.8%
             9,812    Dycom Industries, Inc.*                                                                                127,752
Building and Construction Products - Miscellaneous - 0.7%
            11,085    Louisiana-Pacific Corp.                                                                                103,091
Chemicals - Diversified - 1.6%
             4,851    FMC Corp.                                                                                              249,293
Collectibles - 1.4%
            10,694    RC2 Corp.*                                                                                             213,880
Commercial Banks - 8.4%
             3,955    BancFirst Corp.                                                                                        191,145
            17,005    Cascade Bancorp                                                                                        151,174
            19,325    CoBiz Financial, Inc.                                                                                  232,093
               905    First Citizens BancShares, Inc. - Class A                                                              161,995
             5,806    Simmons First National Corp. - Class A                                                                 206,694
             5,156    TriCo Bancshares                                                                                       111,009
             4,507    UMB Financial Corp.                                                                                    236,707
                                                                                                                           1,290,817
Commercial Services - 2.3%
             9,946    Steiner Leisure, Ltd.*                                                                                 341,943
Commercial Services - Finance - 1.3%
            13,594    Deluxe Corp.                                                                                           195,618
Computer Services - 0.9%
             2,602    CACI International, Inc.*                                                                              130,360
Consumer Products - Miscellaneous - 2.8%
            17,891    Jarden Corp.*                                                                                          419,544
Containers - Metal and Glass - 0.6%
             2,940    Owens-Illinois, Inc.*                                                                                   86,436
Containers - Paper and Plastic - 1.4%
            13,380    Temple-Inland, Inc.                                                                                    204,179
Diversified Operations - 2.6%
             6,670    Barnes Group, Inc.                                                                                     134,867
             7,965    Crane Co.                                                                                              236,640
           241,259    Polytec Asset Holdings, Ltd.                                                                            20,953
                                                                                                                             392,460
Electric - Integrated - 2.6%
             6,206    ALLETE, Inc.                                                                                           276,167
             3,961    Otter Tail Corp.                                                                                       121,722
                                                                                                                             397,889
Electronic Components - Semiconductors - 3.1%
            18,562    Microsemi Corp.*                                                                                       472,959
Enterprise Software/Services - 1.0%
            10,960    Omnicell, Inc.*                                                                                        144,124
Finance - Consumer Loans - 2.3%
            24,530    Nelnet, Inc. - Class A                                                                                 348,326
Finance - Investment Bankers/Brokers - 0.8%
             3,685    Raymond James Financial, Inc.                                                                          121,531
Firearms and Ammunition - 2.5%
            54,614    Smith & Wesson Holding Corp.*                                                                          204,256
            25,000    Sturm Ruger and Company, Inc.*                                                                         173,500
                                                                                                                             377,756
Food - Retail - 2.2%
             4,950    Ruddick Corp.                                                                                          160,628
             4,723    Weis Markets, Inc.                                                                                     170,075
                                                                                                                             330,703
Footwear and Related Apparel - 3.0%
            11,550    Skechers U.S.A., Inc. - Class A*                                                                       194,386
             9,670    Wolverine World Wide, Inc.                                                                             255,964
                                                                                                                             450,350
Gas - Distribution - 1.3%
             2,872    Atmos Energy Corp.                                                                                      76,453
             3,787    Piedmont Natural Gas Company, Inc.                                                                     121,032
                                                                                                                             197,485
Hazardous Waste Disposal - 1.1%
            13,150    Newalta Income Fund                                                                                    169,937
Human Resources - 1.8%
            12,260    Resources Connection, Inc.*                                                                            276,218
Internet Applications Software - 0.8%
             9,013    Interwoven, Inc.*                                                                                      127,264
Internet Incubators - 0.5%
            63,304    Safeguard Scientifics, Inc.*                                                                            79,130
Investment Companies - 1.1%
            17,178    Hercules Technology Growth Capital, Inc.                                                               166,627
Machinery - Electrical - 1.3%
             4,527    Regal-Beloit Corp.                                                                                     192,488
Machinery - General Industrial - 2.2%
            12,430    Applied Industrial Technologies, Inc.                                                                  334,740
Medical - Outpatient and Home Medical Care - 1.4%
             7,230    LHC Group LLC*                                                                                         205,910
Medical Instruments - 1.8%
             8,471    CONMED Corp.*                                                                                          271,072
Multi-Line Insurance - 1.5%
             7,494    American Financial Group, Inc.                                                                         221,073
Non-Ferrous Metals - 0.7%
             5,051    RTI International Metals, Inc.*                                                                         98,798
Oil - Field Services - 0.7%
             7,468    TETRA Technologies, Inc.*                                                                              103,432
Oil and Gas Drilling - 1.1%
             4,400    Atwood Oceanics, Inc.                                                                                  160,160
Oil Companies - Exploration and Production - 3.6%
             3,477    Forest Oil Corp.*                                                                                      172,459
             8,905    Mariner Energy, Inc.*                                                                                  182,553
             5,373    St. Mary Land & Exploration Co.                                                                        191,546
                                                                                                                             546,558
Printing - Commercial - 2.2%
            20,697    Cenveo, Inc.*                                                                                          159,160
             5,939    Consolidated Graphics, Inc.*                                                                           180,130
                                                                                                                             339,290
Real Estate Management/Services - 0.5%
             1,745    Jones Lang LaSalle, Inc.                                                                                75,873
Recreational Vehicles - 0.7%
             2,180    Polaris Industries, Inc.                                                                                99,168
REIT - Diversified - 2.4%
            24,150    CapLease, Inc.                                                                                         191,509
             3,655    Digital Realty Trust, Inc.                                                                             172,699
                                                                                                                             364,208
REIT - Health Care - 1.4%
             5,725    Nationwide Health Properties, Inc.                                                                     205,986
REIT - Office Property - 2.4%
             2,047    Alexandria Real Estate Equities, Inc.                                                                  231,475
             2,806    Kilroy Realty Corp.                                                                                    134,099
                                                                                                                             365,574
REIT - Regional Malls - 2.1%
             6,321    Taubman Centers, Inc.                                                                                  316,050
REIT - Shopping Centers - 1.2%
             7,262    Acadia Realty Trust                                                                                    183,583
REIT - Warehouse/Industrial - 1.0%
             9,072    First Potomac Realty Trust                                                                             155,948
Resorts and Theme Parks - 1.4%
             6,140    Vail Resorts, Inc.*                                                                                    214,593
Retail - Apparel and Shoe - 2.5%
            11,460    bebe stores, Inc.                                                                                      111,964
             7,475    Gymboree Corp.*                                                                                        265,363
                                                                                                                             377,327
Retail - Automobile - 0.8%
             9,130    Rush Enterprises, Inc. - Class B*                                                                      114,673
Semiconductor Components/Integrated Circuits - 1.6%
            70,575    Atmel Corp.                                                                                            239,249
Telecommunication Equipment - 2.5%
            49,370    Arris Group, Inc.*                                                                                     381,630
Transportation - Air Freight - 0.6%
             2,425    Atlas Air Worldwide Holdings Inc.                                                                       97,752
Transportation - Equipment and Leasing - 2.1%
             7,851    GATX Corp.                                                                                             310,664
Transportation - Marine - 1.6%
            24,320    Horizon Lines, Inc. - Class A                                                                          240,038
Transportation - Truck - 1.8%
             9,520    Old Dominion Freight Line, Inc.*                                                                       269,797
Water - 1.1%
             4,333    American States Water Co.                                                                              166,821
Wire and Cable Products - 1.3%
             6,174    Belden, Inc.                                                                                           196,395
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $15,842,127)                                                                                     14,653,520
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.1%
            51,400    Janus Institutional Cash Management Fund - Institutional Shares, 3.36%                                  51,400
           413,983    Janus Institutional Money Market Fund - Institutional Shares, 3.26%                                    413,983
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $465,383)                                                                                          465,383
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $16,307,510) - 100%                                                                    $    15,118,903
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2008 (unaudited)

Country                                                   Value  % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bahamas                                             $   341,943             2.3%
Canada                                                  169,937             1.1%
Cayman Islands                                           20,953             0.1%
United States ++                                     14,586,070            96.5%
--------------------------------------------------------------------------------
Total                                               $15,118,903           100.0%

++ Includes Short-Term Securities (93.4% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT    Real Estate Investment Trust

*       Non-income-producing security.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of September 30, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2008)

                                                                                               Level 3 -
                                              Level 1 - Quoted   Level 2 - Other Significant   Significant
                                              Prices             Observable Inputs             Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Aspen Small Company Value Portfolio       $ 14,653,520              $ 465,383            $              -
-------------------------------------------------------------------------------------------------------------------

Janus Aspen Worldwide Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.5%
Agricultural Chemicals - 1.0%
            39,448    Syngenta A.G.                                                                                   $    8,378,274
Apparel Manufacturers - 1.7%
         2,341,400    Esprit Holdings, Ltd.                                                                               14,385,859
Applications Software - 1.1%
         4,350,685    Misys PLC                                                                                            9,509,629
Audio and Video Products - 1.0%
           293,400    Sony Corp. #                                                                                         9,074,899
Automotive - Cars and Light Trucks - 0%
                15    Nissan Motor Company, Ltd.                                                                                 101
Broadcast Services and Programming - 1.4%
           413,505    Liberty Global, Inc. - Class A*                                                                     12,529,202
Building - Residential and Commercial - 8.8%
           854,940    Centex Corp.                                                                                        13,850,028
           875,805    Lennar Corp. - Class A#                                                                             13,303,478
         1,447,175    Pulte Homes, Inc.                                                                                   20,217,034
         1,055,055    Ryland Group, Inc.                                                                                  27,980,058
                                                                                                                          75,350,598
Building and Construction Products - Miscellaneous - 1.1%
           368,770    USG Corp.* ,#                                                                                        9,440,512
Building Products - Cement and Aggregate - 0.8%
           380,050    Cemex S.A. de C.V. (ADR)* ,#                                                                         6,544,461
Casino Hotels - 1.1%
         1,383,773    Crown, Ltd.                                                                                          9,564,565
         1,578,000    Galaxy Entertainment Group, Ltd.*                                                                      310,913
                                                                                                                           9,875,478
Chemicals - Diversified - 1.6%
           296,400    Shin-Etsu Chemical Company, Ltd.                                                                    14,113,483
Commercial Services - 0.1%
           105,919    Ticketmaster*                                                                                        1,136,511
Commercial Services - Finance - 0%
            17,653    Tree.com, Inc.*                                                                                         85,087
Computers - 5.6%
         2,948,675    Dell, Inc.*                                                                                         48,594,164
Distribution/Wholesale - 0.9%
         3,334,800    Li & Fung, Ltd.                                                                                      8,144,745
E-Commerce/Products - 1.4%
           166,703    Amazon.com, Inc.                                                                                    12,129,310
E-Commerce/Services - 5.8%
         1,753,385    eBay, Inc.*                                                                                         39,240,756
           457,955    Expedia, Inc.*                                                                                       6,919,700
           264,798    IAC/InterActiveCorp*                                                                                 4,580,997
                                                                                                                          50,741,453
Electronic Components - Miscellaneous - 2.5%
           791,819    Koninklijke (Royal) Philips Electronics N.V.                                                        21,677,762
Electronic Components - Semiconductors - 2.5%
         3,443,820    ARM Holdings PLC                                                                                     5,863,181
            16,275    Samsung Electronics Company, Ltd.                                                                    7,495,150
           384,455    Texas Instruments, Inc.                                                                              8,265,782
                                                                                                                          21,624,113
Finance - Consumer Loans - 0.8%
           561,800    SLM Corp.*                                                                                           6,932,612
Finance - Investment Bankers/Brokers - 5.7%
           817,718    JPMorgan Chase & Co.                                                                                38,187,431
           658,387    UBS A.G.*                                                                                           11,384,788
                                                                                                                          49,572,219
Finance - Mortgage Loan Banker - 0.9%
           171,022    Housing Development Finance Corporation, Ltd.                                                        7,985,265
Finance - Other Services - 0.5%
            11,525    CME Group, Inc.                                                                                      4,281,653
Insurance Brokers - 3.9%
         1,062,992    Willis Group Holdings, Ltd.                                                                         34,292,122
Investment Companies - 0.1%
           121,261    RHJ International*                                                                                   1,097,912
Medical - Biomedical and Genetic - 1.8%
           258,465    Amgen, Inc.                                                                                         15,319,221
Medical - HMO - 2.9%
           133,250    Aetna, Inc.                                                                                          4,811,658
           105,905    Coventry Health Care, Inc.*                                                                          3,447,208
           680,415    UnitedHealth Group, Inc.                                                                            17,275,736
                                                                                                                          25,534,602
Medical Products - 1.6%
           264,833    Covidien, Ltd.                                                                                      14,237,422
Networking Products - 1.9%
           740,105    Cisco Systems, Inc.*                                                                                16,696,769
Pharmacy Services - 1.2%
           230,210    Medco Health Solutions, Inc.*                                                                       10,359,450
Power Converters and Power Supply Equipment - 0.4%
            89,530    Suntech Power Holdings Company, Ltd. (ADR)* ,#                                                       3,211,441
Property and Casualty Insurance - 6.0%
           604,540    First American Corp.                                                                                17,833,930
           926,100    Millea Holdings, Inc.                                                                               33,611,420
                                                                                                                          51,445,350
Radio - 0%
                 2    Citadel Broadcasting Corp.*                                                                                  2
Real Estate Management/Services - 2.1%
           163,500    Daito Trust Construction Company, Ltd.                                                               6,114,224
           627,000    Mitsubishi Estate Company, Ltd.                                                                     12,323,353
                                                                                                                          18,437,577
Real Estate Operating/Development - 0.7%
         2,963,000    CapitaLand, Ltd.                                                                                     6,458,917
Reinsurance - 3.6%
             7,128    Berkshire Hathaway, Inc. - Class B                                                                  31,327,560
Retail - Apparel and Shoe - 1.4%
           281,519    Industria de Diseno Textil S.A.#                                                                    12,007,700
Retail - Consumer Electronics - 1.9%
           216,070    Yamada Denki Company, Ltd.                                                                          16,385,183
Retail - Discount - 0.1%
           105,919    HSN INC*                                                                                             1,166,168
Retail - Drug Store - 1.1%
           290,150    CVS/Caremark Corp.                                                                                   9,766,449
Retail - Major Department Stores - 1.3%
           117,930    Sears Holdings Corp.* ,#                                                                            11,026,455
Schools - 0.8%
           118,125    Apollo Group, Inc. - Class A                                                                         7,004,813
Semiconductor Components/Integrated Circuits - 1.0%
           908,370    Marvell Technology Group, Ltd.*                                                                      8,447,841
Semiconductor Equipment - 0.5%
           238,477    ASML Holding N.V.                                                                                    4,257,504
Telecommunication Equipment - Fiber Optics - 0.6%
           306,965    Corning, Inc.                                                                                        4,800,933
Television - 5.1%
         5,968,995    British Sky Broadcasting Group PLC                                                                  44,382,018
Transportation - Services - 1.3%
           181,165    United Parcel Service, Inc. - Class B                                                               11,393,467
Travel Services - 0.1%
           105,919    Interval Leisure Group, Inc.                                                                         1,101,558
Water Treatment Systems - 0.6%
           263,195    Nalco Holding Co.                                                                                    4,879,635
Web Portals/Internet Service Providers - 4.6%
         2,335,475    Yahoo!, Inc.*                                                                                       40,403,718
Wireless Equipment - 2.6%
           682,055    Nokia Oyj                                                                                           12,713,532
         1,087,374    Telefonaktiebolaget L.M. Ericsson - Class B                                                         10,254,520
                                                                                                                          22,968,052
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,002,172,377)                                                                                 830,517,229
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.2%
         1,623,411    Janus Institutional Cash Management Fund - Institutional Shares, 3.36% (cost $1,623,411)             1,623,411
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.3%
            44,852    Cash Collateral+                                                                                        44,852
           133,649    Repurchase Agreements+                                                                                 133,649
        37,076,104    Time Deposits+                                                                                      37,076,104
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $37,254,605)                                                                                 37,254,605
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,041,050,393) - 100%                                                                  $  869,395,245
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2008 (unaudited)

Country                                               Value     % of Investment
                                                                     Securities
-------------------------------------------------------------------------------
Australia                                         $  9,564,565              1.1%
Belgium                                              1,097,912              0.1%
Bermuda                                             79,507,989              9.1%
Cayman Islands                                       3,211,441              0.4%
Finland                                             12,713,532              1.5%
Hong Kong                                              310,913              0.0%
India                                                7,985,265              0.9%
Japan                                               91,622,663             10.5%
Mexico                                               6,544,461              0.7%
Netherlands                                         25,935,267              3.0%
Singapore                                            6,458,917              0.7%
South Korea                                          7,495,149              0.9%
Spain                                               12,007,700              1.4%
Sweden                                              10,254,520              1.2%
Switzerland                                         19,763,063              2.3%
United Kingdom                                      59,754,828              6.9%
United States                                      515,167,060             59.3%
-------------------------------------------------------------------------------
Total                                             $869,395,245            100.0%

++ Includes Short-Term Securities and Other Securities (54.8% excluding
   Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR         American Depositary Receipt

PLC         Public Limited Company

*           Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of September 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of September 30, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2008)

                                                                                Level 2 - Other              Level 3 -
                                                                                Significant Observable       Significant
                                                    Level 1 - Quoted Prices     Inputs                       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Worldwide Growth Portfolio             $             830,517,229    $            38,878,016     $                    --
------------------------------------------------------------------------------------------------------------------------------------

Significant Accounting Policies
The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Fundamental Equity Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Large Cap Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Mid Cap Value Portfolio, Janus Aspen Money Market Portfolio, Janus Aspen Small Company Value Portfolio and Janus Aspen Worldwide Growth Portfolio (collectively the "Portfolios" and individually a "Portfolio"). The Portfolios are part of Janus Aspen Series (the "Trust").

Investment Valuation
Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of non-valued securities and restricted or non-public securities. The Portfolios may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Portfolio's Trustees.

Repurchase Agreements
Under a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. Repurchase agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure that its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending
Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Portfolios do not have the right to vote on securities while they are being lent; however, the Portfolios may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the Securities and Exchange Commission ("SEC"). Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in unaffiliated money market funds or other accounts, mutually agreed to by the Portfolios and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

As of September 30, 2008, the following Portfolios had on loan securities valued as indicated:

--------------------------------------------------------------------------------
                                                             Value at
Portfolio                                               September 30, 2008
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                     $ 64,154,310
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                                  22,446,970
--------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio                                 87,120
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                              872,502
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                               4,559,577
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                               1,601,793
--------------------------------------------------------------------------------
Janus Aspen INTECH Risk-Managed Core Portfolio                           67,492
--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                           87,470,596
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                                  643,800
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                                 22,460,531
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio                                     789,498
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                               35,842,193
--------------------------------------------------------------------------------

As of September 30, 2008, the following Portfolios received cash collateral for securities lending activity as indicated:
--------------------------------------------------------------------------------
                                                        Cash Collateral at
Portfolio                                               September 30, 2008
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                     $ 65,584,617
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                                  22,895,019
--------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio                                 88,884
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                              910,063
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                               4,798,049
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                               1,644,894
--------------------------------------------------------------------------------
Janus Aspen INTECH Risk-Managed Core Portfolio                           69,957
--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                           91,342,448
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                                  660,000
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                                 23,192,329
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio                                     815,575
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                               37,254,605
--------------------------------------------------------------------------------

As of September 30, 2008, all cash collateral received by the following Portfolios was invested in the Allianz Dresdner Daily Asset Fund unless noted in the following tables:

--------------------------------------------------------------------------------
Portfolio                                              Repurchase Agreements
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                        $ 235,279
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                                      82,134
--------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio                                    319
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                                3,264
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                                  17,212
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                                   5,901
--------------------------------------------------------------------------------
Janus Aspen INTECH Risk-Managed Core Portfolio                              251
--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                              327,684
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                                    2,368
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                                     83,201
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio                                       2,926
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                  133,649
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio                                                  Time Deposits
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                     $ 65,270,374
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                                  22,785,319
--------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio                                 88,456
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                              905,704
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                               4,775,058
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                               1,637,010
--------------------------------------------------------------------------------
Janus Aspen INTECH Risk-Managed Core Portfolio                           69,624
--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                           90,904,789
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                                  656,835
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                                 23,081,204
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio                                     811,668
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                               37,076,104
--------------------------------------------------------------------------------

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

Futures Contracts
The Portfolios, except Janus Aspen Money Market Portfolio, may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolios may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio's custodian.

Swaps
The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen Money Market Portfolio may enter into swap agreements to hedge their exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by a Portfolio, and/or the termination value. Therefore, a Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

Additionally, the Portfolios may invest in total return swaps. Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

Forward Currency Transactions
The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen Money Market Portfolio, may enter into forward currency contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure that its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations
The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held at September 30, 2008. Net unrealized appreciation or depreciation of investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities held at September 30, 2008, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales
The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may engage in "short sales against the box." Short sales against the box involve either selling short a security that a Portfolio owns, or selling short a security that a Portfolio has the right to obtain, for delivery at a specified date in the future. A Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities by locking in gains. A Portfolio does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. A Portfolio borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen Money Market Portfolio, may also engage in other short sales. A Portfolio may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolio must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. The total market value of all of a Portfolio's short sales positions other than against the box will not exceed 10% of its net assets. Although the potential for gain as a result of a short sale is limited to the price at which the Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance that the Portfolio will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. There is no limit to the size of any loss that a Portfolio may recognize upon termination of a short sale. Short sales held by a Portfolio are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). A Portfolio also is required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Mortgage Dollar Rolls
Janus Aspen Flexible Bond Portfolio may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Portfolio sells a mortgage-related security (such as a Government National Mortgage Association ("Ginnie Mae") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. The Portfolio will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Portfolio's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Portfolio, maintained in a segregated account. To the extent that the Portfolio collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolio is required to purchase may decline below the agreed upon repurchase price.

Securities Traded on a To-Be-Announced Basis
Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, a Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Federal National Mortgage Association ("Fannie Mae") and/or Federal Home Loan Mortgage Corporation ("Freddie Mac") transactions. Securities purchased on a TBA basis are not settled until they are delivered to a Portfolio, normally 15 to 45 days later. Beginning on the date a Portfolio enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Floating Rate Loans
Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates which adjust periodically and are tied to a benchmark lending rate such as the London Inter-Bank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks ("Prime Rate") or the rate paid on large certificates of deposit traded in the secondary markets ("CD Rate"). If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolios may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Bank Loans
Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which a Portfolio invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year LIBOR.

The Portfolios may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Portfolios may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Portfolios utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range for the nine-month period ended September 30, 2008 are indicated in the table below.

--------------------------------------------------------------------------------
Portfolio                                     Average                 Rates
                                              Monthly
                                            Borrowings
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio          $         1,572,285     1.5000% -7.0800%
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio               1,023,357     0.4970%- 8.2400%
--------------------------------------------------------------------------------

Additional Investment Risk
The Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer. Janus Aspen INTECH Risk-Managed Core Portfolio does not intend to invest in high-yield/high-risk bonds.

Options Contracts
The Portfolios, except Janus Aspen Money Market Portfolio, may purchase or write put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen Money Market Portfolio, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios may also invest in Long-Term Equity Anticipation Securities (LEAPS), which are long-term option contracts that can be maintained for a period of up to three years. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Holdings designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The Portfolios may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Portfolios pay a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options.

Written option activity for the nine-month period ended September 30, 2008 is indicated in the tables below:

Call Options                                               Number of   Premiums
                                                           Contracts   Received
-------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2007                        142   $ 136,364
Options written                                               2,241     384,672
Options expired                                                  --          --
Options closed                                                 (503)   (423,364)
Options exercised                                                --          --
-------------------------------------------------------------------------------
Options outstanding at September 30, 2008                     1,880   $  97,672
-------------------------------------------------------------------------------

Put Options                                               Number of    Premiums
                                                          Contracts    Received
-------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2007                         --   $      --
Options written                                                 298     156,791
Options expired                                                  --          --
Options closed                                                 (116)    (35,397)
Options exercised                                                --          --
-------------------------------------------------------------------------------
Options outstanding at September 30, 2008                       182   $ 121,394
-------------------------------------------------------------------------------

                                                        Number of    Premiums
Call Options                                            Contracts    Received
-------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio
Options outstanding at December 31, 2007                      380   $    30,390
Options written                                            41,330     6,216,406
Options expired                                              (380)      (30,390)
Options closed                                             (6,141)   (1,501,800)
Options exercised                                              --            --
-------------------------------------------------------------------------------
Options outstanding at September 30, 2008                  35,189   $ 4,714,606
-------------------------------------------------------------------------------

                                                       Number of     Premiums
Put Options                                            Contracts     Received
-------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio
Options outstanding at December 31, 2007                      211   $    23,606
Options written                                            35,426     3,718,728
Options expired                                                --            --
Options closed                                             (5,256)     (467,784)
Options exercised                                            (211)      (23,606)
-------------------------------------------------------------------------------
Options outstanding at September 30, 2008                  30,170   $ 3,250,944
-------------------------------------------------------------------------------


Put Options                                               Number of    Premiums
                                                          Contracts   Received
-------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio
Options outstanding
at December 31, 2007                                          5,643   $ 176,165
Options written                                              14,457     446,157
Options closed                                              (12,932)   (255,344)
Options expired                                              (6,305)   (190,202)
Options exercised                                                --          --
-------------------------------------------------------------------------------
Options outstanding
at September 30, 2008                                           863   $ 176,776
-------------------------------------------------------------------------------

Interfund Lending
Pursuant to an exemptive order received from the SEC, each Portfolio may be party to an interfund lending agreement between the Portfolio and other Janus Capital sponsored mutual funds, which permits it to borrow or lend cash at a rate beneficial to both the borrowing and lending portfolios. Outstanding borrowings from all sources totaling 10% or more of a borrowing Portfolios' total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

When-issued Securities
The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

Initial Public Offerings
The Portfolios, except Janus Aspen Money Market Portfolio, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

Exchange-Traded Funds

A Portfolio may invest in exchange-traded funds, which are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses a Portfolio bears directly in connection with its own operations.

Exchange-Traded Notes

A Portfolio may invest directly in exchange-traded notes ("ETN"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Portfolios' total return. A Portfolio will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When a Portfolio invests in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Portfolio's right to redeem their investment in an ETN, which are meant to be held until maturity. A Portfolio's decision to sell their ETN holdings may be limited by the availability of a secondary market.

Equity-Linked Structured Notes
The Portfolios may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Restricted Securities Transactions
Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments
The Portfolios may invest in money market funds, including funds managed by Janus Capital. During the period ended September 30, 2008, the following Portfolios had the following affiliated purchases and sales:

                                              Purchases         Sales           Dividend        Value
                                             Shares/Cost      Shares/Cost        Income      at 9/30/08
----------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund - Institutional Shares

Janus Aspen Balanced Portfolio              $  218,976,252  $  223,953,807  $      500,213  $   10,860,945

Janus Aspen Flexible Bond Portfolio             51,552,719      59,690,341         196,583       2,421,600

Janus Aspen Forty Portfolio                    132,654,614      94,099,501         993,034      74,976,613

Janus Aspen Fundamental Equity Portfolio           747,802         759,152             942          97,620

Janus Aspen Global Life Sciences
  Portfolio                                      1,986,664       2,262,749           3,769         143,915

Janus Aspen Global Technology Portfolio         10,324,316      16,865,251          46,260       2,506,073

Janus Aspen Growth and Income Portfolio          3,725,765       5,009,115          54,361       1,647,080

Janus Aspen INTECH Risk-Managed Core
  Portfolio                                      7,104,038       7,544,416           4,160              --

Janus Aspen International Growth
  Portfolio                                    180,123,373     182,488,359         607,918       7,668,000

Janus Aspen Large Cap Growth Portfolio         179,974,657     191,570,134       1,588,315      53,008,944

Janus Aspen Mid Cap Growth Portfolio            68,562,180      83,742,558         273,832         417,468

Janus Aspen Mid Cap Value Portfolio                     --              --              --              --

Janus Aspen Small Company Value Portfolio        1,275,817       2,406,117           9,097          51,400

Janus Aspen Worldwide Growth Portfolio          48,252,775      64,149,663         396,705       1,623,411
----------------------------------------------------------------------------------------------------------
                                            $  905,260,972  $  934,541,163  $    4,675,189  $  155,423,069
----------------------------------------------------------------------------------------------------------

Janus Institutional Money Market Fund - Institutional Shares

Janus Aspen Balanced Portfolio              $  578,346,435  $  527,667,735  $      602,538  $   67,762,200

Janus Aspen Flexible Bond Portfolio            209,492,995     175,188,595         164,142      35,609,400

Janus Aspen Forty Portfolio                    348,418,376     288,182,499         710,510      60,235,877

Janus Aspen Fundamental Equity Portfolio         4,491,701       4,277,048           4,301         214,652

Janus Aspen Global Life Sciences
  Portfolio                                      5,656,923       5,656,923           3,485              --

Janus Aspen Global Technology Portfolio         30,554,592      30,501,992          32,876          52,600

Janus Aspen Growth and Income Portfolio         15,005,113      14,445,885          21,888       1,225,201

Janus Aspen INTECH Risk-Managed Core
  Portfolio                                     13,281,387      13,224,387           4,775          57,000

Janus Aspen International Growth
  Portfolio                                    526,013,626     398,741,891         460,251     127,911,735

Janus Aspen Large Cap Growth Portfolio         401,736,866     392,564,866         405,524       9,172,000

Janus Aspen Mid Cap Growth Portfolio           108,842,139     105,671,626          80,716       3,170,512

Janus Aspen Mid Cap Value Portfolio                     --              --              --              --

Janus Aspen Small Company Value Portfolio        2,879,156       2,637,173           4,302         413,983

Janus Aspen Worldwide Growth Portfolio         114,141,187     122,399,479         131,771              --
----------------------------------------------------------------------------------------------------------
                                            $2,358,860,496  $2,081,160,099  $    2,627,079  $  305,825,160
----------------------------------------------------------------------------------------------------------

Federal Income Tax
Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of September 30, 2008, the Portfolios' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

-------------------------------------------------------------------------------------------------------------------------------
                     Portfolio                          Federal Tax Cost      Unrealized        Unrealized           Net
                                                                             Appreciation     (Depreciation)    Appreciation/
                                                                                                               (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                          $ 1,654,639,085    $ 131,769,598       $ (118,410,851)  $ 13,358,747
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                       387,298,879          2,709,615      (10,744,984)       (8,035,369)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                               981,403,883         257,084,365     (124,633,910)      132,450,455
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio                   12,540,923           372,171        (2,071,287)       (1,699,116)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                 22,126,841          3,170,569       (2,815,311)         355,258
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                   128,762,475           12,314,354      (24,699,541)     (12,385,187)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                    56,642,138          3,897,718       (8,392,536)       (4,494,818)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen INTECH Risk-Managed Core Portfolio             31,181,759          1,032,279       (4,267,338)       (3,235,059)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio               2,308,094,635        232,759,665     (603,268,579)     (370,508,914)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                   1,940,238,963         81,285,586     (330,453,688)     (249,168,102)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                       726,604,854        129,379,859     (138,850,194)      (9,470,335)
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Janus Aspen Mid Cap Value Portfolio                        80,076,224          5,561,269       (10,354,686)      (4,793,417)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Money Market Portfolio                         20,167,928              -                -                 -
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Janus Aspen Small Company Value Portfolio                  16,460,021          1,762,008       (3,103,126)       (1,341,118)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                   1,049,668,828        78,224,870      (258,498,453)     (180,273,583)
-------------------------------------------------------------------------------------------------------------------------------

New Accounting Pronouncements
In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS No. 157 does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. SFAS No. 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. SFAS No. 157 was effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of a Portfolio's investments defined pursuant to SFAS No. 157. These inputs are summarized into three broad levels: Level 1- quoted prices in active markets for identical securities; Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and Level 3 - significant unobservable inputs (including a Portfolio's own assumptions in determining the fair value of investments). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"), which permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS No. 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS No. 159 was effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management has evaluated SFAS 159 and has determined that there is no impact for the Portfolios.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is in the process of evaluating the impact of SFAS No. 161 on the Portfolio's financial statement disclosures.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Aspen Series

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: November 21, 2008

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: November 21, 2008